                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-03942

                     LORD ABBETT TAX-FREE INCOME FUND, INC.
               --------------------------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
               ---------------------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 9/30/2004

Date of reporting period: 9/30/2004

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ITEM 1:    REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2004
  ANNUAL
    REPORT

LORD ABBETT
TAX-FREE INCOME FUND
TAX-FREE INCOME TRUST

         NATIONAL TAX-FREE FUND
         CALIFORNIA TAX-FREE FUND
         CONNECTICUT TAX-FREE FUND
         HAWAII TAX-FREE FUND
         MINNESOTA TAX-FREE FUND
         MISSOURI TAX-FREE FUND
         NEW JERSEY TAX-FREE FUND
         NEW YORK TAX-FREE FUND
         TEXAS TAX-FREE FUND
         WASHINGTON TAX-FREE FUND
         INSURED INTERMEDIATE TAX-FREE FUND
         FLORIDA TAX-FREE TRUST
         GEORGIA TAX-FREE TRUST
         MICHIGAN TAX-FREE TRUST
         PENNSYLVANIA TAX-FREE TRUST

FOR THE YEAR ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT TAX-FREE INCOME FUND AND LORD ABBETT TAX-FREE INCOME TRUST
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the strategies and performance of each Fund of the Lord Abbett Tax-Free Income Fund and Lord Abbett Tax-Free Income Trust for the fiscal year ended September 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q:  WHAT WERE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD?

A: Despite occasional disappointments in job reports, the overall trend in the U.S. economy was positive in the first half of the fiscal year, providing more fuel to speculation that the Federal Reserve Board (the Fed) would start raising interest rates again in 2004. Indeed, the Fed took action on June 30, raising its fed funds rate to 1.25% from 1%. (The fed funds rate is the rate at which banks lend to each other overnight). Two additional rate hikes occurred in the final quarter of the fiscal year, bringing the fed funds rate to 1.75%.

    Concerns about inflation roiled bond markets in the months before the Fed initiated a rate hike. Municipal bonds experienced broad, albeit modest, declines in the period between April and June, reflecting the trends in the bond market as a whole. During the final quarter, however, domestic fixed-income markets, including municipal bonds, rallied as lower-than-expected job gains, higher oil prices, geopolitical concerns and uncertainties surrounding the U.S. presidential election encouraged inflows into the bond market.

    State tax revenues continued to grow, strengthening the general obligations
(GO) sector of the municipal bond market. Demand from retail investors was intermittent throughout the year and particularly weak on those occasions when municipal bond yields dipped below 5%, an unattractive level for most individual investors. Institutional investors continued to find value relative to Treasuries. Overall, intermediate- to longer-term maturities outperformed short-term maturities during the fiscal year. Investors showed a preference through much of the year for the higher yield of lower-rated credits.

    Issuance was strong going into the second half of the year (although down from last year's levels), as municipalities

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rushed to access the market before the Fed began to raise rates from historically low levels. New issuance showed signs of dropping off by June as market rates rose. Except for modest issuance in August, municipal bond supply remained relatively tight throughout the final quarter, supporting rising bond prices, particularly at the long end.

Q: HOW DID EACH FUND PERFORM OVER THE FISCAL YEAR ENDED SEPTEMBER 30, 2004?

    Each Fund's Class A shares underperformed its long-only benchmark, the Lehman Municipal Long Current Coupon Bond Index,(1) while exhibiting, for the most part, more favorable performance against its peer groups, as represented in the Lipper Funds Average.(2)

                                     CLASS A SHARES                LEHMAN MUNICIPAL
                                    12 MONTH RETURN                  LONG CURRENT       LEHMAN
                                      9/30/2003 TO   LIPPER FUNDS       COUPON         MUNICIPAL
                                       9/30/2004       AVERAGE        BOND INDEX     BOND INDEX(3)
                                    ---------------  ------------  ----------------  -------------
NATIONAL TAX-FREE FUND                   4.10%          3.95%           6.06%           4.60%
CALIFORNIA TAX-FREE FUND                 4.73%          4.64%           6.06%           4.60%
CONNECTICUT TAX-FREE FUND                4.92%          3.64%           6.06%           4.60%
HAWAII TAX-FREE FUND                     4.18%          3.76%           6.06%           4.60%
MINNESOTA TAX-FREE FUND                  4.24%          4.13%           6.06%           4.60%
MISSOURI TAX-FREE FUND                   3.77%          3.70%           6.06%           4.60%
NEW JERSEY TAX-FREE FUND                 3.89%          3.87%           6.06%           4.60%
NEW YORK TAX-FREE FUND                   4.33%          3.94%           6.06%           4.60%
TEXAS TAX-FREE FUND                      3.62%          3.42%           6.06%           4.60%
WASHINGTON TAX-FREE FUND                 3.75%          3.40%           6.06%           4.60%
INSURED INTERMEDIATE TAX-FREE FUND       2.84%          3.41%           3.21%+          4.60%
FLORIDA TAX-FREE TRUST                   3.13%          3.72%           6.06%           4.60%
GEORGIA TAX-FREE TRUST                   4.54%          3.20%           6.06%           4.60%
MICHIGAN TAX-FREE TRUST                  3.48%          3.40%           6.06%           4.60%
PENNSYLVANIA TAX-FREE TRUST              4.48%          3.71%           6.06%           4.60%

                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS*

                                                                                   10 YEARS/
                                        1 YEAR                5 YEARS           SINCE INCEPTION
                                        ------                -------           ---------------
NATIONAL TAX-FREE FUND                   0.68%                  5.43%                5.76%
CALIFORNIA TAX-FREE FUND                 1.35%                  5.46%                5.40%
CONNECTICUT TAX-FREE FUND                1.55%                  5.59%                5.74%
HAWAII TAX-FREE FUND                     0.80%                  5.01%                5.43%
MINNESOTA TAX-FREE FUND**                0.91%                  5.72%                5.85%
MISSOURI TAX-FREE FUND                   0.40%                  5.33%                5.58%
NEW JERSEY TAX-FREE FUND                 0.60%                  5.02%                5.46%
NEW YORK TAX-FREE FUND                   0.97%                  5.93%                5.69%
TEXAS TAX-FREE FUND                      0.23%                  5.64%                5.81%
WASHINGTON TAX-FREE FUND                 0.28%                  5.49%                5.89%
INSURED INTERMEDIATE TAX-FREE FUND***   -0.46%                   N/A                -0.30%
FLORIDA TAX-FREE TRUST                  -0.14%                  5.03%                5.16%
GEORGIA TAX-FREE TRUST**                 1.13%                  6.52%                6.91%

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
                                  1 YEAR               5 YEARS             10 YEARS
                                  ------               -------             --------
MICHIGAN TAX-FREE TRUST            0.12%                6.19%                6.18%
PENNSYLVANIA TAX-FREE TRUST        1.03%                5.63%                5.91%

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN EACH FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.
+Lehman 3-10 Year Insured Tax-Exempt Bond Index
*Standardized Average Annual Total Returns, which reflect performance at the maximum 3.25% sales charge applicable to Class A share investments and include the reinvestment of all distributions as of September 30, 2004.
**Inception date December 27, 1994.
***Inception date June 30, 2003.

Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed within 12 months of the purchase (24 months if shares were purchased prior to November 1, 2004).

The Lipper Funds Average for each Fund consists of "Municipal Debt Funds" for the particular state involved, except for the National Tax-Free Fund, Washington Tax-Free Fund and Insured Intermediate Tax-Free Fund. In the case of those Funds, the applicable Lipper Funds Averages are "General Municipal Debt Funds," "Other States Municipal Debt Funds" and "Insured Municipal Debt Funds", respectively.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Contributing to performance during the fiscal year were each Fund's positions in longer-maturity, high-quality, high-coupon municipal bonds - a sector that we believe is consistent with a long-term investment perspective. In general, longer-maturity bonds outperformed intermediate bonds and intermediate bonds outperformed shorter maturities. In general, we tended to avoid short-term paper, preferring instead to build a defensive component in each portfolio through more marketable paper such as pre-refunded bonds(4), when available, which are generally of high credit quality and offer high coupons.

    Reflecting improvements in state and municipal budgets, the holdings of each of the Funds in tax-based general obligation bonds also were a positive factor in performance as were revenue bonds later in the year. Revenue bonds are bonds that depend on specific revenues collected - such as tolls and electric rates - for repayment, not on the full faith and credit or taxing power of the municipality.

    Detracting from performance overall was each Fund's lack of participation within the higher-yielding, lower-quality area of the municipal bond market - a sector which realized considerable price appreciation as investor demand remained strong.

    EACH FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE.

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THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT EACH FUND, INCLUDING EACH
FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS OF ANY OF THE FUNDS OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) Lehman Municipal Long Current Coupon Bond Index is a total return benchmark designed for long-term municipal assets. The Index includes bonds with a minimum credit rating of BAA3, bonds issued as part of a deal of at least $50 million, with an amount outstanding of at least $5 million, a maturity of twenty-two years or greater and have been issued after December 31, 1990. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(2) Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer group averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.(C)2004 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. An investor cannot invest directly in an average or index.
(3) Lehman Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. To be included in this index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. This Index includes both zero coupon bonds and bonds subject to the Alternative Minimum Tax. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(4) Pre-refunded bonds are older, tax-free bonds that typically pay coupons higher than current market rates and that have been refinanced or "prepaid" by the proceeds of a second bond issue. The proceeds of this second issuance are used to "call" or pay off the original issue at its first call date. Until that time, the monies are held in escrow and are usually invested in U.S. Treasuries. As a result, pre-refunded bonds are generally deemed to have virtually no default risk. Typically, when a bond becomes pre-refunded, it appreciates in value because of its higher credit quality and improved marketability.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

THE VIEWS OF EACH FUND'S MANAGEMENT AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS REPORT ARE AS OF SEPTEMBER 30, 2004; THESE VIEWS AND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THIS DATE AND THEY DO NOT GUARANTEE THE FUTURE PERFORMANCE OF THE MARKETS OR THE FUNDS. INFORMATION PROVIDED IN THIS REPORT SHOULD NOT BE CONSIDERED A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Prospectus.

PERFORMANCE: PERFORMANCE DATA QUOTED ABOVE IS HISTORICAL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Because of ongoing market volatility, each Fund's performance may be subject to substantial fluctuation. Except where noted, comparative performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of General Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

               THE FUND            THE FUND                                          LEHMAN MUNICIPAL      LIPPER AVERAGE
               (CLASS A SHARES)    (CLASS A SHARES)               LEHMAN MUNICIPAL   LONG CURRENT          OF GENERAL MUNICIPAL DEBT
               AT NET ASSET VALUE  AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)      COUPON BOND INDEX(1)  FUNDS(3)
September
30, 1994            $ 10,000               $  9,675                  $ 10,000            $ 10,000                $ 10,000
1995                $ 10,984               $ 10,627                  $ 11,118            $ 10,824                $ 10,977
1996                $ 11,677               $ 11,298                  $ 11,790            $ 11,569                $ 11,598
1997                $ 12,763               $ 12,348                  $ 12,853            $ 12,607                $ 12,605
1998                $ 13,987               $ 13,532                  $ 13,972            $ 13,885                $ 13,641
1999                $ 13,449               $ 13,011                  $ 13,875            $ 13,408                $ 13,225
2000                $ 14,124               $ 13,665                  $ 14,731            $ 14,071                $ 13,847
2001                $ 15,629               $ 15,121                  $ 16,263            $ 15,459                $ 15,173
2002                $ 16,969               $ 16,417                  $ 17,715            $ 16,824                $ 16,325
2003                $ 17,389               $ 16,824                  $ 18,404            $ 17,218                $ 16,798
2004                $ 18,102               $ 17,514                  $ 19,251            $ 18,261                $ 17,462

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                         1 YEAR     5 YEARS    10 YEARS   LIFE OF CLASS
            CLASS A(4)    0.68%      5.43%       5.76%          --
            CLASS B(5)   -0.60%      5.28%         --         5.06%
            CLASS C(6)    3.32%      5.43%         --         5.15%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.
(5) The Class B shares were first offered on 8/1/96. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the Class.
(6) The Class C shares were first offered on 7/15/96. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of California Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                           LEHMAN MUNICIPAL       LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL    LONG CURRENT           OF CALIFORNIA
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)       COUPON BOND INDEX(1)   MUNICIPAL DEBT FUNDS(3)
September
30, 1994          $ 10,000                 $  9,675                   $ 10,000             $ 10,000               $ 10,000
1995              $ 10,863                 $ 10,510                   $ 11,118             $ 10,824               $ 10,961
1996              $ 11,457                 $ 11,085                   $ 11,790             $ 11,569               $ 11,700
1997              $ 12,418                 $ 12,015                   $ 12,853             $ 12,607               $ 12,749
1998              $ 13,519                 $ 13,079                   $ 13,972             $ 13,885               $ 13,879
1999              $ 12,964                 $ 12,543                   $ 13,875             $ 13,408               $ 13,472
2000              $ 13,823                 $ 13,373                   $ 14,731             $ 14,071               $ 14,316
2001              $ 15,358                 $ 14,859                   $ 16,263             $ 15,459               $ 15,641
2002              $ 16,533                 $ 15,996                   $ 17,715             $ 16,824               $ 16,825
2003              $ 16,689                 $ 16,146                   $ 18,404             $ 17,218               $ 17,094
2004              $ 17,478                 $ 16,910                   $ 19,251             $ 18,261               $ 17,888

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                         1 YEAR     5 YEARS    10 YEARS   LIFE OF CLASS
            CLASS A(4)   1.35%       5.46%       5.40%          --
            CLASS C(5)   4.14%       5.53%         --         4.95%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

CONNECTICUT TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Connecticut Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                           LEHMAN MUNICIPAL       LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL    LONG CURRENT           OF CONNECTICUT
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)       COUPON BOND INDEX(1)   MUNICIPAL DEBT FUNDS(3)
September
30, 1994          $ 10,000                 $  9,675                 $ 10,000              $ 10,000                 $ 10,000
1995              $ 11,052                 $ 10,693                 $ 11,118              $ 10,824                 $ 10,977
1996              $ 11,682                 $ 11,302                 $ 11,790              $ 11,569                 $ 11,568
1997              $ 12,682                 $ 12,270                 $ 12,853              $ 12,607                 $ 12,532
1998              $ 13,737                 $ 13,291                 $ 13,972              $ 13,885                 $ 13,537
1999              $ 13,319                 $ 12,887                 $ 13,875              $ 13,408                 $ 13,269
2000              $ 13,895                 $ 13,443                 $ 14,731              $ 14,071                 $ 13,898
2001              $ 15,377                 $ 14,878                 $ 16,263              $ 15,459                 $ 15,260
2002              $ 16,729                 $ 16,185                 $ 17,715              $ 16,824                 $ 16,486
2003              $ 17,223                 $ 16,663                 $ 18,404              $ 17,218                 $ 16,942
2004              $ 18,070                 $ 17,483                 $ 19,251              $ 18,261                 $ 17,559

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                                 1 YEAR          5 YEARS         10 YEARS
                CLASS A(4)        1.55%           5.59%            5.74%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.

HAWAII TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Hawaii Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                           LEHMAN MUNICIPAL       LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL    LONG CURRENT           OF HAWAII
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)       COUPON BOND INDEX(1)   MUNICIPAL DEBT FUNDS(3)
September
30, 1994          $ 10,000                 $  9,675                  $ 10,000              $ 10,000               $ 10,000
1995              $ 11,029                 $ 10,671                  $ 11,118              $ 10,824               $ 10,862
1996              $ 11,683                 $ 11,303                  $ 11,790              $ 11,569               $ 11,493
1997              $ 12,667                 $ 12,255                  $ 12,853              $ 12,607               $ 12,418
1998              $ 13,755                 $ 13,308                  $ 13,972              $ 13,885               $ 13,391
1999              $ 13,300                 $ 12,867                  $ 13,875              $ 13,408               $ 13,077
2000              $ 13,957                 $ 13,503                  $ 14,731              $ 14,071               $ 13,710
2001              $ 15,199                 $ 14,705                  $ 16,263              $ 15,459               $ 15,039
2002              $ 16,533                 $ 15,996                  $ 17,715              $ 16,824               $ 16,258
2003              $ 16,841                 $ 16,293                  $ 18,404              $ 17,218               $ 16,790
2004              $ 17,545                 $ 16,974                  $ 19,251              $ 18,261               $ 17,421

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                              1 YEAR          5 YEARS         10 YEARS
             CLASS A(4)        0.80%           5.01%            5.43%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Minnesota Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                           LEHMAN MUNICIPAL       LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL    LONG CURRENT           OF MINNESOTA
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)       COUPON BOND INDEX(1)   MUNICIPAL DEBT FUNDS(3)
December
27, 1994          $ 10,000                 $  9,675                  $ 10,000              $ 10,000                $ 10,000
Sept 1995         $ 11,023                 $ 10,665                  $ 11,280              $ 11,139                $ 11,073
1996              $ 11,512                 $ 11,138                  $ 11,961              $ 11,905                $ 11,645
1997              $ 12,545                 $ 12,137                  $ 13,040              $ 12,974                $ 12,563
1998              $ 13,564                 $ 13,123                  $ 14,176              $ 14,289                $ 13,546
1999              $ 13,195                 $ 12,766                  $ 14,077              $ 13,798                $ 13,248
2000              $ 13,897                 $ 13,445                  $ 14,945              $ 14,480                $ 13,796
2001              $ 15,367                 $ 14,868                  $ 16,500              $ 15,908                $ 15,040
2002              $ 16,682                 $ 16,140                  $ 17,973              $ 17,314                $ 16,161
2003              $ 17,278                 $ 16,717                  $ 18,672              $ 17,719                $ 16,701
2004              $ 18,011                 $ 17,425                  $ 19,531              $ 18,793                $ 17,390

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                             1 YEAR          5 YEARS        LIFE OF FUND
            CLASS A(4)        0.91%           5.72%            5.85%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from December 31, 1994. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from December 31, 1994.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return. The Class A share inception date is 12/27/94.

MISSOURI TAX-FREE FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Missouri Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                           LEHMAN MUNICIPAL       LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL    LONG CURRENT           OF MISSOURI
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)       COUPON BOND INDEX(1)   MUNICIPAL DEBT FUNDS(3)
September
30, 1994          $ 10,000                 $  9,675                  $ 10,000              $ 10,000               $ 10,000
1995              $ 11,020                 $ 10,662                  $ 11,118              $ 10,824               $ 11,030
1996              $ 11,631                 $ 11,253                  $ 11,790              $ 11,569               $ 11,654
1997              $ 12,587                 $ 12,177                  $ 12,853              $ 12,607               $ 12,619
1998              $ 13,563                 $ 13,122                  $ 13,972              $ 13,885               $ 13,614
1999              $ 13,258                 $ 12,827                  $ 13,875              $ 13,408               $ 13,276
2000              $ 13,871                 $ 13,420                  $ 14,731              $ 14,071               $ 13,891
2001              $ 15,414                 $ 14,913                  $ 16,263              $ 15,459               $ 15,278
2002              $ 16,597                 $ 16,057                  $ 17,715              $ 16,824               $ 16,472
2003              $ 17,124                 $ 16,568                  $ 18,404              $ 17,218               $ 16,963
2004              $ 17,770                 $ 17,193                  $ 19,251              $ 18,261               $ 17,590

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                              1 YEAR          5 YEARS         10 YEARS
             CLASS A(4)        0.40%           5.33%            5.58%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.

NEW JERSEY TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of New Jersey Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                           LEHMAN MUNICIPAL       LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL    LONG CURRENT           OF NEW JERSEY
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)       COUPON BOND INDEX(1)   MUNICIPAL DEBT FUNDS(3)
September
30, 1994          $ 10,000                 $  9,675                  $ 10,000             $ 10,000               $ 10,000
1995              $ 10,998                 $ 10,641                  $ 11,118             $ 10,824               $ 10,976
1996              $ 11,690                 $ 11,310                  $ 11,790             $ 11,569               $ 11,573
1997              $ 12,654                 $ 12,243                  $ 12,853             $ 12,607               $ 12,521
1998              $ 13,835                 $ 13,385                  $ 13,972             $ 13,885               $ 13,534
1999              $ 13,319                 $ 12,886                  $ 13,875             $ 13,408               $ 13,205
2000              $ 14,026                 $ 13,570                  $ 14,731             $ 14,071               $ 13,793
2001              $ 15,488                 $ 14,984                  $ 16,263             $ 15,459               $ 15,092
2002              $ 16,720                 $ 16,177                  $ 17,715             $ 16,824               $ 16,192
2003              $ 16,939                 $ 16,389                  $ 18,404             $ 17,218               $ 16,667
2004              $ 17,598                 $ 17,026                  $ 19,251             $ 18,261               $ 17,312

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                              1 YEAR          5 YEARS         10 YEARS
             CLASS A(4)        0.60%           5.02%            5.46%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.

NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of New York Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                           LEHMAN MUNICIPAL       LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL    LONG CURRENT           OF NEW YORK
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)       COUPON BOND INDEX(1)   MUNICIPAL DEBT FUNDS(3)
September
30, 1994          $ 10,000                 $  9,675                   $ 10,000             $ 10,000               $ 10,000
1995              $ 10,912                 $ 10,557                   $ 11,118             $ 10,824               $ 10,951
1996              $ 11,445                 $ 11,073                   $ 11,790             $ 11,569               $ 11,575
1997              $ 12,360                 $ 11,958                   $ 12,853             $ 12,607               $ 12,565
1998              $ 13,476                 $ 13,038                   $ 13,972             $ 13,885               $ 13,623
1999              $ 13,041                 $ 12,617                   $ 13,875             $ 13,408               $ 13,206
2000              $ 13,778                 $ 13,330                   $ 14,731             $ 14,071               $ 13,886
2001              $ 15,343                 $ 14,844                   $ 16,263             $ 15,459               $ 15,262
2002              $ 16,800                 $ 16,254                   $ 17,715             $ 16,824               $ 16,508
2003              $ 17,229                 $ 16,669                   $ 18,404             $ 17,218               $ 16,962
2004              $ 17,975                 $ 17,391                   $ 19,251             $ 18,261               $ 17,630

                              FISCAL YEAR-END 9/30
            AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES
                 CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                         1 YEAR     5 YEARS    10 YEARS   LIFE OF CLASS
            CLASS A(4)   0.97%       5.93%       5.69%         --
            CLASS C(5)   3.57%       5.98%         --        5.29%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

TEXAS TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Texas Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                          LEHMAN MUNICIPAL        LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL   LONG CURRENT            OF TEXAS
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)      COUPON BOND INDEX(1)    MUNICIPAL DEBT FUNDS(3)
September
30, 1994          $ 10,000                 $  9,675                   $ 10,000             $ 10,000               $ 10,000
1995              $ 11,114                 $ 10,753                   $ 11,118             $ 10,824               $ 11,075
1996              $ 11,792                 $ 11,409                   $ 11,790             $ 11,569               $ 11,771
1997              $ 12,883                 $ 12,464                   $ 12,853             $ 12,607               $ 12,795
1998              $ 14,073                 $ 13,616                   $ 13,972             $ 13,885               $ 13,864
1999              $ 13,375                 $ 12,940                   $ 13,875             $ 13,408               $ 13,373
2000              $ 13,929                 $ 13,476                   $ 14,731             $ 14,071               $ 13,843
2001              $ 15,504                 $ 15,000                   $ 16,263             $ 15,459               $ 15,170
2002              $ 16,985                 $ 16,433                   $ 17,715             $ 16,824               $ 16,344
2003              $ 17,549                 $ 16,978                   $ 18,404             $ 17,218               $ 16,908
2004              $ 18,184                 $ 17,593                   $ 19,251             $ 18,261               $ 17,487

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                              1 YEAR          5 YEARS         10 YEARS
             CLASS A(4)        0.23%           5.64%            5.81%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%
(3) Source: Lipper, Inc.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.

WASHINGTON TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Other State Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                          LEHMAN MUNICIPAL        LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL   LONG CURRENT            OF OTHER STATE
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)      COUPON BOND INDEX(1)    MUNICIPAL DEBT FUNDS(3)
September
30, 1994          $ 10,000                 $  9,675                   $ 10,000             $ 10,000               $ 10,000
1995              $ 11,047                 $ 10,688                   $ 11,118             $ 10,824               $ 10,894
1996              $ 11,798                 $ 11,415                   $ 11,790             $ 11,569               $ 11,521
1997              $ 12,957                 $ 12,536                   $ 12,853             $ 12,607               $ 12,442
1998              $ 14,185                 $ 13,724                   $ 13,972             $ 13,885               $ 13,410
1999              $ 13,594                 $ 13,152                   $ 13,875             $ 13,408               $ 13,103
2000              $ 14,260                 $ 13,796                   $ 14,731             $ 14,071               $ 13,707
2001              $ 15,818                 $ 15,304                   $ 16,263             $ 15,459               $ 14,961
2002              $ 17,196                 $ 16,637                   $ 17,715             $ 16,824               $ 16,058
2003              $ 17,669                 $ 17,095                   $ 18,404             $ 17,218               $ 16,442
2004              $ 18,331                 $ 17,736                   $ 19,251             $ 18,261               $ 17,001

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                              1 YEAR          5 YEARS         10 YEARS
             CLASS A(4)        0.28%           5.49%            5.89%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.

INSURED INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Insured Municipal Debt Funds and the Lehman 3-10 Year Insured Tax-Exempt Bond Index, assuming reinvestment of all dividends and distributions.(1) The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                    THE FUND             THE FUND                         LEHMAN 3-10 YEAR        LIPPER AVERAGE
                    (CLASS A SHARES)     (CLASS A SHARES)                 INSURED TAX-EXEMPT      OF INSURED
                    AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)     BOND INDEX(1)           MUNICIPAL DEBT FUNDS(3)
June 30, 2003            $ 10,000                 $  9,675                    $ 10,000                   $ 10,000
Jul-2003                 $  9,640                 $  9,327                    $  9,696                   $  9,586
Aug-2003                 $  9,723                 $  9,407                    $  9,774                   $  9,683
Sep-2003                 $ 10,017                 $  9,691                    $ 10,055                   $  9,978
Oct-2003                 $  9,958                 $  9,635                    $  9,993                   $  9,911
Nov-2003                 $ 10,021                 $  9,695                    $ 10,058                   $ 10,018
Dec-2003                 $ 10,115                 $  9,787                    $ 10,134                   $ 10,094
Jan-2004                 $ 10,158                 $  9,828                    $ 10,184                   $ 10,129
Feb-2004                 $ 10,301                 $  9,966                    $ 10,330                   $ 10,296
Mar-2004                 $ 10,231                 $  9,899                    $ 10,263                   $ 10,219
Apr-2004                 $  9,987                 $  9,662                    $ 10,028                   $  9,948
May-2004                 $  9,978                 $  9,653                    $ 10,006                   $  9,921
Jun-2004                 $ 10,002                 $  9,677                    $ 10,038                   $  9,949
Jul-2004                 $ 10,109                 $  9,780                    $ 10,144                   $ 10,077
Aug-2004                 $ 10,276                 $  9,942                    $ 10,350                   $ 10,271
Sep-2004                 $ 10,299                 $  9,964                    $ 10,377                   $ 10,319

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                                1 YEAR          LIFE OF CLASS
             CLASS A(4)         -0.46%              -0.30%
             CLASS B(5)         -1.91%              -1.48%
             CLASS C(6)          2.05%               1.60%
             CLASS P(7)          2.65%               2.20%

(1) Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2004 using the SEC required uniform method to compute total return. The Class A share inception date is 6/30/03.
(5) The Class B shares were first offered on 6/30/03. Performance reflects the deduction of a CDSC of 4% for 1 year and the life of the Class.
(6) The Class C shares were first offered on 6/30/03. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.
(7) The Class P shares were first offered on 6/30/03. Performance is at net asset value.

FLORIDA TAX-FREE TRUST

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Florida Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                          LEHMAN MUNICIPAL        LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL   LONG CURRENT            OF FLORIDA
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)      COUPON BOND INDEX(1)    MUNICIPAL DEBT FUNDS(3)
September
30, 1994          $ 10,000                 $  9,675                   $ 10,000             $ 10,000               $ 10,000
1995              $ 10,991                 $ 10,634                   $ 11,118             $ 10,824               $ 11,072
1996              $ 11,536                 $ 11,161                   $ 11,790             $ 11,569               $ 11,709
1997              $ 12,413                 $ 12,009                   $ 12,853             $ 12,607               $ 12,656
1998              $ 13,430                 $ 12,993                   $ 13,972             $ 13,885               $ 13,701
1999              $ 12,941                 $ 12,520                   $ 13,875             $ 13,408               $ 13,313
2000              $ 13,488                 $ 13,050                   $ 14,731             $ 14,071               $ 13,943
2001              $ 14,930                 $ 14,445                   $ 16,263             $ 15,459               $ 15,276
2002              $ 16,139                 $ 15,615                   $ 17,715             $ 16,824               $ 16,401
2003              $ 16,562                 $ 16,024                   $ 18,404             $ 17,218               $ 16,855
2004              $ 17,081                 $ 16,525                   $ 19,251             $ 18,261               $ 17,482

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                         1 YEAR     5 YEARS    10 YEARS   LIFE OF CLASS
            CLASS A(4)   -0.14%      5.03%       5.16%          --
            CLASS C(5)    2.44%      5.01%         --         4.53%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

GEORGIA TAX-FREE TRUST
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Georgia Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                          LEHMAN MUNICIPAL        LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL   LONG CURRENT            OF GEORGIA
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)      COUPON BOND INDEX(1)    MUNICIPAL DEBT FUNDS(3)
December
27, 1994          $ 10,000                 $  9,675                   $ 10,000             $ 10,000               $ 10,000
Sept 1995         $ 11,127                 $ 10,765                   $ 11,280             $ 11,139               $ 11,193
1996              $ 11,944                 $ 11,556                   $ 11,961             $ 11,905               $ 11,858
1997              $ 13,107                 $ 12,681                   $ 13,040             $ 12,974               $ 12,920
1998              $ 14,475                 $ 14,005                   $ 14,176             $ 14,289               $ 14,007
1999              $ 13,995                 $ 13,540                   $ 14,077             $ 13,798               $ 13,567
2000              $ 14,932                 $ 14,447                   $ 14,945             $ 14,480               $ 14,270
2001              $ 16,830                 $ 16,283                   $ 16,500             $ 15,908               $ 15,650
2002              $ 18,391                 $ 17,793                   $ 17,973             $ 17,314               $ 16,896
2003              $ 18,981                 $ 18,364                   $ 18,672             $ 17,719               $ 17,391
2004              $ 19,843                 $ 19,198                   $ 19,531             $ 18,793               $ 17,947

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                               1 YEAR       5 YEARS     LIFE OF CLASS
              CLASS A(4)        1.13%         6.52%         6.91%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from December 31, 1994. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from December 31, 1994.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return. The Class A share inception date is 12/27/94.

MICHIGAN TAX-FREE TRUST
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Michigan Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                          LEHMAN MUNICIPAL        LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL   LONG CURRENT            OF MICHIGAN
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)      COUPON BOND INDEX(1)    MUNICIPAL DEBT FUNDS(3)
September
30, 1994          $ 10,000                 $  9,675                   $ 10,000             $ 10,000               $ 10,000
1995              $ 11,109                 $ 10,748                   $ 11,118             $ 10,824               $ 10,998
1996              $ 11,748                 $ 11,366                   $ 11,790             $ 11,569               $ 11,627
1997              $ 12,796                 $ 12,380                   $ 12,853             $ 12,607               $ 12,579
1998              $ 13,905                 $ 13,453                   $ 13,972             $ 13,885               $ 13,596
1999              $ 13,502                 $ 13,063                   $ 13,875             $ 13,408               $ 13,253
2000              $ 14,347                 $ 13,881                   $ 14,731             $ 14,071               $ 13,895
2001              $ 16,100                 $ 15,577                   $ 16,263             $ 15,459               $ 15,235
2002              $ 17,641                 $ 17,068                   $ 17,715             $ 16,824               $ 16,427
2003              $ 18,198                 $ 17,607                   $ 18,404             $ 17,218               $ 16,895
2004              $ 18,832                 $ 18,220                   $ 19,251             $ 18,261               $ 17,469

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                               1 YEAR          5 YEARS        10 YEARS
              CLASS A(4)        0.12%           6.19%           6.18%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.

PENNSYLVANIA TAX-FREE TRUST
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Pennsylvania Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND             THE FUND                                          LEHMAN MUNICIPAL        LIPPER AVERAGE
              (CLASS A SHARES)     (CLASS A SHARES)               LEHMAN MUNICIPAL   LONG CURRENT            OF PENNSYLVANIA
              AT NET ASSET VALUE   AT MAXIMUM OFFERING PRICE(2)   BOND INDEX(1)      COUPON BOND INDEX(1)    MUNICIPAL DEBT FUNDS(3)
September
30, 1994          $ 10,000                 $  9,675                   $ 10,000             $ 10,000               $ 10,000
1995              $ 11,056                 $ 10,697                   $ 11,118             $ 10,824               $ 10,967
1996              $ 11,708                 $ 11,328                   $ 11,790             $ 11,569               $ 11,610
1997              $ 12,743                 $ 12,329                   $ 12,853             $ 12,607               $ 12,577
1998              $ 13,914                 $ 13,462                   $ 13,972             $ 13,885               $ 13,563
1999              $ 13,512                 $ 13,073                   $ 13,875             $ 13,408               $ 13,182
2000              $ 14,204                 $ 13,742                   $ 14,731             $ 14,071               $ 13,759
2001              $ 15,777                 $ 15,264                   $ 16,263             $ 15,459               $ 15,070
2002              $ 17,129                 $ 16,572                   $ 17,715             $ 16,824               $ 16,231
2003              $ 17,560                 $ 16,990                   $ 18,404             $ 17,218               $ 16,722
2004              $ 18,347                 $ 17,751                   $ 19,251             $ 18,261               $ 17,343

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                               1 YEAR          5 YEARS        10 YEARS
              CLASS A(4)        1.03%           5.63%           5.91%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2004 using the SEC required uniform method to compute total return.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

    As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes; also, certain Funds do not yet have effective Rule 12b-1 plans under which distribution and service fees are paid); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 through September 30, 2004).

ACTUAL EXPENSES

    For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 4/1/04 - 9/30/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,006.70     $   4.52
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,020.50     $   4.55
CLASS B
Actual                                      $  1,000.00  $  1,003.20     $   7.87
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,017.15     $   7.92
CLASS C
Actual                                      $  1,000.00  $  1,002.40     $   7.91
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,017.10     $   7.97

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         60.87%
AA+                         16.65%
Aa1                          0.20%
AA                           4.20%
Aa2                          1.23%
Aa3                          0.79%
AA-                          2.62%
A+                           0.55%
A                            6.22%
A-                           1.89%
A3                           0.94%
BBB+                         0.73%
Baa1                         0.69%
BBB                          1.52%
Short-Term Investments       0.90%
Total                      100.00%

* Represents percent of total investments.

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                            -----------  -----------   ------------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,009.40     $   4.98
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,020.05     $   5.00
CLASS C
Actual                                      $  1,000.00  $  1,006.90     $   8.33
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,016.70     $   8.37

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         85.12%
AA+                          1.63%
Aa2                          0.90%
Aa3                          0.90%
A+                           0.60%
A1                           2.13%
A                            4.82%
A-                           0.82%
A3                           0.29%
BBB+                         0.83%
Baa3                         1.96%
Total                      100.00%

* Represents percent of total investments.

CONNECTICUT TAX-FREE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,016.10     $  5.14
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,019.90     $  5.15

+ Expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         63.04%
AA+                          1.16%
Aa1                          0.13%
AA                          10.17%
AA-                          0.52%
Aa3                          5.50%
A+                           3.88%
A                            3.19%
A2                           3.26%
A-                           6.32%
BBB+                         1.26%
BBB-                         1.23%
Short-Term Investments       0.34%
Total                      100.00%

* Represents percent of total investments.

HAWAII TAX-FREE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,009.20     $   5.08
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,019.95     $   5.10

+ Expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         76.45%
AA                           1.59%
AA-                          1.72%
A+                           1.75%
A                            7.85%
A-                           5.29%
BBB+                         5.35%
Total                      100.00%

* Represents percent of total investments.

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,010.60     $   3.42
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,021.60     $   3.44

+ Expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         73.93%
AA+                         10.33%
AA                           2.14%
Aa2                          0.27%
Aa3                          0.73%
A+                           0.54%
A                            1.06%
A2                           1.39%
A-                           5.29%
A3                           1.50%
BBB+                         1.43%
Baa1                         1.39%
Total                      100.00%

* Represents percent of total investments.

MISSOURI TAX-FREE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,007.90     $   5.02
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,020.00     $   5.05

+ Expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         69.69%
AA+                          6.46%
AA                           9.74%
AA-                          0.94%
A+                           0.69%
A                            2.36%
A2                           0.78%
A-                           7.64%
MIG1                         1.70%
Total                      100.00%

* Represents percent of total investments.

NEW JERSEY TAX-FREE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,007.30     $   5.02
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,020.00     $   5.05

+ Expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         78.28%
Aa1                          2.50%
AA                           1.70%
AA-                          2.68%
A+                           3.87%
A                            5.80%
A-                           3.16%
A2                           0.33%
Baa1                         1.46%
Short-Term Investments       0.22%
Total                      100.00%

* Represents percent of total investments.

NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,012.20     $   5.03
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,020.00     $   5.05
CLASS C
Actual                                      $  1,000.00  $  1,008.00     $   8.29
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,016.75     $   8.32

+ Expenses are equal to the annualized expense ratio for such class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         43.17%
AA+                          8.59%
Aa1                          0.03%
AA                           3.56%
Aa2                          0.52%
AA-                         12.27%
A+                           1.90%
A                           16.07%
A-                           9.06%
A3                           0.53%
BBB+                         3.06%
NR                           1.24%
Total                      100.00%

* Represents percent of total investments.

TEXAS TAX-FREE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,003.00     $   5.61
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,019.40     $   5.66

+ Expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         57.92%
AA+                         10.72%
Aa1                          9.83%
AA                           1.35%
AA-                          1.36%
A+                           5.49%
A                            7.09%
A-                           2.01%
BBB+                         1.49%
BBB                          1.36%
Short-Term Investments       1.38%
Total                      100.00%

* Represents percent of total investments.

WASHINGTON TAX-FREE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,008.50     $   3.47
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,021.55     $   3.49

+ Expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         77.67%
AA+                          2.30%
AA                           3.15%
A1                           2.07%
A                            6.40%
A-                           7.56%
A3                           0.85%
Total                      100.00%

* Represents percent of total investments.

INSURED INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,006.80     $   1.23
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,023.78     $   1.24
CLASS B
Actual                                      $  1,000.00  $  1,003.20     $   4.99
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,020.03     $   5.03
CLASS C
Actual                                      $  1,000.00  $  1,003.00     $   4.98
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,020.03     $   5.03
CLASS P
Actual                                      $  1,000.00  $  1,005.90     $   2.26
Hypothetical                                $  1,000.00  $  1,022.75     $   2.28

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         96.39%
Short-Term Investments       3.61%
Total                      100.00%

* Represents percent of total investments.

FLORIDA TAX-FREE TRUST
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,003.70     $   5.21
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,019.80     $   5.25
CLASS C
Actual                                      $  1,000.00  $  1,000.20     $   8.30
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,016.70     $   8.37

+ Expenses are equal to the annualized expense ratio for such class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         70.51%
AA+                         11.35%
AA                           0.61%
A+                           0.99%
A-                           4.44%
A                           11.75%
Short-Term Investments       0.35%
Total                      100.00%

* Represents percent of total investments.

GEORGIA TAX-FREE TRUST
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,010.40     $   3.27
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,021.75     $   3.29

+ Expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         53.57%
AA+                          2.53%
AA                          10.66%
AA-                          0.71%
Aa3                          1.66%
A                           13.29%
A2                           1.17%
A-                          10.12%
A3                           1.90%
BBB+                         3.80%
Baa1                         0.59%
Total                      100.00%

* Represents percent of total investments.

MICHIGAN TAX-FREE TRUST
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,006.50     $   3.41
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,021.60     $   3.44

+ Expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         88.63%
AA+                          7.46%
A                            2.51%
A-                           1.40%
Total                      100.00%

* Represents percent of total investments.

PENNSYLVANIA TAX-FREE TRUST
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING        EXPENSES
                                              ACCOUNT      ACCOUNT     PAID DURING
                                               VALUE        VALUE       THE PERIOD+
                                               -----        -----       -----------
                                                                         4/1/04 -
                                               4/1/04      9/30/04        9/30/04
                                               ------      -------        -------
CLASS A
Actual                                      $  1,000.00  $  1,008.30     $   4.87
Hypothetical (5% Return Before Expenses)    $  1,000.00  $  1,020.15     $   4.90

+ Expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY RATING
SEPTEMBER 30, 2004

RATING:

S&P OR MOODY'S                %*
AAA                         69.44%
AA                           5.01%
AA-                          1.69%
Aa3                          1.39%
A                           14.04%
A-                           5.94%
BBB                          1.37%
BBB+                         1.12%
Total                      100.00%

* Represents percent of total investments.

SCHEDULE OF INVESTMENTS
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.01%

EDUCATION 15.25%

CA Ed Fac Auth Rev USC Ser A                                 5.00%      10/1/2033            AA+      $   15,000   $    15,248,850

CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(d)(15)                                        5.00%       7/1/2021            Aaa           1,000         1,062,530

DE St Econ Dev Auth Rev
DE Tech Pk Univ De Pj(2)                                     6.00%       2/1/2021            AAA             900         1,033,785

District of Columbia Rev
James F Oyster Elem Sch Pilot(1)                             6.25%      11/1/2021             A              450           486,387

Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                                        5.75%      5/15/2021             A-           1,000         1,091,980

Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                                       5.875%      5/15/2031             A-           1,000         1,056,710

LA St Univ & Agric &
Mech Clg Hlth Sciences Ctr Pj(15)                           6.375%       5/1/2031            AAA           2,290         2,650,835

MA St Dev Fin Agy Rev Boston
Univ Ser P                                                  5.375%      5/15/2039             A3           1,000         1,026,230

MA St Dev Fin Agy Rev Boston
Univ Ser P                                                   6.00%      5/15/2059             A3           1,000         1,118,500

MA St Hlth & Ed Fac
Auth Rev Boston College(14)(15)                             5.125%       6/1/2033            AAA           3,810         3,926,548

Maricopa Cnty AZ Sch Dist No 69
Paradise Vly Ref Second Ser(10)                              5.00%       7/1/2013            AAA           2,150         2,396,024

Milledgeville-Baldwin Cnty GA
GA State College & St. Univ Fndtn                            6.00%       9/1/2033            BBB           3,000         3,142,440

NY St Dorm Auth Rev
Fashion Inst Tech(11)                                        5.50%       7/1/2030            AAA             400           429,396

OR St Hlth Hsg Ed & Cul
Fac Auth Reed College Pj Ser A                               5.75%       7/1/2032            AA-           3,800         4,125,242

TN St Sch Brd Auth Higher Ed
Fac Ser A(11)                                               5.125%       5/1/2021            AAA             615           654,016

TN St Sch Brd Auth Higher Ed
Fac Ser A                                                   5.625%       5/1/2030            AA-             150           160,593

Tulsa OK Ind Auth Rev Ser A(15)                             5.375%      10/1/2020            Aaa           3,170         3,501,233

Univ CA Revs Multiple Purpose
Pj Ser Q(11)                                                 5.00%       9/1/2031            AAA           4,935         5,041,497

Univ Central AR Rev Hsg Sys(11)                              6.50%       1/1/2031            AAA           2,425         2,817,098

Univ NC Univ Rev Gen                                         5.00%      12/1/2028            AA+           2,015         2,071,521

Univ VT & St Agric College Univ VT(2)                       5.125%      10/1/2037            AAA           1,150         1,186,099

Univ Mass Bldg Auth
Sen Comwlth Ser 4-A GTD(15)                                 5.125%      11/1/2034            AAA           5,000         5,180,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Univ NC Sys Pool Rev Ser A(2)                                5.00%       4/1/2027            AAA      $    1,800   $     1,857,384

Univ VA Univ Rev Gen Ser B                                   5.00%       6/1/2033            AAA           6,475         6,653,192

Univ VA Univ Rev
Residuals Ser 856 RIBs                                       8.04%       6/1/2019            Aaa           1,925         2,236,311

Univ VA Univ Rev
Residuals Ser 856 RIBs                                       8.04%       6/1/2020            Aaa           2,022         2,321,911

Univ VA Univ Rev
Residuals Ser 856 RIBs                                       8.04%       6/1/2021            Aaa           2,122         2,407,849

VA St Pub Sch Auth Sch Edl
Tech Nts-IV                                                  5.00%      4/15/2007            AA+          11,145        11,973,631

WV Univ Rev Univ
Sys WV Pj Ser A(2)                                    Zero Coupon        4/1/2024            AAA           2,880         1,079,309

WV Univ Rev Univ
Sys WV Pj Ser A(2)                                    Zero Coupon        4/1/2026            AAA             800           262,696
                                                                                                                   ---------------
TOTAL                                                                                                                   88,200,747
                                                                                                                   ---------------

GENERAL OBLIGATION 14.83%

Akron OH Impt                                                5.80%      11/1/2020            AA-             575           651,423

Athens OH City Sch Dist Fac
Constr & Impt(11)                                            6.00%      12/1/2024            AAA             500           570,605

Bessemer AL School Warrants(2)                               5.60%       2/1/2030            Aaa           2,000         2,150,080

Birmingham MI Sch Dist Sch
Bldg & Site(11)                                              5.00%      11/1/2033            AAA           4,700         4,808,147

CA St                                                        5.25%       4/1/2034              A           7,500         7,766,325

CA St Rep                                                    5.25%       2/1/2029              A          10,000        10,312,000

Campbell CA Un Sch Dist
Election 2002 Ser B(10)                                      5.50%       8/1/2033            AAA           5,000         5,409,600

Canton OH Sch Dist Ser A(15)                                5.625%      12/1/2023            AAA           2,900         3,219,812

Dallas TX                                                    5.75%      2/15/2020            AA+           1,615         1,803,697

Delaware Vly PA Regl Fin
Auth Loc Govt Rev Ser C(2)                                   7.75%       7/1/2027            AAA           1,000         1,393,250

Fairfield OH City Sch Dist
Ref Sch Impt(10)                                            5.375%      12/1/2020            AAA           1,410         1,567,511

Foothill De Anza CA Cmnty
College Dist Cap Apprec(15)                           Zero Coupon        8/1/2030            AAA           4,505         1,120,979

Georgetown Cnty SC Sch Dist(11)                              5.25%       3/1/2020            AAA           2,485         2,688,074

Jefferson Cnty AL Sch Warrants(11)                           5.50%      2/15/2020            AAA           1,000         1,091,840

Lake Orion MI Cmnty Sch Dist
Ser B                                                        5.25%       5/1/2025            Aaa           4,900         5,147,646

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Linn Cnty OR Sch Dist No 55
Sweet Home(11)                                               5.50%      6/15/2020            AAA      $    1,000   $     1,105,190

Linn Cnty OR Sch Dist No 55
Sweet Home(11)                                               5.50%      6/15/2025            AAA           2,245         2,429,966

Marion OH City Sch Dist Sch
Fac Constr & Impt(11)                                       5.625%      12/1/2022            AAA             500           554,475

New York NY Unrefunded
Balance Ser A                                                6.00%      5/15/2030              A             395           437,289

OR St Alternate Energy Pj
Ser A AMT                                                    5.00%       1/1/2015            AA-           1,415         1,481,944

OR St Alternate Energy Pj
Ser A AMT                                                    5.05%       1/1/2016            AA-           1,795         1,880,550

OR St Alternate Energy Pj
Ser A AMT                                                    5.10%       1/1/2017            AA-             980         1,025,090

Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                                  6.00%       5/1/2030            AA+             550           620,235

Powell OH(10)                                                5.50%      12/1/2032            AAA           1,280         1,369,190

Richland Cnty SC                                            5.375%       3/1/2030             AA           1,140         1,213,222

Richland Cnty SC                                            5.375%       3/1/2031             AA           1,195         1,270,894

Richland Cnty SC                                            5.375%       3/1/2032             AA           1,255         1,332,898

Richland Cnty SC                                            5.375%       3/1/2033             AA           1,320         1,400,982

Richmond VA(11)                                              5.50%      1/15/2018            AAA             500           559,915

South Wash Cnty MN Indpt Sch
Dist No 833 Ser A(15)                                        5.50%       2/1/2018            AAA           5,065         5,586,391

South Wash Cnty MN Indpt Sch
Dist No 833 Ser A(15)                                        5.50%       2/1/2019            AAA           2,990         3,284,037

Sunman Dearborn IN Inter Sch
Bldg Corp First Mtg(10)                                      5.00%      1/15/2021            AAA           1,105         1,159,874

Teays Vly OH Loc Sch Dist
Sch Fac Constr 2 Impt(10)                                   5.375%      12/1/2020            Aaa             500           550,415

Washtenaw Cnty MI Multi Lake
San Swr Sys Sylvan Twp Wtr(15)                               4.75%       5/1/2021            AAA             700           717,857

Whitehall MI Dist Sch                                        5.50%       5/1/2019            AA+           1,400         1,553,678

Wood Cnty OH Pub Libr Impt(15)                              5.875%      12/1/2022            Aaa           1,000         1,153,380

WV St Ser D(10)                                              6.50%      11/1/2026            AAA           2,000         2,407,380

WV St St Road(15)                                            5.75%       6/1/2025            AAA           1,800         1,977,102

Wyandotte Cnty KS Sch 204
Bonner Springs Ser A(11)                                     5.60%       9/1/2020            Aaa             855           945,211
                                                                                                                   ---------------
TOTAL                                                                                                                   85,718,154
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 13.71%

Abag Fin Auth for Nonprofit
Corp CA Woods Oblig COP(1)                                   6.20%      11/1/2029              A      $    1,000   $     1,059,530

AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin C(10)                                    5.50%       6/1/2014            Aaa           1,130         1,293,827

Chatham Cnty GA Hosp Auth Rev
Hosp Impt Mem Health Univ A                                  5.50%       1/1/2034             A-           2,740         2,803,486

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(14)(15)                                      5.00%      2/15/2015            AAA           1,600         1,722,848

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(14)(15)                                      5.00%      2/15/2016            AAA           1,000         1,069,830

CO Hlth Fac Auth Rev
Catholic Hlth                                                5.25%       9/1/2024             AA           5,065         5,221,407

CO Hlth Fac Auth Rev
Portercare Adventis Hlth                                    6.625%     11/15/2026              A           2,000         2,208,960

CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(d)(15)                                       4.375%       7/1/2023            Aaa             450           443,462

Erie Cnty OH Hosp Facs Rev
Firelands Regl Med Ctr Ser A                                 5.50%      8/15/2022              A           1,000         1,031,760

Fargo ND Hlth Sys Rev
Meritcare Obligated Group A(15)                             5.375%       6/1/2027            AAA           1,000         1,033,880

Hamilton Cnty OH Hosp Facs
Cincinnati Childrens Hosp J(10)                              5.25%      5/15/2034            AAA           3,395         3,529,917

Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                                      6.375%       6/1/2029              A           2,500         2,749,100

Highlands Cnty FL Fac Auth Rev
Hosp Adventist/Sunbelt Ser A                                 6.00%     11/15/2031              A           2,750         2,945,690

IL Fin Auth Rev
Northwestern Mem Hosp Ser A                                  5.25%      8/15/2034            AA+          10,000        10,176,500

Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(16)                                   6.125%      10/1/2023             AA             680           754,902

KY Eco Dev Fin Auth
Norton Hlthcare Inc Ser A(15)                         Zero Coupon       10/1/2025            AAA           4,300         1,454,991

Knox Cnty TN Hlth Edl & Hsg
Facs Brd Hosp Facs Rev Ref(11)                        Zero Coupon        1/1/2023            AAA             925           337,819

Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(15)                           6.00%       7/1/2029            AAA           1,000         1,109,880

Lubbock TX Hlth Fac Dev Corp
Rev Sears Plains Pj(12)                                      5.70%      1/20/2041            AAA           2,490         2,624,585

MD St Hlth & Higher Ed Fac
Auth Rev North Arundel Hosp                                  6.50%       7/1/2026              A           1,000         1,108,360

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MD St Hlth & Higher Ed Fac
Catholic Hlth Initiative Ser A                               6.00%      12/1/2024             AA      $      100   $       112,012

MD St Hlth & Higher Ed Fac
Univ MD Med Sys                                              6.75%       7/1/2030             A3           1,950         2,208,979

Mesa AZ Ind Dev Auth
Discovery Hlth Sys Ser A(15)                                 5.75%       1/1/2025            AAA             750           811,980

Minneapolis & St Paul MN Hsg
Healthpartners Oblig Group Pj                               5.875%      12/1/2029           BBB+           2,100         2,154,348

MO St Hlth & Ed Fac
Auth Rites PA-1049 RIBs(2)                                  15.13%       6/1/2010            AAA(b)          855         1,073,726

MS Hosp Equip & Fac
Forrest Cnty Auth Gen Hosp Pj(11)                            6.00%       1/1/2030            Aaa             615           682,047

NH Hlth & Ed Fac Auth Rev                                    6.00%      10/1/2024             A+             250           269,738

NH Hlth & Ed Fac
Dartmouth-Hitchcock Oblig Gr(11)                             5.50%       8/1/2027            AAA           3,500         3,747,450

NH Hlth & Ed Fac Exeter Pj                                   5.75%      10/1/2031             A+           1,550         1,620,432

NH St Hlth & Ed Concord Hosp(11)                             5.50%      10/1/2021            Aaa             710           781,121

NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                                5.75%       7/1/2031             A+             700           748,510

NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A                                  5.50%       8/1/2025            Aa3           2,000         2,086,280

OR St Hlth Hsg Ed & Cultural
Fac Auth Rev(2)                                              5.25%     11/15/2019            AAA           2,000         2,178,780

Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl                                        5.75%      12/1/2027              A           1,000         1,055,820

Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(11)                                           6.125%       6/1/2024            AAA           2,990         3,069,265

RI St Hlth & Ed Bldg RI Hlth                                 6.50%      8/15/2032            BBB           1,000         1,059,120

RI St Hlth & Ed Bldg Roger
Williams Rlty(8)                                             6.50%       8/1/2029            AAA           1,240         1,352,431

SC Jobs Eco Dev Auth Hosp
Facs Rev                                                    6.375%       8/1/2034            BBB           2,000         2,103,700

St Cloud MN Hlthcare Rev
Hosp Oblig Group Ser A(11)                                   6.25%       5/1/2018            Aaa           3,320         3,844,195

Sullivan Cnty TN Hlth Ed & Hsg
Fac Brd Rev Hosp                                             6.25%       9/1/2022           BBB+           2,000         2,061,780

Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp                                 6.00%       7/1/2027           Baa1           1,500         1,552,335
                                                                                                                   ---------------
TOTAL                                                                                                                   79,254,783
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
HOUSING 5.22%

CO Hsg Fin Auth Multi
Fam Hsg Ser A AMT                                            6.80%      10/1/2037            AA+      $    2,325   $     2,392,030

ID Hsg & Fin Assn SF Mtg AMT                                 5.25%       7/1/2033            Aaa             890           907,951

ID Hsg Agy Sing Fam Mtg
Ser F AMT(8)(18)                                             7.45%       7/1/2015            Aaa             195           199,385

IL Hsg Dev Auth Multi Fam Hsg
Lawndale AMT(6)(8)                                           6.80%      12/1/2016            AAA           1,000         1,044,070

IL Hsg Dev Auth Multi Fam Hsg
Lawndale AMT(6)(8)                                           7.10%      12/1/2034            AAA           1,500         1,565,730

Kansas City MO Ind Dev Auth North
Oak Crossing Sr Ser A-1 AMT(2)                               5.30%      12/1/2020            AAA           1,170         1,208,575

KY Hsg Corp Hsg Rev Ser D AMT                                5.25%       7/1/2022            AAA             500           513,890

MA St Hsg Fin Agy Hsg Rev
Rental Mtg Ser A AMT(2)(6)(8)                                7.35%       1/1/2035            AAA           1,355         1,388,794

MA St Hsg Fin Agy Hsg Rev
Sing Fam Ser 29 AMT                                          6.75%       6/1/2026             AA             430           439,426

MD St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser B AMT                                   5.375%       9/1/2022            Aa2           4,160         4,253,642

MD St Cmnty Dev Admin
Residential Ser F AMT                                        5.50%       9/1/2022            Aa2           2,500         2,580,100

Minneapolis St Paul MN Hsg Fin
Rev Sing Fam Mtg Ser AB AMT(13)                              6.25%      11/1/2030            AAA             400           424,676

MN St Hsg Fin Agy Sing Fam
Mtg Ser G-1 AMT                                              5.60%       7/1/2022            AA+             280           289,492

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(13)                           6.25%       3/1/2031            AAA             225           233,210

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(13)                              Zero Coupon        3/1/2029            AAA             695           179,692

MT St Brd Hsg Sing Fam Mtg
Ser A-1(8)(18)                                               6.05%      12/1/2037            AA+           4,255         4,401,117

NC Hsg Fin Agy Sing Fam Rev
Ser BB AMT                                                   6.25%       3/1/2012             AA             560           573,961

New Orleans LA Fin Auth Mtg
Rev Ser B-2 AMT(13)                                          6.00%      12/1/2018            Aaa             360           375,671

OK Hsg Fin Agy Sing Fam Mtg
Ser B-1(13)                                                  5.30%       9/1/2026            Aaa              90            92,799

OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Ser D-1(13)                                Zero Coupon        3/1/2029            Aaa           3,425           919,612

OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser B-1                                    Zero Coupon        3/1/2029            Aaa           1,805           481,935

OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser D-2 AMT(13)                            Zero Coupon        9/1/2030            Aaa           1,815           366,866

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Prince Georges Cnty MD Hsg
Sing Fam Ser A AMT(7)(13)                                    6.15%       8/1/2019            AAA      $       20   $        21,065

VT Hsg Fin Agy Sing Fam Hsg
Ser 16-A AMT(11)                                             5.50%      11/1/2021            AAA           2,845         2,928,558

WV St Hsg Dev Fd Hsg Fin
Ser B AMT                                                    5.25%      11/1/2018            AAA           2,345         2,398,278
                                                                                                                   ---------------
TOTAL                                                                                                                   30,180,525
                                                                                                                   ---------------

INDUSTRIAL 1.87%

Clark Cnty NV Ind Dev Rev
Ser C AMT(2)                                                 5.95%      12/1/2038            AAA           3,320         3,693,201

CT St Dev Auth Solid Wst Dsp
Fac Rev Pfizer Inc AMT                                       7.00%       7/1/2025            AAA           2,500         2,648,300

Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT                               5.875%       2/1/2036             A+             500           516,675

Moraine OH Solid Waste Disp
General Motors Corp Pj AMT                                   5.65%       7/1/2024           Baa1             450           456,395

RI St Eco Dev Providence
Place Mall(16)                                              6.125%       7/1/2020             AA             550           629,849

Texas City TX Ind Dev Corp
Marine Term Rev Arco Pipe Line                              7.375%      10/1/2020            AA+             650           859,644

Wyandotte Cnty Kansas City KS
Univ Govt Ref GM Corp Pj                                     6.00%       6/1/2025           Baa1           1,900         1,986,545
                                                                                                                   ---------------
TOTAL                                                                                                                   10,790,609
                                                                                                                   ---------------

LEASE 4.51%

AZ St Ser A COP(15)                                          5.00%      11/1/2020            AAA             200           212,412

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(15)                                   5.75%      12/1/2018            Aaa             555           618,553

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(15)                                   5.75%      12/1/2019            Aaa             315           351,071

Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)                                   6.25%      8/15/2019            AAA           7,385         8,515,865

Charlotte NC Govt
Fac Pj-Ser G COP                                            5.375%       6/1/2026            AA+           2,250         2,416,410

Grand Rapids MI Pub Sch(15)                                  5.00%      11/1/2021            AAA             250           263,915

Greenville Cnty SC Sch Dist
Installment Pur Ref Bldg                                     5.50%      12/1/2028            AA-           5,500         5,794,305

Henrico Cnty VA Eco Dev Auth
Pub Fac Lease Rev Jail Pj                                   6.125%      11/1/2019            Aa1           1,000         1,169,390

Murray City UT Muni Bldg Auth
Ser A(2)                                                     5.30%      12/1/2021            Aaa           2,925         3,134,986

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Providence RI Redev Agy Rev
Pub Safety & Muni Bldgs Ser A(2)                             5.75%       4/1/2029            Aaa      $      415   $       454,238

Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(19)                                      5.00%       3/1/2022            AAA           1,000         1,049,640

St Paul MN Port Auth Lease
Rev Office Bldg                                              5.00%      12/1/2022            AA+           1,000         1,050,480

West Vly City UT Muni Bldg(2)                                5.50%       8/1/2027            AAA           1,000         1,070,700
                                                                                                                   ---------------
TOTAL                                                                                                                   26,101,965
                                                                                                                   ---------------

MISCELLANEOUS 10.51%

AZ Tourism & Sports Auth Tax Rev
Multipurpose Stadium Fac Ser A(15)                           5.00%       7/1/2031            Aaa             670           686,636

George L Smith II GA World
Congress Ctr Auth Rev AMT(15)                                5.75%       7/1/2015            AAA           1,500         1,655,010

George L Smith II GA World
Congress Ctr Rev AMT(15)                                     5.50%       7/1/2020            AAA             700           761,152

LA Loc Govt Env Fac Pkg Fac
Garage Pj Ser A(2)                                          5.375%      10/1/2026            AAA           1,500         1,588,095

Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(15)                             5.00%     12/15/2019            AAA             750           804,090

MA St Wtr Pollutn Abatement
Tr Rites PA 1221 RIBs                                       8.572%       8/1/2011            AAA(c)        4,500         4,939,650

Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)                                          5.25%      11/1/2023            AAA           1,765         1,896,969

MI Muni Bd Auth Rev Loc Govt
Ln Prog Ser C                                                5.00%       5/1/2008            AA+          10,000        10,892,000

Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(10)                       2.40%#      4/1/2014            AAA           3,300         3,293,961

New Jersey Eco Dev Auth Rev
Motor Vehicle Sur Rev Ser A(15)                              5.00%       7/1/2034            AAA          15,000        15,465,750

Omaha Convention Hotel Corp
Rites PA-1078 RIBs(2)                                       8.283%       4/1/2010            AAA(b)        5,000         5,252,900

Portland OR Urb Ren & Redev
Downtown Waterfront Ref Ser A(2)                             5.50%      6/15/2020            Aaa             650           718,341

Portland OR Urb Ren & Redev
Downtown Waterfront Ref Ser A(2)                             5.75%      6/15/2019            Aaa           1,500         1,698,390

Puerto Rico Pub Bldg Auth Rev Ref
Govt Facs Ser I GTD                                          5.25%       7/1/2033             A-           5,000         5,173,000

University FL Resh Fndtn
Inc Cap Impt Rev(2)                                         5.125%       9/1/2033            Aaa           4,000         4,082,320

VA St Pub Bldg Auth Pub
Fac Rev Ser A                                                5.75%       8/1/2020            AA+             600           677,256

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Westminister CO Sales & Use
Tax Ref Rev(2)                                               5.25%      12/1/2022            AAA      $    1,090   $     1,179,227
                                                                                                                   ---------------
TOTAL                                                                                                                   60,764,747
                                                                                                                   ---------------

POWER 1.83%

Grant Cnty WA Pub Util Dist
No 2 Pr Rap Hydro 2nd Ser B AMT(15)                         5.375%       1/1/2018            AAA             300           320,568

HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(15)                             6.60%       1/1/2025            AAA             135           137,783

Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(11)                                         5.25%       7/1/2020            AAA           2,600         2,817,308

NC Muni Pwr Agy No 1 Catawba
Elec Rev(1)(3)                                               5.00%       1/1/2015              A           1,125         1,127,981

Sacramento CA Muni Util Dist
Ref Ser T(10)                                                5.00%      5/15/2030            AAA           5,000         5,118,550

SC St Pub Svc(11)                                            5.25%       1/1/2019            AAA             950         1,042,378
                                                                                                                   ---------------
TOTAL                                                                                                                   10,564,568
                                                                                                                   ---------------

PRE-REFUNDED 12.93%

Baltimore MD Rev Water Pj Ser A(11)                          6.00%       7/1/2018            AAA             285           331,221

Baltimore MD Rev Water Pj Ser A(11)                          6.00%       7/1/2020            AAA             275           319,600

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(15)                        Zero Coupon        8/1/2015            AAA           1,000           542,780

Culpeper Cnty VA Sch(11)                                     6.00%      1/15/2021            AAA             690           802,084

Cumberland Cnty NC
Civic Ctr Pj Ser A COP(2)                                    6.40%      12/1/2019            AAA           2,800         2,878,624

Dallas TX Indpt Sch Dist PSF GTD                             5.50%      2/15/2017            AAA           8,700        10,002,738

DE Transn Auth Trans Sys Rev Sr                              6.00%       7/1/2020             AA           6,215         7,222,949

Detroit MI Wtr Supply Sys Sr
Lien Ser A(10)                                               5.75%       7/1/2028            AAA           1,500         1,757,175

Fayette Cnty GA Pub Fac Auth
Criminal Justice Center Pj                                   6.00%       6/1/2030             AA           3,500         4,089,785

Glendale AZ Dev Auth Ed Fac
Rev Amer Graduate Sch Intl(4)                               7.125%       7/1/2020            AAA           1,000         1,050,880

Houston TX Wtr & Swr Sys Rev
Ser D(15)                                                   6.125%      12/1/2029            AAA           1,400         1,410,766

IA Fin Auth Rev ETM                                          5.25%      8/15/2021            Aa2             235           250,075

IN Bd Bk Rev St Revolving
Fund Prog Ser A                                              6.75%       2/1/2017            AAA             500           518,560

Lane Cnty OR Sch Dist No 052                                5.625%      6/15/2020            Aa3             800           913,184

Lauderdale Cnty & Florence AL
Hlthcare Auth Rev(15)                                        5.75%       7/1/2019            AAA           2,000         2,248,820

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Linn Cnty OR Cmnty Sch Dist
No 9 Lebanon(15)                                            6.125%      6/15/2025            AAA      $    5,000   $     5,837,700

New York NY City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser A                                 5.50%      6/15/2023            AA+           1,050         1,079,106

New York NY Ser A                                            6.00%      5/15/2030              A           1,780         2,077,919

NJ St Transn Tr Fd Auth
Transn Sys Ser B                                             6.00%      6/15/2019            AAA           2,550         2,960,626

North Providence RI Ser A(15)                               6.125%       7/1/2016            AAA           1,410         1,588,478

OH St                                                        6.20%       8/1/2013            AA+             750           793,365

Philadelphia PA Sch Dist Ser A(11)                           5.75%       2/1/2030            AAA           1,200         1,381,248

Phoenix AZ Civic Impt Corp(10)                               6.00%       7/1/2024            AAA           2,400         2,809,560

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser B                                        6.00%       7/1/2026              A           1,500         1,563,975

Puerto Rico Comwlth
Rites PA 650 RIBs                                           9.964%       7/1/2029             A-             750           812,835

RI St Hlth & Ed Bldg Corp Rev
Hgh Ed Fac Brown Univ                                        6.00%       9/1/2025            AA+           7,070         7,493,139

SC Jobs Economic Dev Auth
Hosp Fac Rev                                                7.375%     12/15/2021            BBB           2,000         2,478,100

Weber Cnty UT Muni Bldg Auth
Lease Rev(16)                                                7.50%     12/15/2019            Aaa           2,250         2,322,495

West Deptford Twp NJ(10)                                    5.625%       9/1/2030            Aaa           5,225         5,989,470

White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr/Swr(11)                           6.00%       1/1/2026            Aaa           1,090         1,256,519
                                                                                                                   ---------------
TOTAL                                                                                                                   74,783,776
                                                                                                                   ---------------

RESOURCE RECOVERY 0.38%

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                                                 6.40%       1/1/2015            AAA             900           923,643

MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B                                7.20%       7/1/2016            Aaa           1,245         1,278,353
                                                                                                                   ---------------
TOTAL                                                                                                                    2,201,996
                                                                                                                   ---------------

SPECIAL TAX 1.09%

Ernest N Morial New Orleans
LA Exhibit Hall Auth Spl Tax RIBs                           8.688%      7/15/2028            AAA           5,000         5,516,000

Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl
Tax B No 1998-1(11)                                          5.25%       9/1/2028            AAA             355           369,757

San Juan Cnty NM Tax/Motor
Ref & Impt(14)(15)                                           5.25%      5/15/2022            AAA             390           420,323
                                                                                                                   ---------------
TOTAL                                                                                                                    6,306,080
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 5.55%

Billings MT Arpt Rev AMT(15)                                 6.10%       7/1/2016            AAA      $      190   $       216,875

Billings MT Arpt Rev AMT(15)                                 6.20%       7/1/2020            AAA           2,775         3,173,990

DE Transn Auth Trans Sys
Rev Ref Ser B(2)                                             5.25%       7/1/2005            AAA           6,270         6,436,782

Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(10)                                           5.50%       7/1/2012            AAA           1,610         1,788,147

Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(11)                                           5.70%       7/1/2030            AAA           2,615         2,665,103

Municipal Secs Trust Ctfs RIBs+(2)                          8.582%       1/1/2031            Aaa           6,250         6,760,125

North TX Thruway Auth Dallas
North Twy Sys Rev Ref Ser C(11)                              3.00%       1/1/2006            AAA             900           913,158

PA St Tpk Comm Tpk Rev Ser A(2)                              5.25%      12/1/2032            AAA           5,000         5,273,500

Port Kalama WA Rev Ser B AMT                                5.625%      12/1/2015             A3           1,025         1,062,228

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser RIBs(5)(11)                              9.94%       7/1/2026            Aaa             500           543,030

RI St Eco Corp
Arpt Rev Ser B(10)                                           6.00%       7/1/2020            AAA           1,210         1,385,389

RI St Eco Corp
Arpt Rev Ser B(10)                                           6.00%       7/1/2028            AAA           1,200         1,346,544

San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(11)                           6.125%       1/1/2027            AAA             500           543,610
                                                                                                                   ---------------
TOTAL                                                                                                                   32,108,481
                                                                                                                   ---------------

WATER/SEWER 11.33%

Brighton Township MI San Sew
Drainage Dist(11)                                            5.25%      10/1/2018            AAA           1,615         1,728,680

Broad River NC Wtr Auth(15)                                 5.375%       6/1/2026            Aaa             400           425,748

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(15)                               5.25%       9/1/2020            Aaa             320           348,454

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(15)                               5.25%       9/1/2021            Aaa           1,025         1,109,624

Gainesville GA Wtr & Sew Rev(11)                            5.375%     11/15/2020            AAA           2,900         3,170,831

Gautier MI Util Dist Util Sys
Rev Ref(10)                                                 5.125%       3/1/2019            Aaa             425           453,403

Grand Forks ND Wtr Rev Ser D(15)                            5.375%       9/1/2020            Aaa           1,150         1,248,762

Iowa City IA Swr Rev(11)                                    5.375%       7/1/2020            Aaa             620           679,973

Kansas St Dev Fin Auth Rev
Pub Wtr Supply Revolving Ln-2                                4.75%       4/1/2018            Aa3           1,180         1,212,025

Los Angeles CA Dept Wtr & Pwr
Wtrwks Rev Ser A(10)                                         5.00%       7/1/2036            AAA           3,625         3,670,022

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty FL Wtr Swr
Rev Ref(15)                                                  5.00%      10/1/2007            AAA      $    2,800   $     3,028,116

Midlothian TX Wtr Dist(11)                            Zero Coupon        9/1/2022            AAA           2,000           834,740

New York City NY Muni Wtr Fin                               5.125%      6/15/2031            AA+           5,000         5,132,050

New York City NY Muni Wtr Fin
Ref Fiscal 2004 Ser C                                        5.00%      6/15/2035            AA+          15,000        15,252,600

OH St Wtr Dev Auth Rev
Fresh Wtr Impt                                               5.00%      12/1/2022            AAA           3,000         3,178,950

OR St Brd Bk Rev OR Econ
Cmnty Dev Dept Ser A(15)                                     5.50%       1/1/2017            AAA             570           629,229

Paragould AR Wtr Swr & Elec Rev(2)                           5.65%      12/1/2025            AAA             615           669,846

Raleigh NC Comb Entrprse                                     5.00%       3/1/2031            AAA          11,980        12,305,137

Rockingham NC COP(2)                                         5.00%       4/1/2020            AAA           1,205         1,294,507

SD Conservancy Dist(2)                                       5.00%       8/1/2022            Aaa           2,700         2,821,932

SD Conservancy Dist
Rev Clean Wtr St Revolving Fd(2)                             5.00%       8/1/2022            Aaa             500           520,175

UT Wtr Fin Agy Rev Pooled LN
Fin Prog(2)                                                 5.125%       7/1/2023            Aaa           1,000         1,047,050

WV St Wtr Dev Auth Rev Loan
Prog III Ser A AMT(2)                                        6.25%       7/1/2030            AAA           1,470         1,656,161

WV Wtr Dev Auth Infra Rev Ser A(2)                           5.50%      10/1/2023            AAA             900           993,033

WV Wtr Dev Auth Infra Rev Ser A(11)                         5.625%      10/1/2026            AAA           1,555         1,697,889

York Cnty VA Swr Rev                                        5.875%       6/1/2024            Aa3             330           369,666
                                                                                                                   ---------------
TOTAL                                                                                                                   65,478,603
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS (Cost $539,257,078)                                                                              572,455,034
                                                                                                                   ===============

                                                                                                          SHARES
                                                                                                           (000)
                                                                                                          ------
SHORT-TERM INVESTMENTS 0.90%

MONEY MARKET MUTUAL FUNDS 0.90%

Dreyfus Municipal Cash Management Plus                                                                     5,212         5,212,496

SSgA Tax Free Money Market Fund                                                                                5             5,462
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $5,217,958)                                                                           5,217,958
                                                                                                                   ===============
TOTAL INVESTMENTS IN SECURITIES 99.91% (Cost $544,475,036)                                                             577,672,992
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.09%                                                                       517,551
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $   578,190,543
                                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.40%

EDUCATION 13.07%

Abag Fin Auth For Nonprofit
Corp CA Rev Sch of Mech Arts                                 5.25%      10/1/2026             A3      $      500   $       514,480

CA Ed Fac Auth Rev Pepperdine Univ                           5.75%      9/15/2030             A1           2,000         2,164,160

CA Ed Fac Auth Rev Res Ctfs
Ser 113 RIBs                                                8.405%      12/1/2027            AAA           2,525         2,690,135

CA Ed Fac Auth Rev Scripps College                           5.25%       8/1/2021             A1             425           449,399

CA Ed Fac Auth Rev Scripps College                           5.25%       8/1/2026             A1           1,145         1,189,437

CA Ed Fac Auth Rev
Univ of San Diego(2)                                         5.00%      10/1/2028            Aaa           1,250         1,279,588

CA Ed Fac Auth Rev
Univ of San Francisco(15)                                    6.00%      10/1/2016            AAA              75            82,169

CA Ed Fac Auth Rev
Univ of San Francisco(15)                                    6.00%      10/1/2026            AAA           2,565         2,800,647

CA Ed Fac Auth Rev
Univ of Southern CA                                          5.50%      10/1/2027            AA+           1,160         1,245,875

CA St Univ Fndtn Rev
Monterey Bay(15)                                             5.30%       6/1/2022            AAA             250           268,663

CA St Univ Fndtn Rev
Sacramento Auxiliary Ser A(15)                               5.50%      10/1/2027            AAA             400           429,924

CA St Univ Rev & Colleges
Hsg Sys(10)                                                  5.90%      11/1/2021            AAA           1,045         1,115,569

CA Statewide Cmntys Dev
Auth Aux Fndtn CA St Univ(15)                                5.20%       6/1/2024            AAA             525           551,544

Golden Vly Unif Sch Dist Fin Pj(2)                           5.35%       7/1/2027            AAA           2,250         2,355,952

Los Angeles CA Unif Sch
Dist Ser A(11)                                               5.00%       7/1/2022            AAA           1,500         1,580,190

Los Angeles CA Unif Sch Dist
Ser D(10)                                                   5.375%       7/1/2025            AAA           1,000         1,061,920

Univ CA Rev Multi Purp Ser K                                 5.25%       9/1/2024            Aa2           1,545         1,611,404

Univ CA Revs Research
Facs Ser E(2)                                                5.00%       9/1/2031            AAA           2,000         2,040,860
                                                                                                                   ---------------
TOTAL                                                                                                                   23,431,916
                                                                                                                   ---------------

GENERAL OBLIGATION 24.58%

Anaheim CA Unif High Sch
Dist Ser A(11)                                               5.00%       8/1/2025            AAA             785           810,591

Antelope Vly CA Unif High Sch(15)                            5.00%       8/1/2022            AAA           2,180         2,297,480

Barstow CA Unif Sch Dist Ser A(10)                           5.00%       8/1/2026            Aaa           2,500         2,568,225

Berryessa CA Unif Sch Dist
Election of 1999 Ser B(11)                                   5.25%       8/1/2019            AAA           1,015         1,114,369

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
CA St(10)                                                    5.25%       9/1/2030            AAA      $      890   $       924,238

CA St Ref(15)                                                5.00%       2/1/2022            AAA           2,700         2,820,933

CA St Ser B AMT                                              5.70%      12/1/2032              A             640           652,621

Capistrano CA Unif Sch Dist
Fac Impt Dist No 001 Ser A(10)                               6.00%       8/1/2024            AAA           2,500         2,832,800

El Monte CA City Sch Dist
Ser A(11)                                                    6.25%       5/1/2025            AAA           1,230         1,403,282

Escondido CA Unif Sch Dist
Ser A(11)                                                    5.25%       8/1/2022            AAA           2,000         2,158,020

Franklin-McKinley CA Sch Dist
Ser B(11)                                                    5.00%       8/1/2027            AAA             675           692,874

Fremont CA Unif High Sch
Dist Santa Clara Cnty Ser B(10)                              5.25%       9/1/2025            AAA           1,000         1,054,370

Los Angeles CA Cmnty College
Ser A(15)                                                    5.00%       6/1/2026            AAA           2,375         2,432,736

Mojave CA Unif Sch Dist
Sch Fac Impt Dist No. 001(10)                                5.00%       8/1/2024            AAA           1,060         1,099,506

Mojave CA Unif Sch Dist
Sch Facs Impt Dist No 001(10)                                5.25%       8/1/2022            AAA           1,230         1,327,182

Montebello CA Unif Sch Dist(11)                              5.00%       8/1/2020            AAA             350           371,361

Mount Pleasant CA Elem Sch
Dist 1998 Election Ser C(11)                                 5.50%       3/1/2026            AAA             465           502,730

Oxnard CA Unif High Sch
Dist Ref Ser A(15)                                           6.00%       2/1/2020            AAA             650           769,360

Oxnard CA Unif High Sch
Dist Ref Ser A(15)                                           6.20%       8/1/2030            AAA           3,000         3,450,390

Pittsburg CA Redev Agcy
Los Medanos Cmnty Dev Pj(2)                           Zero Coupon        8/1/2026            AAA           3,500         1,087,205

Pittsburg CA Unif Sch Dist
Ser E(11)                                                    6.00%       8/1/2024            AAA           1,380         1,519,642

Pomona CA Unif Sch Dist(15)                                  6.15%       8/1/2030            AAA           1,000         1,171,890

Pomona CA Unif Sch Dist Ser A(15)                            6.55%       8/1/2029            AAA           1,000         1,255,430

Puerto Rico Comwlth Pub Impt
Ser A Unrefunded Bal                                        5.375%       7/1/2028             A-             995         1,031,009

Riverside CA Cmnty College
Ser A(15)                                                    5.50%       8/1/2029            AAA           1,355         1,464,877

San Gabriel CA Unif Sch Dist
Ser A(11)                                                    5.00%       8/1/2024            AAA           2,725         2,826,561

Santa Cruz CA City Elem Sch
Dist Ser B(10)                                               6.00%       8/1/2029            AAA           2,500         2,817,275

Southwestern Cmnty College(2)                               5.375%       8/1/2025            AAA           1,500         1,605,600
                                                                                                                   ---------------
TOTAL                                                                                                                   44,062,557
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                       INTEREST          MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                RATE              DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 2.62%

CA Infra & Econ Dev
Bk Rev Kaiser Hosp Ser A                                   5.50%         8/1/2031              A      $    1,300   $     1,343,004

CA Infra & Econ Dev
Bk Rev Kaiser Hosp Ser B                                   5.55%         8/1/2031              A             650           673,797

CA Infra & Econ Scripps Research
Inst Ser A                                                 5.75%         7/1/2030            Aa3           1,500         1,607,475

Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                                     5.50%         6/1/2031             A+             500           512,955

Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                                     6.00%         6/1/2022             A+             500           551,260
                                                                                                                   ---------------
TOTAL                                                                                                                    4,688,491
                                                                                                                   ---------------

HOUSING 3.11%

CA Hsg Fin Agy Rev
Home Mtg Ser K AMT**(8)(15)(18)                      0.00%/5.70%  2/1/2012 & 2015            AAA           5,295         3,672,506

CA Hsg Fin Agy Rev
Home Mtg Ser K AMT(8)(15)(18)                       Zero Coupon          2/1/2022            AAA           5,000         1,898,250
                                                                                                                   ---------------
TOTAL                                                                                                                    5,570,756
                                                                                                                   ---------------

INDUSTRIAL 5.87%

CA Poll Ctrl Fin Auth Rev
Southern CA Ser B AMT(2)(17)                               6.40%        12/1/2024            AAA          10,435        10,518,793
                                                                                                                   ---------------

LEASE 11.22%

CA St Pub Wk Brd Lease Rev
Dept Gen Svcs Teale Data(2)                                5.25%         3/1/2020            AAA           1,000         1,079,400

Inglewood CA Pub Fin Auth
Rev Ser A(2)                                               5.25%         8/1/2021            AAA             600           646,050

Orange Cnty CA Recovery
Partn Residual Ser 128 COP RIBs(15)                       9.755%         7/1/2019            AAA           2,500         2,954,050

Orange Cnty CA Recovery COP
Ser A COP(15)                                              6.00%         7/1/2026            AAA             750           811,148

Palm Springs CA Fin Auth
Convention Ctr Pj Ser A(15)                                5.50%        11/1/2035            AAA           1,000         1,086,490

Plumas Cnty CA Cap
Impt Prog Ser A COP(2)                                     5.25%         6/1/2023            AAA           1,365         1,460,932

Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                                      5.00%        12/1/2020            AAA           2,000         2,106,200

Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                                      5.00%        12/1/2026            AAA             900           921,420

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
San Buenaventura CA
Ser C COP(2)                                                 5.25%       2/1/2031            AAA      $    2,575   $     2,692,266

San Francisco CA City & Cnty
San Bruno Jail No 3(2)                                       5.25%      10/1/2033            AAA           5,000         5,192,250

Santa Ana CA Unif Sch Dist
Fin Pj COP(11)                                        Zero Coupon        4/1/2019            AAA           2,295         1,165,768
                                                                                                                   ---------------
TOTAL                                                                                                                   20,115,974
                                                                                                                   ---------------

MISCELLANEOUS 2.23%

CA Infra & Econ Bk Rev Asian
Museum Fdtn(15)                                              5.25%       6/1/2030            AAA             115           119,646

CA Infra & Econ Bk Rev YMCA
Metropolitan LA Pj(2)                                        5.25%       2/1/2026            AAA           2,000         2,115,980

Fontana CA Pub Fin Auth Tax
North Fontana Redev Pj Ser A(2)                              5.50%       9/1/2032            AAA           1,000         1,068,560

Oakland CA JT Pwrs Fin Auth
Reassmt Rev                                                  5.50%       9/2/2024             A-             405           430,183

Puerto Rico Pub Fin Corp
Unrefunded Bal Comwlth Ser E                                 5.50%       8/1/2029           BBB+             250           262,095
                                                                                                                   ---------------
TOTAL                                                                                                                    3,996,464
                                                                                                                   ---------------

POWER 2.96%

CA St Dept Wtr Res Pwr Supply
Rev Insured Series(19)                                      5.375%       5/1/2017            AAA             500           555,490

Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A(14)(15)                                        5.00%       7/1/2024            AAA             850           877,786

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                               5.00%       7/1/2032            AAA           1,500         1,549,215

Puerto Rico Elec Pwr Auth Rev
Ser II(11)                                                  5.125%       7/1/2026            AAA             500           526,030

Sacramento CA Muni Util Dist
Ref Ser Q(11)                                                5.25%      8/15/2022            AAA           1,000         1,075,870

Shasta CA Jt Pwrs Fin Auth
Cnty Admin Bldg Pj Ser A(15)                                 5.25%       4/1/2023            AAA             675           720,198
                                                                                                                   ---------------
TOTAL                                                                                                                    5,304,589
                                                                                                                   ---------------

PRE-REFUNDED 5.39%

CA Ed Fac Auth Rev Pooled
College/Univ Ser C ETM                                       6.50%       6/1/2020           Baa3           3,000         3,524,850

CA St Pub Wks Brd Lease Rev
Dept Corrections(2)                                          5.80%       1/1/2013            AAA           1,090         1,166,714

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Centinela Vly CA Unif High Sch
Election 2000 Ser D ETM(10)                                  5.25%       8/1/2024            AAA      $    1,145   $     1,239,966

M-S-R Pub Pwr Agcy CA San Juan
Pj Rev Ser D ETM(15)                                         6.75%       7/1/2020            AAA             950         1,162,278

Puerto Rico Comwlth
Impt Ser A                                                  5.375%       7/1/2028            AAA             505           577,664

Puerto Rico Pub Fin Corp
Approp E                                                     5.50%       8/1/2029           BBB+             750           856,515

Santa Cruz CA City High Sch Ser B(10)                        6.00%       8/1/2029            AAA           1,000         1,126,910
                                                                                                                   ---------------
TOTAL                                                                                                                    9,654,897
                                                                                                                   ---------------

RESOURCE RECOVERY 1.21%

CA Poll Ctrl Fin Auth Rev
Pacific Gas/Elec Ser A AMT(15)                               5.35%      12/1/2016            AAA           2,000         2,169,520
                                                                                                                   ---------------

SPECIAL TAX 7.33%

CSUCI Fin Auth Rev CA East
Campus Cmnty Ser A(15)                                       5.25%       9/1/2026            AAA           5,500         5,748,930

Riverside Cnty CA Redev Agy
Tax Alloc Jupura Valley Pj(2)                                5.25%      10/1/2035            AAA           2,000         2,093,320

RNR Sch Fin Auth CA Spl Tax
Cmnty Fac Dist #92-1 Ser A(2)                               5.625%       9/1/2030            AAA           3,985         4,354,609

Salida CA Area Pub Fac Fin Agcy
Cmnty Fac Dist Spl Tax #1998-1(11)                           5.25%       9/1/2028            AAA             900           937,413
                                                                                                                   ---------------
TOTAL                                                                                                                   13,134,272
                                                                                                                   ---------------

TRANSPORTATION 11.90%

Bay Area Govt Assn CA Rev
Bart SFO Extn Arpt Premium A(2)                              5.00%       8/1/2026            AAA           2,000         2,054,580

Fresno CA Arpt Rev Ser A(11)                                 5.50%       7/1/2030            AAA           1,500         1,599,165

Port Oakland CA Port Rev Ser J(15)                           5.50%      11/1/2026            AAA           5,000         5,343,750

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                        5.75%       7/1/2041              A           5,400         5,917,860

Puerto Rico Comwlth Hwy &
Transn Auth Ser G(10)                                        5.25%       7/1/2021            AAA           1,000         1,089,820

San Francisco CA City & Cnty
Aprt Commn Ser 2 Issue 15A AMT(11)                           5.00%       5/1/2017            AAA           2,000         2,096,460

San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(11)                           6.125%       1/1/2027            AAA             500           543,610

San Francisco CA City & Cnty
Commn Intl Arpt Rev AMT(11)                                  5.75%       1/1/2014            AAA             500           552,505

San Francisco CA City & Cnty
Ref Second Ser 28B(15)                                       5.25%       5/1/2023            AAA           2,000         2,128,280
                                                                                                                   ---------------
TOTAL                                                                                                                   21,326,030
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 7.91%

CA Statewide Cmntys
Pooled Fin Pg Ser C(11)                                      5.25%      10/1/2034            AAA      $      500   $       521,460

El Monte CA Wtr Auth Rev(2)                                  5.60%       9/1/2029            AAA           2,000         2,179,600

Imperial CA Ref Wtr Fac COP(10)                              5.00%     10/15/2020            AAA           3,250         3,461,250

Orange Cnty CA Santn Dist COP(10)                            5.25%       2/1/2027            AAA           4,265         4,470,189

Palo Alto CA Util Rev Ser A                                  6.25%       6/1/2020            AA+           1,610         1,653,148

San Luis Opispo Cnty CA Ser A(15)                           5.375%       8/1/2030            AAA           1,800         1,885,392
                                                                                                                   ---------------
TOTAL                                                                                                                   14,171,039
                                                                                                                   ---------------
Total Municipal Bonds (Cost $168,798,489)                                                                              178,145,298
                                                                                                                   ===============

                                                                                                          SHARES
                                                                                                           (000)
                                                                                                          ------
SHORT-TERM INVESTMENT 0.00%

MONEY MARKET MUTUAL FUND 0.00%

Dreyfus General CA Fund Class A (Cost $998)                                                                    1               998
                                                                                                                   ===============
TOTAL INVESTMENTS IN SECURITIES 99.40% (Cost $168,799,487)                                                             178,146,296
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.60%                                                                     1,077,119
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $   179,223,415
                                                                                                                   ===============

SCHEDULE OF INVESTMENTS
CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
                                                                                                           (000)
                                                                                                       ---------
MUNICIPAL BONDS 98.20%

EDUCATION 20.28%

CT St Hlth & Ed Fac Auth Rev
CT College Ser E(15)                                         5.25%       7/1/2022            AAA       $     400           436,476

CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(15)                                     5.25%       7/1/2019            AAA             600           649,446

CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(15)                                     5.50%       7/1/2029            AAA           1,235         1,326,069

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
CT St Hlth & Ed Fac Auth Rev
Gunnery Sch(16)                                              5.35%       7/1/2031             AA      $      695   $       723,224

CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(d)(15)                                       4.125%       7/1/2022            Aaa             250           241,283

CT St Hlth & Ed Fac Auth Rev
Loomis Chaffee Sch Ser D                                     5.25%       7/1/2031             A2           2,750         2,894,348

CT St Hlth & Ed Fac Auth Rev
Miss Porters Sch Ser A                                       5.75%       7/1/2029             A+           3,200         3,442,368

CT St Hlth & Ed Fac Auth Rev
Norwich Free Academy Ser A(2)                                5.00%       7/1/2034            AAA           1,250         1,288,812

CT St Hlth & Ed Fac Auth Rev
Suffield Academy Ser A(15)                                   5.40%       7/1/2027            AAA           1,350         1,432,255

CT St Hlth & Ed Fac Auth Rev
Trinity College Ser G(2)                                     5.00%       7/1/2021            AAA           1,000         1,057,650

CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A                                          5.25%       7/1/2019            Aa3             200           217,336

CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A                                         5.375%       7/1/2029            Aa3             210           218,749

CT St Hlth & Ed Fac Auth Rev
Univ Hartford Ser E(16)                                      5.25%       7/1/2032             AA           2,900         2,988,972

CT St Hlth & Ed Fac Auth Rev
Univ New Haven Issue D(1)(3)                                 6.70%       7/1/2026              A           1,000         1,044,860

CT St Hlth & Ed Fac Auth Rev
Unrefunded Bal Sacrd Hrt Ser C                               6.50%       7/1/2016           BBB-             275           290,449
                                                                                                                   ---------------
TOTAL                                                                                                                   18,252,297
                                                                                                                   ---------------

GENERAL OBLIGATION 15.33%

Bridgeport CT Ser C(10)                                      4.75%      8/15/2021            AAA           1,000         1,025,840

Bridgeport CT Ser C(10)                                      5.00%      8/15/2020            AAA             500           525,735

Hartford CT                                                  6.50%     12/15/2005              A             730           770,340

Montville CT                                                 6.70%      6/15/2009            Aa3             550           646,894

Montville CT                                                 6.70%      6/15/2010            Aa3             575           686,240

New Haven CT(10)                                             5.00%      11/1/2019            AAA             560           605,987

New Haven CT Ser A(2)                                        5.00%      11/1/2021            AAA           1,000         1,060,590

Puerto Rico Comwlth Pub Impt                          Zero Coupon        7/1/2018             A-           2,035         1,116,116

Puerto Rico Comwlth
Pub Impt Ser A                                               5.25%       7/1/2023             A-           2,300         2,425,051

Puerto Rico Comwlth
Unrefunded Bal Pub Impt(11)                                 5.125%       7/1/2030            AAA             945           977,829

Redding CT                                                   6.60%      4/15/2010            Aa1             100           118,715

Waterbury CT(11)                                            5.125%       4/1/2022            AAA           2,250         2,386,980

Waterbury CT Ser A(11)                                       5.00%       4/1/2019            AAA           1,250         1,337,712

West Haven CT(15)                                            6.50%      6/15/2006            AAA             100           107,788
                                                                                                                   ---------------
TOTAL                                                                                                                   13,791,817
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 8.18%

CT St Dev Auth Rev Duncaster Inc Pj(16)                     5.125%       8/1/2022             AA      $      235   $       246,715

CT St Hlth & Ed Fac Auth Rev
Bridgeport Hosp Ser A(15)                                   6.625%       7/1/2018            AAA           1,250         1,255,150

CT St Hlth & Ed Fac Auth Rev
Bristol Hosp Ser B(16)                                       5.50%       7/1/2021             AA           1,000         1,102,770

CT St Hlth & Ed Fac Auth Rev
Catholic Hlth East Ser F(15)                                5.625%     11/15/2020            AAA             325           359,453

CT St Hlth & Ed Fac Auth Rev
Child Care Fac Prog Ser C(2)                                5.625%       7/1/2029            AAA           1,000         1,081,510

CT St Hlth & Ed Fac Auth Rev
CT College Ser E(15)                                         5.00%       7/1/2032            AAA           1,050         1,079,872

CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(d)(15)                                       4.375%       7/1/2023            Aaa             500           492,735

CT St Hlth & Ed Fac Auth Rev
St. Francis Hosp & Med(16)                                   5.00%       7/1/2022             AA           1,000         1,047,510

CT St Hlth & Ed Fac Auth Rev
Waterbury Hosp Issue Ser C(16)                               5.75%       7/1/2029             AA             650           690,684
                                                                                                                   ---------------
TOTAL                                                                                                                    7,356,399
                                                                                                                   ---------------

HOUSING 1.22%

CT St Hsg Fin Auth Hsg Mtg
Fin Prog Ser D 2 AMT                                         5.15%     11/15/2022            AAA             555           566,039

CT St Hsg Fin Auth Spl
Oblig Grp Home Mtg G5(2)                                     5.85%      6/15/2030            AAA             500           532,610
                                                                                                                   ---------------
TOTAL                                                                                                                    1,098,649
                                                                                                                   ---------------

INDUSTRIAL 3.51%

CT St Dev Auth Govt Lease Rev(15)                            6.60%      6/15/2014            AAA             500           512,915

CT St Dev Auth Solid Wst Dsp
Fac Rev Pfizer Inc AMT                                       7.00%       7/1/2025            AAA           2,500         2,648,300
                                                                                                                   ---------------
TOTAL                                                                                                                    3,161,215
                                                                                                                   ---------------

MISCELLANEOUS 2.61%

CT St Hlth & Ed Fac Auth Rev
Trinity College Ser H(15)                                    4.75%       7/1/2023            AAA           1,030         1,059,067

Puerto Rico Pub Bldg Auth Rev
Unrefunded Bal Govt Facs Ser D                               5.25%       7/1/2036             A-           1,000         1,028,730

Puerto Rico Pub Fin Corp
Unrefunded Bal Comwlth Ser E                                 5.50%       8/1/2029           BBB+             250           262,095
                                                                                                                   ---------------
TOTAL                                                                                                                    2,349,892
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
POWER 7.46%

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                               5.00%       7/1/2032            AAA      $    1,500   $     1,549,215

Puerto Rico Elec Pwr Auth Rev
Ser II(11)                                                  5.125%       7/1/2026            AAA           2,925         3,077,275

Puerto Rico Elec Pwr Auth Rev
Ser II                                                       5.25%       7/1/2031             A-           1,000         1,036,070

Puerto Rico Elec Pwr Auth Ser HH(11)                         5.25%       7/1/2029            AAA           1,000         1,046,070
                                                                                                                   ---------------
TOTAL                                                                                                                    6,708,630
                                                                                                                   ---------------

PRE-REFUNDED 28.41%

CT St Hlth & Ed Fac Auth Rev
Auth Rev Sacred Heart Ser C                                  6.50%       7/1/2016           BBB-             725           795,912

CT St Hlth & Ed Fac Auth Rev
Trinity College Ser E(15)                                   5.875%       7/1/2026            AAA           1,090         1,187,991

CT St Ser A                                                 5.625%      4/15/2020            Aa3           1,000         1,150,090

CT St Ser A                                                  6.00%      4/15/2015             AA           1,000         1,169,150

CT St Ser B                                                 5.375%      10/1/2011             AA           1,000         1,047,540

CT St Ser B                                                  5.60%      6/15/2020            Aa3             250           282,942

CT St Ser D                                                 5.125%     11/15/2018            Aa3           1,500         1,674,210

CT St Spl Tax Oblig Rev
Transn Infra Ser A(10)                                       6.00%      12/1/2018            AAA           1,000         1,167,020

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                         9.121%      10/1/2040            Aaa           1,000         1,158,600

New Haven CT(10)                                            5.375%      2/15/2011            AAA           1,500         1,602,300

New Haven CT Ser B(11)                                       6.00%      11/1/2015            AAA             450           524,102

New Haven CT Ser C(11)                                       6.00%      11/1/2019            AAA             665           774,506

Puerto Rico Comwlth                                          6.00%       7/1/2026            AAA           1,000         1,119,970

Puerto Rico Comwlth Pub Impt(11)                            5.125%       7/1/2030            AAA           1,505         1,688,986

Puerto Rico Comwlth Pub Impt Ser A                           5.00%       7/1/2027            AAA           1,170         1,317,572

Puerto Rico Comwlth Pub Impt Ser A(10)                       5.00%       7/1/2032            AAA           4,285         4,825,467

Puerto Rico Elec Pwr Auth Rev Ser X                         6.125%       7/1/2021            Aaa             750           790,380

Puerto Rico Pub Fin Corp
Comwlth Approp E                                             5.50%       8/1/2029           BBB+             750           856,515

University CT Rev Student Fee Ser A(10)                      5.75%     11/15/2020            AAA             205           238,464

University CT Rev Student Fee Ser A                          6.00%     11/15/2021            AA-             390           459,081

University CT Rev Student Fee Ser A(10)                      6.00%     11/15/2025            AAA             500           588,565

University CT Ser A(10)                                     5.625%       3/1/2020            AAA           1,000         1,147,210
                                                                                                                   ---------------
TOTAL                                                                                                                   25,566,573
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY 1.14%

Stamford CT Wtr Poll Ctl
Sys & Fac Rev Ser A                                          5.00%     11/15/2032            AA+      $    1,000   $     1,027,950
                                                                                                                   ---------------

TRANSPORTATION 6.81%

CT St Spl Tax Oblig Rev Rite
PA 1039 R-A RIBs(11)                                        8.822%       1/1/2010            AAA             500           612,480

CT St Spl Tax Oblig Rev Rite
PA 1039 R-B RIBs(11)                                        8.822%       1/1/2010            AAA             785           953,791

CT St Spl Tax Oblig Rev Rite
PA 1039 R-C RIBs(11)                                        8.072%       7/1/2017            AAA           2,250         2,519,055

Puerto Rico Comwlth Hwy &
Trans Auth Rev Ser D(11)                                     5.00%       7/1/2032            AAA           1,000         1,029,670

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser G                                        5.00%       7/1/2033              A           1,000         1,008,380
                                                                                                                   ---------------
TOTAL                                                                                                                    6,123,376
                                                                                                                   ---------------

WATER/SEWER 3.25%

CT St Dev Auth Wtr
Bridgeport AMT(2)(17)                                        6.15%       4/1/2035            AAA             500           541,115

CT St Dev Auth Wtr Fac Rev CT
Wtr Co Ser A AMT(2)                                          5.75%       7/1/2028            AAA             250           250,062

South Cent CT Regl Wtr Auth
16th Ser(2)                                                 5.375%       8/1/2030            AAA           1,000         1,065,250

South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)                                         5.375%       8/1/2025            AAA           1,000         1,070,600
                                                                                                                   ---------------
TOTAL                                                                                                                    2,927,027
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS (Cost $82,627,975)                                                                                88,363,825
                                                                                                                   ===============

                                                                                                          SHARES
                                                                                                           (000)
                                                                                                         -------
SHORT-TERM INVESTMENT 0.33%

MONEY MARKET MUTUAL FUND 0.33%

Dreyfus CT Muni Cash Management (Cost $301,464)                                                              301           301,464
                                                                                                                   ===============
TOTAL INVESTMENTS IN SECURITIES 98.53% (Cost $82,929,439)                                                               88,665,289
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.47%                                                                     1,319,650
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $    89,984,939
                                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
HAWAII TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.77%

EDUCATION 7.39%

HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                                 5.65%      10/1/2016            AAA      $    1,000   $     1,045,670

HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                                 5.70%      10/1/2025            AAA             380           397,541

Univ HI Univ Sys Rev(10)                                    5.125%      7/15/2032            AAA           1,000         1,029,320

Univ HI Univ Sys Rev Ser A(10)                               5.50%      7/15/2029            AAA           2,500         2,674,200
                                                                                                                   ---------------
TOTAL                                                                                                                    5,146,731
                                                                                                                   ---------------

GENERAL OBLIGATION 23.94%

HI Cnty HI Ser A(11)                                         5.00%      7/15/2023            AAA           1,000         1,047,690

HI Cnty HI Ser A(15)                                         5.00%      7/15/2024            AAA           1,000         1,044,770

HI Cnty HI Ser A(15)                                         5.25%      7/15/2023            AAA             595           645,135

HI Cnty HI Ser A(10)                                         5.50%      7/15/2017            AAA           1,045         1,165,405

HI Cnty HI Ser A(10)                                         5.60%       5/1/2013            AAA           1,780         2,053,301

HI Cnty HI Ser A(11)                                        5.625%      5/15/2019            AAA             545           606,427

HI St Ser BZ                                                 6.00%      10/1/2010            AA-             500           581,965

HI St Ser BZ                                                 6.00%      10/1/2012            AA-             500           589,895

HI St Ser CA(10)                                             8.00%       1/1/2013            AAA           2,000         2,620,740

HI St Ser CP(10)                                             5.00%      10/1/2016            AAA             900           966,285

HI St Ser CZ(11)                                             5.25%       7/1/2018            AAA           1,000         1,099,190

Kauai Cnty HI Pub Impt Ser B(15)                             5.25%       8/1/2017            AAA              95           103,121

Kauai Cnty HI Ser A(15)                                      5.50%       8/1/2021            AAA           2,495         2,760,293

Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                               5.375%       7/1/2028             A-           1,330         1,378,133
                                                                                                                   ---------------
TOTAL                                                                                                                   16,662,350
                                                                                                                   ---------------

HEALTHCARE 7.91%

HI St Dept Bdg & Fin Spl Purp
Mtg Rev St Francis Med Ctrs(11)                              6.50%       7/1/2022            AAA           1,200         1,206,600

HI St Dept Bdg & Fin Spl Purp
Rev Kapiolani Hlth                                           6.20%       7/1/2016           BBB+           1,000         1,039,540

HI St Dept Bdg & Fin Spl Purp
Rev Kapiolani Hlth                                           6.25%       7/1/2021           BBB+           2,000         2,058,700

HI St Dept Bdg & Fin Spl Purp
Rev The Queens Hlth Sys Ser B(15)                            5.25%       7/1/2023            AAA           1,000         1,045,210

Puerto Rico Ind Tourist Ed Med
Hosp Mutuo Oblig Grp Ser A(15)                               6.25%       7/1/2024            AAA             150           154,482
                                                                                                                   ---------------
TOTAL                                                                                                                    5,504,532
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
HOUSING 4.46%

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser A AMT(9)                                7.10%       7/1/2024            AAA      $      690   $       690,821

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(9)                                    5.30%       7/1/2028            AAA             850           867,187

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(9)                                    5.45%       7/1/2017            AAA           1,000         1,042,100

Honolulu HI City & Cnty Mtg
Rev Smith Beretania 8A(6)(8)(15)                             5.45%       1/1/2025            Aaa             500           500,710
                                                                                                                   ---------------
TOTAL                                                                                                                    3,100,818
                                                                                                                   ---------------
MISCELLANEOUS 2.31%

HI St Cap Dist
Kapolei St Office Ser A COP(2)                               5.00%       5/1/2018            AAA             475           509,409

HI St Cap Dist St Office COP(15)                             5.50%       5/1/2020            AAA             500           548,885

Puerto Rico Pub Bldg Auth Rev
Unrefunded Bal Govt Facs Ser D                               5.25%       7/1/2036             A-             535           550,371
                                                                                                                   ---------------
TOTAL                                                                                                                    1,608,665
                                                                                                                   ---------------
POWER 5.68%

HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(15)                             6.60%       1/1/2025            AAA           2,500         2,551,525

Puerto Rico Elec Pwr Auth Rev
Ser II(11)                                                  5.125%       7/1/2026            AAA           1,330         1,399,240
                                                                                                                   ---------------
TOTAL                                                                                                                    3,950,765
                                                                                                                   ---------------
PRE-REFUNDED 34.41%

HI St Dept Bdg & Fin Spl Purp
Rev Kaiser Permanente Ser A ETM                              5.15%       3/1/2015            AAA           1,250         1,353,812

HI St Ser CT(11)                                            5.875%       9/1/2019            AAA           1,175         1,360,885

HI St Ser CU(15)                                             5.25%      10/1/2020            AAA           1,700         1,917,192

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev                                       5.80%       7/1/2021             AA           1,000         1,078,920

Honolulu HI City & Cnty Ser A(15)                            5.00%      11/1/2015            AAA             405           439,510

Honolulu HI City & Cnty Ser A(15)                            5.00%      11/1/2015            AAA           1,095         1,144,330

Honolulu HI City & Cnty Ser A(11)                           5.125%       9/1/2021            AAA             600           676,980

Honolulu HI City & Cnty Ser A(10)                            5.50%       9/1/2016            AAA             440           478,861

Honolulu HI City & Cnty Ser A(10)                            5.50%       9/1/2016            AAA               5             5,442

Honolulu HI City & Cnty Ser A(10)                            5.50%       9/1/2016            AAA             555           619,863

Honolulu HI City & Cnty Ser B(10)                            5.00%      11/1/2016            AAA             235           257,226

Honolulu HI City & Cnty Ser B(10)                            5.00%      11/1/2016            AAA             265           290,064

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Honolulu HI City & Cnty Wtr
ETM(10)(17)                                                  6.00%      12/1/2015            AAA      $    1,000   $     1,216,790

Kauai Cnty HI(10)                                           6.125%       8/1/2024            AAA             580           679,180

Maui Cnty HI Ser A(15)                                       5.00%       3/1/2022            AAA             750           785,385

Maui Cnty HI Ser A(15)                                       5.75%       6/1/2016            AAA           1,035         1,112,470

Maui Cnty HI Ser A(10)                                       6.10%       3/1/2020            AAA             500           585,425

Municipal Secs Trust Ctfs Ser

7005 Cl B RIBs ETM+                                         9.121%      10/1/2040            Aaa           1,250         1,448,250

Puerto Rico Comwlth                                          6.00%       7/1/2026            AAA           1,000         1,119,970

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser B                                        6.00%       7/1/2026              A           1,000         1,042,650

Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                                          5.375%      10/1/2024            AAA             300           325,308

Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                                           5.50%      10/1/2032            AAA             200           216,636

Puerto Rico Comwlth
Pub Impt Ser A                                              5.375%       7/1/2028            AAA             670           766,406

Puerto Rico Comwlth Pub Impt Ser A                           5.00%       7/1/2027            AAA             500           563,065

Puerto Rico Ind Med & Envr
Poll Ctrl St. Luke Hosp Ser A                                6.25%       6/1/2010            AAA(b)        1,105         1,171,952

Puerto Rico Pub Bldg Auth Rev
Govt Fac Ser B(2)                                            5.00%       7/1/2027            AAA           1,000         1,093,460

Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser D                                              5.25%       7/1/2036             A-           1,465         1,653,296

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.75%       8/1/2030           BBB+             500           542,205
                                                                                                                   ---------------
TOTAL                                                                                                                   23,945,533
                                                                                                                   ---------------

TRANSPORTATION 10.05%

HI St Hwy Rev(11)                                            5.50%       7/1/2020            AAA           1,100         1,210,418

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2036              A           3,000         3,200,460

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y(14)(15)                            5.50%       7/1/2036            AAA             250           276,193

Puerto Rico Comwlth Hwy
Transn Auth Rev Rites RIBs                                  9.277%       1/1/2010              A(b)        1,000         1,191,800

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser D                                        5.75%       7/1/2041              A           1,000         1,095,900

Puerto Rico Comwlth Hwy
Transn Auth Transn Sub PR Rev                                5.00%       7/1/2022             A-              20            20,543
                                                                                                                   ---------------
TOTAL                                                                                                                    6,995,314
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
HAWAII TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 1.62%

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev(11)                                   5.25%       7/1/2031            AAA      $      100   $       103,664

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev Ser A(10)                             5.00%       7/1/2033            AAA           1,000         1,024,730
                                                                                                                   ---------------
TOTAL                                                                                                                    1,128,394
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS 97.77% (Cost $63,038,754)                                                                         68,043,102
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 2.23%                                                                     1,554,578
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $    69,597,680
                                                                                                                   ===============

SCHEDULE OF INVESTMENTS
MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2004

MUNICIPAL BONDS 98.64%

EDUCATION 15.36%

Bloomington MN Indpt Sch Dist Ser A(11)                     5.125%       2/1/2024            Aaa           1,000         1,048,090

MN St Higher Ed Fac Auth Rev
Hamline Univ Ser 5-B                                         6.00%      10/1/2029           Baa1             500           527,015

MN St Higher Ed Fac Auth Rev
Macalester College Ser 4-J                                   5.55%       3/1/2017            Aa3             260           278,522

MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-A1                                  5.625%      10/1/2016             A2             250           264,515

MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-M                                    5.35%       4/1/2017             A2             250           263,925

Pequot Lakes MN Indpt Sch
Dist No 186(10)                                              5.25%       2/1/2022            AAA           1,550         1,662,685

Prior Lake MN Indpt Sch Dist
No 719 Ser A(10)                                             5.25%       2/1/2023            Aaa           1,470         1,568,255

University MN Ser A                                          5.75%       7/1/2018             AA             250           299,113
                                                                                                                   ---------------
TOTAL                                                                                                                    5,912,120
                                                                                                                   ---------------

GENERAL OBLIGATION 17.76%

Elk River MN Sch Dist(15)                                    5.50%       2/1/2021            Aaa             500           552,665

Lake Superior MN Indpt Sch
Dist No 381 Ser A(11)                                        5.00%       4/1/2023            Aaa             500           523,585

Medford MN Indpt Sch Dist
No 763 Ser A(11)                                             5.50%       2/1/2031            Aaa             500           534,870

Minneapolis MN Ser E                                         5.00%       3/1/2026            AAA             500           510,870

MN St                                                        5.25%       8/1/2014            AAA             265           272,224

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Morris MN Indp Sch Dist No 769 Bldg(15)                      5.00%       2/1/2028            AAA      $    1,000   $     1,021,780

North St Paul Maplewood MN
Indpt Sch Dist No 622                                       5.125%       2/1/2025            AAA             400           408,524

North St Paul Maplewood MN
Indpt Sch Dist No 622 Ser A                                 5.125%       2/1/2020            AAA             100           103,544

Princeton MN Indpt Sch Dist No 477(11)                      5.125%       2/1/2024            Aaa           1,000         1,025,770

Puerto Rico Comwlth
Unrefunded Pub Impt(14)(15)                                  5.00%       7/1/2028            AAA             175           179,459

Ramsey Cnty MN Cap Impt Ser A                                6.25%       2/1/2006            AAA             650           688,402

Ramsey Cnty MN St Aid Str Ser C                              5.00%       2/1/2024            AAA             500           520,685

Virginia MN Ref Gov't Hsg Ser A(15)                          4.50%       2/1/2026            Aaa             500           493,225
                                                                                                                   ---------------
TOTAL                                                                                                                    6,835,603
                                                                                                                   ---------------

HEALTHCARE 10.43%

Bemidji MN Hlthcare Fac North
Country Hlth Svcs(16)                                        5.00%       9/1/2024             AA             500           512,440

Duluth MN Economic Dev
Benedictine Hlth Sys St Marys                                5.25%      2/15/2028             A-           1,000         1,005,810

Duluth MN Economic Dev
Benedictine Hlth Sys St Marys                                5.25%      2/15/2033             A-           1,000         1,002,870

Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)                                            5.30%      9/15/2028              A             400           401,256

Minneapolis MN Hlthcare Sys Rev(15)                          5.00%      5/15/2021            AAA             250           264,390

MN Agric & Econ Dev Bd Rev
Hlthcare Fairview Hosp Ser A(15)                             5.50%     11/15/2017            AAA             220           241,886

Rochester MN Hlthcare Fac Rev(14)(15)                        5.50%     11/15/2027            AAA             500           534,000

St Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(8)(12)                                    5.30%     11/20/2022            AAA              50            52,100
                                                                                                                   ---------------
TOTAL                                                                                                                    4,014,752
                                                                                                                   ---------------

HOUSING 15.28%

Crow Wing Cnty MN Hsg Ser A GTD(15)                          4.90%       1/1/2034            Aaa             490           495,047

Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(13)                                5.85%      10/1/2030            AAA             131           135,104

Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A                                  5.25%       2/1/2028             A3             300           302,607

Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(8)(12)                            6.10%      7/20/2020            Aaa           1,000         1,076,570

Minneapolis MN Multi Fam Rev
Hsg East Phillips AMT(12)                                    5.25%      8/20/2044            Aaa             300           304,230

MN St Hsg Fin Agy Residential
Hsg Fin Ser F AMT                                            5.40%       7/1/2030            AA+           1,475         1,505,739

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT                                                5.85%       7/1/2019            AA+      $       90   $        91,429

MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT                                                6.40%       7/1/2015            AA+              70            71,607

MN St Hsg Fin Agy Sing Fam
Mtg Ser E                                                    5.90%       7/1/2025            AA+             130           132,742

MN St Hsg Fin Agy Sing Fam
Mtg Ser G AMT                                                6.25%       7/1/2026            AA+              45            46,252

Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(10)                                                 5.75%       1/1/2023            Aaa             250           260,983

Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj(2)                              5.60%       2/1/2019            Aaa              80            83,243

St Louis Park MN Multi Fam
Hsg Mtg Cmnty Hsg(8)                                         6.15%      12/1/2016            Aa2             100           103,857

St Paul MN Hsg & Redev Auth
Multi Fam Hsg Rev Selby AMT(8)(12)                           5.50%      9/20/2044            Aaa             750           765,930

St Paul MN Port Auth Hsg
Burlington Apt(12)                                           5.35%       5/1/2031            AAA             500           503,570
                                                                                                                   ---------------
TOTAL                                                                                                                    5,878,910
                                                                                                                   ---------------

LEASE 3.70%

Olmsted Cnty MN Hsg & Redev                                  5.00%       2/1/2023            AAA             275           284,441

Rochester MN Indpt Sch Dist
No 535 COP(11)                                              5.125%       2/1/2020            AAA              85            90,486

St Paul MN Port Auth Lease
Rev Office Bldg                                              5.25%      12/1/2027            AA+           1,000         1,049,270
                                                                                                                   ---------------
TOTAL                                                                                                                    1,424,197
                                                                                                                   ---------------

MISCELLANEOUS 4.13%

Bemidji MN Lease Rev MN
St Bureau Crim Appreh(15)                                    5.80%      12/1/2021            Aaa             460           511,851

Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(15)                                   5.50%       1/1/2032            Aaa             560           587,177

MN St Retirement Sys Bldg Rev                                6.00%       6/1/2030            AAA             250           283,037

St Cloud MN COP                                              5.90%      12/1/2017             A+             200           205,586
                                                                                                                   ---------------
TOTAL                                                                                                                    1,587,651
                                                                                                                   ---------------

POWER 9.50%

Chaska MN Elec Rev Ser A                                     6.00%      10/1/2025             A3             250           267,600

Puerto Rico Elec Pwr Auth Rev
Ser DD(11)                                                   4.50%       7/1/2019            AAA              95            97,703

Rochester MN Elec Util Rev(2)(17)                            5.25%      12/1/2030            AAA           1,000         1,034,980

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
South MN Mun Agy Supply Sys
Rev Ser A(15)                                                5.00%       1/1/2013            AAA      $    1,000   $     1,112,560

Western MN Mun Pwr Agy(15)                                   5.00%       1/1/2026            Aaa             500           514,590

Western MN Mun Pwr Agy Pj Ser A(2)                           5.50%       1/1/2016            Aaa             565           630,156
                                                                                                                   ---------------
TOTAL                                                                                                                    3,657,589
                                                                                                                   ---------------

PRE-REFUNDED 6.54%

Minneapolis & St Paul MN Hsg
Redev Auth Hlthcare Sys Ser A(11)                            5.70%      8/15/2016            AAA             150           158,301

Minneapolis MN Spl Sch Dist
No 001 COP                                                   5.75%       2/1/2015            AAA             100           111,106

Minneapolis MN Spl Sch Dist
No 001 COP                                                   5.75%       2/1/2017            AAA           1,120         1,244,387

MN Pub Fac Auth Wtr
Poll Ctrl Rev Ser A                                          6.25%       3/1/2016            AAA             100           101,965

Puerto Rico Comwlth Pub Impt(14)(15)                         5.00%       7/1/2028            AAA             325           360,350

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.75%       8/1/2030           BBB+             500           542,205
                                                                                                                   ---------------
TOTAL                                                                                                                    2,518,314
                                                                                                                   ---------------

TRANSPORTATION 10.79%

Minneapolis & St Paul MN Met
Comm Arpt Rev Sub Ser C(10)                                  5.25%       1/1/2026            AAA           2,000         2,083,980

Minneapolis & St Paul MN Met
Sub Ser A(15)                                                5.00%       1/1/2023            AAA           1,000         1,045,240

St Paul MN Port Auth Lease
Rev Office Bldg at Robnert St 3-11                           5.00%      12/1/2027            AA+           1,000         1,024,300
                                                                                                                   ---------------
TOTAL                                                                                                                    4,153,520
                                                                                                                   ---------------

WATER/SEWER 5.15%

MN Pub Facs Auth Ser A                                       4.40%       3/1/2024            AAA           2,000         1,981,880
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS 98.64% (Cost $36,372,712)                                                                         37,964,536
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.36%                                                                       523,373
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $    38,487,909
                                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
MISSOURI TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 95.42%

EDUCATION 6.97%

Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev(15)                                  5.85%       3/1/2020            Aaa      $    1,000   $     1,130,550

Kansas Cnty MO Met Cmnty
Colleges Bldg Corp Rev Ref(10)                               5.00%       7/1/2021            Aaa           1,000         1,053,670

Mehville MO Sch Dist No R9
MO Cap Impt COP(11)                                          5.25%       9/1/2013            AAA           1,000         1,129,490

MO St Hlth & Ed Fac Auth Ref
Washington Univ Ser B                                        5.00%       3/1/2030            AA+           1,800         1,832,490

MO St Hlth & Ed Fac Auth
Washington Univ Ser A                                        4.75%     11/15/2037            AA+           2,050         2,032,985

MO St Hlth & Ed Fac Auth
Webster Univ(15)                                             5.25%       4/1/2021            Aaa           2,000         2,144,000

University MO Univ Rev
Ref Sys Facs Ser B(14)(15)                                   5.00%      11/1/2027            AAA           1,500         1,538,550
                                                                                                                   ---------------
TOTAL                                                                                                                   10,861,735
                                                                                                                   ---------------

GENERAL OBLIGATION 21.69%

Belton MO Sch Dist No 124 MO
Direct Deposit Prog(11)                                      6.00%       3/1/2020            AAA           1,770         2,022,650

Franklin Cnty MO Reorg Sch
Dist No. R-XV                                                6.00%       3/1/2020            AA+             390           444,627

Hazelwood MO Sch Dist Impt MO
Direct Deposit PG                                            5.25%       3/1/2020            AA+             630           693,277

Missouri St Ref State Wtr
Pollution Ctl-A                                              5.00%       8/1/2007            AAA           5,000         5,408,050

Puerto Rico Comwlth Pub Impt
Pub Impt Ser A(14)(15)                                       5.50%       7/1/2029            AAA           1,000         1,156,450

Puerto Rico Comwlth Pub Impt
Pub Impt Ser B(10)                                           5.50%       7/1/2011            AAA           3,985         4,591,198

Puerto Rico Comwlth Pub Impt Ref(10)                         5.50%       7/1/2013            AAA           2,285         2,661,934

Puerto Rico Comwlth Pub Impt
Ref Pub Impt Ser C(11)                                       5.00%       7/1/2021            AAA           3,000         3,259,290

Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                               5.125%       7/1/2031             A-           2,385         2,423,518

Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(2)                                      5.25%       8/1/2030            AAA           1,500         1,673,310

Springfield MO Sch Dist No R12
Direct Deposit Prog                                          5.85%       3/1/2020            AA+             500           565,275

St Louis MO Gen Fd Rev Tax &
Rev Antic Nts                                                3.00%      6/28/2005           MIG1           2,500         2,523,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
St Louis Cnty MO Pkwy Sch Ser A                              5.00%       3/1/2024            AA+      $    3,320   $     3,477,169

St Louis Cnty MO Sch Dist
No R-8 Lindbergh(15)                                  Zero Coupon        3/1/2018            AAA           2,080         1,168,211

St Louis MO Pub Safety(10)                                  5.125%      2/15/2018            AAA             270           291,873

University City MO Sch Dist(15)                             10.00%      2/15/2008            AAA           1,175         1,454,321
                                                                                                                   ---------------
TOTAL                                                                                                                   33,814,528
                                                                                                                   ---------------

HEALTHCARE 9.83%

Cape Girardeau Cnty MO Ind
Dev Auth Hlth Care Facs Rev                                  5.75%       6/1/2032             A-(c)        1,600         1,643,680

Hannibal MO Ind Dev Auth Hlth
Fac Rev Regl Hosp Ser A(11)                                 5.625%       3/1/2012            AAA           2,170         2,308,077

MO St Hlth & Ed Fac
Auth BJC Hlth                                                5.25%      5/15/2032             AA           5,000         5,125,000

MO St Hlth & Ed Fac Auth Rev(2)                              5.25%       6/1/2028            AAA           5,000         5,184,550

MO St Hlth & Ed Fac Auth
Rites PA 1049 RIBs(2)                                       15.13%       6/1/2010            AAA(b)          855         1,073,726
                                                                                                                   ---------------
TOTAL                                                                                                                   15,335,033
                                                                                                                   ---------------

HOUSING 4.33%

MO St Dev Fin Brd Multi Fam
Rev Quality Hill Pj Ser A(16)                                5.60%      9/15/2028            AA            2,115         2,158,400

MO St Dev Fin Brd Solid Waste
Disp Rev P & G Paper Pj AMT                                  5.20%      3/15/2029            AA-           1,000         1,054,200

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg AMT(8)(12)(18)                                  6.22%       3/1/2026            AAA           1,860         1,905,905

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Rev AMT(13)                                    5.375%       9/1/2022            AAA           1,245         1,279,349

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(13)                              Zero Coupon        3/1/2029            AAA           1,355           350,335
                                                                                                                   ---------------
TOTAL                                                                                                                    6,748,189
                                                                                                                   ---------------

LEASE 6.57%

Gladstone MO Ser A COP(2)                                    5.35%      6/15/2016            Aaa           1,095         1,198,116

Grandview MO COP(10)                                         5.00%       1/1/2027            Aaa           1,700         1,749,606

Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(10)                                    5.00%       2/1/2012            Aaa           1,090         1,211,110

MO St Regl Convtn & Sports
Complex Auth Ref Convtn(2)                                   5.25%      8/15/2016            AAA           2,405         2,701,729

MO Dev Fin Brd Cultural Facs
Nelson Gallery Fndtn Ser A(15)                               5.00%      12/1/2030            AAA           3,300         3,379,497
                                                                                                                   ---------------
TOTAL                                                                                                                   10,240,058
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 13.34%

BI State Dev Agy MO Met Dist
Metrolink Cross Cnty Pj B(11)                                5.00%      10/1/2032            AAA      $    2,500   $     2,559,975

Kansas City MO Muni Assistance
Corp Rev Leasehold Ser 2001A(2)                              5.00%       3/1/2019            AAA           1,500         1,598,235

Kansas City MO Muni
Assistance Corp Rev Ser A                                   5.125%       3/1/2019             A2           1,100         1,163,756

Kansas City MO Muni
Assistance Leasehold Bartle(15)                              5.00%      4/15/2020            AAA           1,500         1,540,395

MO Dev Fin Brd Cultural Facs
Nelson Gallery(15)                                           5.25%      12/1/2013            AAA           2,305         2,586,164

MO St Bonne Terre
Prison Pj Ser A COP(2)                                       5.15%       6/1/2018            AAA           1,015         1,101,153

MO St Dev Fin Brd Infra Fac
Rev Hartman Hrtge Ctr Ser A(2)                              5.875%       4/1/2020            Aaa           1,000         1,119,450

Puerto Rico Comwlth Hwy Ser G                                5.00%       7/1/2042             A            2,000         2,002,660

Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser I GTD                                          5.25%       7/1/2033             A-           2,500         2,586,500

Puerto Rico Pub Bldg Auth Rev
Ref Govt Facs Ser C GTD                                      5.75%       7/1/2018             A-           1,000         1,163,910

St Louis MO Mun Fin Corp
Lease Carnahan Courthouse-Ser A(10)                         5.125%      2/15/2027            Aaa           1,500         1,551,465

St Louis MO Mun Fin Corp
Lease Impt City Justice Ctr Ser A(2)                         6.00%      2/15/2020            Aaa             760           872,070

St Louis MO Ind Dev Auth Rev
Convtn Ctr Hotel(2)                                   Zero Coupon       7/15/2020            AAA           2,000           953,580
                                                                                                                   ---------------
TOTAL                                                                                                                   20,799,313
                                                                                                                   ---------------

POWER 1.72%

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                  5.125%       7/1/2029             A-           1,500         1,544,070

Puerto Rico Elec Pwr Auth
Ref Ser KK(11)                                               5.25%       7/1/2012            AAA           1,000         1,138,760
                                                                                                                   ---------------
TOTAL                                                                                                                    2,682,830
                                                                                                                   ---------------

PRE-REFUNDED 14.75%
Boone Cnty MO Reorg Sch Dist No R-6                          6.00%       3/1/2020            AA+             500           567,910

Kansas City MO Indl Dev Auth
Ewing Marion Kauffman                                        5.70%       4/1/2027            AAA           2,200         2,398,924

MO Sch Brds Assoc Lease
Partn NIXA Reorg Sch Dist R-2(16)                            5.40%       3/1/2020             AA             850           951,074

MO St Envr Impt & Enrg St
Revolving FD-D                                               5.90%       1/1/2019            Aaa           1,860         1,972,567

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MO St Envr Impt & Enrg St
Revolving FD-E                                              5.625%       7/1/2016            Aaa      $      630   $       683,953

MO St Hlth & Ed Fac Auth
Washington Univ Ser A                                        6.00%       3/1/2030            Aaa             850           988,669

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM+                                     9.121%      10/1/2040            Aaa           3,050         3,533,730

Puerto Rico Comwlth Pub Impt Ser A                          5.125%       7/1/2031            AAA           1,210         1,365,776

Puerto Rico Comwlth Ser A ETM                                5.50%      10/1/2040            AAA           2,700         2,914,110

St Louis MO Mun Fin Corp
Lease Rev City Justice Ctr Ser A(2)                          6.00%      2/15/2019            AAA           3,500         3,767,995

St Louis Cnty MO Pattonville
No R-3 Sch Dist(10)                                          6.00%       3/1/2019            AAA             845           982,853

St Louis MO Pkg Fac Rev ETM(15)                             5.375%     12/15/2021            AAA              10            10,599

St Louis MO Sch Dist(10)                                     6.00%       4/1/2012            AAA             645           646,909

University MO Univ Rev Sys Facs                              5.80%      11/1/2027             AA           1,975         2,205,404
                                                                                                                   ---------------
TOTAL                                                                                                                   22,990,473
                                                                                                                   ---------------

RESOURCE RECOVERY 1.69%

MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B                                7.20%       7/1/2016            Aaa           1,085         1,114,067

MO St Envr Impt & Enrg
Unrefunded Bal St Revolving D                               5.625%       7/1/2016            Aaa             220           235,404

MO St Envr Impt & Enrg
Unrefunded Bal St Revolving E                                5.90%       1/1/2019            Aaa             240           253,699

St Louis MO Ind Dev Auth
Anheuser-Busch Pj AMT                                       5.875%      11/1/2026             A+           1,005         1,030,005
                                                                                                                   ---------------
TOTAL                                                                                                                    2,633,175
                                                                                                                   ---------------

TRANSPORTATION 9.98%

Columbia MO Spl Oblig Cap Impt                               5.50%       2/1/2016            AA-             330           344,721

MO St Hwy & Trans Comm
St Rd Rev Ser A                                              5.00%       2/1/2022             AA           1,970         2,067,082

MO St Hwy & Trans Comm
St Rd Rev Ser A                                              5.25%       2/1/2020             AA           1,830         1,985,275

Puerto Rico Comwlth Hwy Ser G(10)                            5.25%       7/1/2014            AAA           2,500         2,842,950

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2036              A(b)          500           533,410

Puerto Rico Comwlth Hwy
Transn Auth Rev Rites RIBs                                  9.277%       1/1/2010              A(b)        2,500         2,979,500

St Louis MO Arpt Rev Airport
Dev Prog Ser A(15)                                           5.25%       7/1/2031            AAA           2,000         2,075,620

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
MISSOURI TAX-FREE FUND September 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
St Louis MO Arpt Rev Airport Ser A(15)                      5.125%       7/1/2022            AAA      $    2,000   $     2,094,320

St Louis MO Arpt Rev Lambert
Int'l Ser B AMT(10)                                          5.25%       7/1/2027            AAA             625           638,869
                                                                                                                   ---------------
TOTAL                                                                                                                   15,561,747
                                                                                                                   ---------------

WATER/SEWER 4.55%

Metropolitan St Louis MO Swr
Dist Wastewtr Sys Rev Ser A(15)                              5.00%       5/1/2034            AAA           3,900         3,995,277

St Charles Cnty MO Pub Wtr
Supply Dist No 2 COP(15)                                    5.125%      12/1/2027            Aaa           3,000         3,100,470
                                                                                                                   ---------------
TOTAL                                                                                                                    7,095,747
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS 95.42% (Cost $141,120,966)                                                                       148,762,828
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 4.58%                                                                     7,143,378
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $   155,906,206
                                                                                                                   ===============

SCHEDULE OF INVESTMENTS
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2004

MUNICIPAL BONDS 98.92%

EDUCATION 15.89%

Higher Ed Stud Assist Auth
NJ Stud Loan Rev Ser A AMT(15)                               6.15%       6/1/2019            AAA             735           743,753

NJ St Ed Fac Auth Rev Princeton Ser H                        5.25%       7/1/2022            AAA           2,560         2,753,741

NJ St Ed Fac Auth Rev Princeton Ser H                        5.25%       7/1/2026            AAA           2,350         2,476,971

NJ St Ed Fac Auth Rev Princeton Ser H                       5.375%       7/1/2024            AAA           2,550         2,733,447

NJ St Ed Fac Auth Rev Rowan
Univ Ser C(10)                                               5.25%       7/1/2009            AAA           1,215         1,352,477

NJ St Ed Fac Auth Rev
William Paterson Ser E(19)                                   5.00%       7/1/2027            AAA           2,500         2,574,175

NJ St Ed Facs Auth Rev Kean
Univ Ser D(10)                                               5.00%       7/1/2033            AAA           2,500         2,571,125

NJ St Ed Facs Auth Rev
Princeton Theological Seminary                               5.00%       7/1/2026            AAA           2,500         2,592,975

NJ St Ed Facs Auth Rev Ser I Rowan(10)                      5.125%       7/1/2030            AAA           2,650         2,752,873

Rutgers St Univ NJ COP(2)                                    5.00%       1/1/2024            AAA             800           837,304

Rutgers St Univ NJ Ser A                                     5.20%       5/1/2027             AA             750           772,080
                                                                                                                   ---------------
TOTAL                                                                                                                   22,160,921
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 16.03%

Chathams Dist NJ Brd Ed(15)                                  5.00%      1/15/2019            Aaa      $    1,020   $     1,081,883

Chathams Dist NJ Brd Ed(15)                                 5.125%      1/15/2024            Aaa             595           623,048

Chathams Dist NJ Brd Ed(15)                                  5.25%      1/15/2026            Aaa           1,500         1,583,490

Millburn Twp NJ Sch Dist                                     5.35%      7/15/2018            Aa1           1,050         1,229,424

Millburn Twp NJ Sch Dist                                     5.35%      7/15/2019            Aa1             250           293,805

Montville Twp NJ Fire Dist No 23                             5.25%      7/15/2016             A2             410           455,375

Morristown NJ(11)                                            6.50%       8/1/2019            AAA           3,440         3,636,390

NJ St Var Purp Ref Ser J(14)(15)                             5.00%      7/15/2009            AAA           2,200         2,424,268

Ocean Cnty NJ Gen Impt                                      5.125%       9/1/2020            Aa1           1,800         1,932,534

Passaic Cnty NJ Ref(15)                                      5.00%       9/1/2008            Aaa           2,000         2,195,840

Pohatcong Twp NJ Sch Dist(11)                                5.25%      7/15/2026            AAA           1,335         1,476,924

Puerto Rico Comwlth Pub Impt(5)(11)                          4.50%       7/1/2023            AAA           1,000         1,013,060

Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                               5.125%       7/1/2031             A-           1,220         1,239,703

Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(2)                                      5.25%#      8/1/2030            AAA           1,000         1,115,540

Washington Twp NJ Brd Ed(10)                                 5.00%       1/1/2027            Aaa           2,000         2,059,820
                                                                                                                   ---------------
TOTAL                                                                                                                   22,361,104
                                                                                                                   ---------------

HEALTHCARE 9.52%

NJ Econ Dev Auth Rev Masonic
Charity Fndtn Pj                                             6.00%       6/1/2025             A+           1,000         1,110,030

NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp(11)                                             6.25%       7/1/2012            AAA           1,370         1,405,606

NJ Hlthcare Fac Fin Auth Rev
Mtg Englewood Hosp(8)(15)                                    5.25%       8/1/2013            AAA           1,445         1,622,966

NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                                5.75%       7/1/2031             A+           3,500         3,742,550

NJ Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(8)                                 6.50%       2/1/2022            AAA             765           768,672

NJ Hlthcare Facs Cap Hlth
Sys Oblig Grp Ser A                                         5.375%       7/1/2033           Baa1           2,000         2,021,360

Puerto Rico Ind Tourist Ed
Envr Ctrl Fac Hosp Ser A                                    6.125%     11/15/2025             AA             415           465,871

Puerto Rico Ind Tourist Ed &
Envr Ctrl Fac Hosp Ser A                                    6.125%     11/15/2030             AA           1,000         1,116,810

Puerto Rico Ind Tourist Ed
Mutuo Oblig Grp Ser A(15)                                    6.25%       7/1/2024            AAA           1,000         1,029,880
                                                                                                                   ---------------
TOTAL                                                                                                                   13,283,745
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
HOUSING 0.12%

Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(12)                                   6.50%       3/1/2025            AAA      $      165   $       168,995
                                                                                                                   ---------------

INDUSTRIAL 5.56%

NJ Eco Dev Auth Amer
Wtr Co Inc Ser B AMT(10)                                    5.375%       5/1/2032            AAA           5,000         5,175,950

NJ Eco Dev Auth
Middlesex Wtr Co Pj AMT(15)                                  5.35%       2/1/2038            AAA           2,500         2,576,750
                                                                                                                   ---------------
TOTAL                                                                                                                    7,752,700
                                                                                                                   ---------------

LEASE 1.47%

Rutgers St Univ NJ COP(2)                                    5.00%       1/1/2038            AAA           2,000         2,044,400
                                                                                                                   ---------------
MISCELLANEOUS 7.61%

Carteret NJ Brd Ed COP(15)                                   5.75%      1/15/2030            Aaa              80            88,007

Carteret NJ Brd Ed COP(15)                                   6.00%      1/15/2024            Aaa             430           491,202

Casino Reinvestment Dev Ath
NJ Ser A(11)                                                 5.25%      10/1/2015            AAA             100           107,932

Hudson Cnty NJ Impt Auth
Hudson Regl Fire/Rescue Ser A(2)                            5.625%       9/1/2019            Aaa             100           111,155

Middlesex Cnty NJ Impt Auth
Cnty Gtd Open Space Tr Fd GTD                                5.25%      9/15/2022            AAA           1,910         2,087,993

Monmouth Cnty NJ Impt Auth
Rev Unrefunded Bal Govtl Ln(15)                              6.40%      12/1/2009            AAA             195           200,321

New Jersey Eco Dev Auth Rev
Motor Vehicle Sur Rev Ser A(15)                              5.00%       7/1/2034            AAA           1,085         1,118,689

New Jersey Eco Dev Auth Rev
Mun Rehab(2)                                                 5.00%       4/1/2028            AAA           1,130         1,165,471

NJ Envr Infra Ser 2004 A                                     5.25%       9/1/2020            AAA           2,000         2,159,240

North Bergen Twp NJ Brd Ed COP(11)                          6.125%     12/15/2022            Aaa           1,185         1,388,761

Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser I GTD                                          5.25%       7/1/2033             A-           1,250         1,293,250

Rahway NJ COP(15)                                           5.625%      2/15/2020            Aaa             365           405,628
                                                                                                                   ---------------
TOTAL                                                                                                                   10,617,649
                                                                                                                   ---------------

POWER 4.46%

Brick Twp NJ Mun Util Auth(10)                               5.00%      12/1/2025            Aaa           2,000         2,085,560

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                               5.00%       7/1/2032            AAA           3,000         3,098,430

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                  5.125%       7/1/2029             A-           1,000         1,029,380
                                                                                                                   ---------------
TOTAL                                                                                                                    6,213,370
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
PRE-REFUNDED 19.97%

Cape May Cnty NJ Ind Poll
Ctrl Fin Auth Rev Atlan City Ser B(15)                       7.00%      11/1/2029            AAA      $      500   $       512,090

Essex Cnty NJ Impt Auth Rev
Orange Mun Util & Lease(15)                                  6.80%       7/1/2014            AAA           1,710         1,809,847

LaFayette Yard NJ Cmnty Dev GTD(15)                         5.625%       4/1/2021            Aaa             200           229,838

Monmouth Cnty NJ Impt Auth
Rev Govtl Ln(15)                                             6.40%      12/1/2009            AAA             880           904,710

Mun Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                         9.121%      10/1/2040            Aaa           1,000         1,158,600

New Jersey St Hwy Auth Garden
St Pkwy Gen Rev(10)                                          5.75%       1/1/2015            AAA             200           229,860

NJ Bldg Auth St Bldg Rev                                    5.375%      6/15/2019             A+             450           503,563

NJ Bldg Auth St Bldg Ser A(11)                               5.25%     12/15/2019            AAA           1,000         1,140,500

NJ St                                                        5.50%      7/15/2011            AA-           2,960         3,186,529

NJ St Ed Fac Auth Rev Princeton Ser B                       5.125%       7/1/2019            AAA             355           394,540

NJ St Ed Fac Auth Rev Princeton Ser H                        5.25%       7/1/2017            AAA             700           785,967

NJ St Transn Tr Fd Auth Transn Sys Ser B                     6.00%      6/15/2019            AAA           6,500         7,546,695

NJ St Transn Tr Fd Transn Sys B(15)                          6.00%     12/15/2014            AAA           1,000         1,183,550

Pohatcong Twp NJ Sch Dist(11)                                5.95%      7/15/2023            AAA             650           709,559

Pohatcong Twp NJ Sch Dist(11)                                5.95%      7/15/2026            AAA             250           272,908

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser B                                        6.00%       7/1/2026              A           1,000         1,042,650

Puerto Rico Comwlth Hwy
Transn Auth Ser B(14)(15)                                    6.00%       7/1/2026            AAA           3,015         3,144,736

Puerto Rico Comwlth
Pub Impt Ser A                                              5.125%       7/1/2031            AAA             620           699,819

Puerto Rico Comwlth Rites PA 650 RIBs                       9.964%       7/1/2029             A-             750           812,835

South Brunswick Twp NJ(10)                                  5.625%      12/1/2023            AAA              45            51,317

Summit NJ                                                    5.70%       6/1/2020            AAA             325           368,745

Trenton NJ Pkg Auth Pkg Rev GTD(10)                          6.00%       4/1/2017            Aaa           1,000         1,159,560
                                                                                                                   ---------------
TOTAL                                                                                                                   27,848,418
                                                                                                                   ---------------

TRANSPORTATION 17.39%

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(11)                                5.10%       1/1/2021            AAA           1,435         1,544,491

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(11)                                5.20%       1/1/2025            AAA           1,700         1,798,532

Delaware River Port Auth PA & NJ Rev(10)                     5.50%       1/1/2026            AAA           1,000         1,063,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
New Jersey St Tpk Auth Rev Ser A                             5.50%       1/1/2027              A      $    3,000   $     3,172,800

New Jersey St Tpk Auth Rev Ser A(15)                         5.50%       1/1/2030            AAA           1,500         1,608,960

Port Auth NY & NJ(11)                                        5.00%      4/15/2032            AAA           4,725         4,851,063

Port Auth NY & NJ Cons 109th Ser                            5.375%      1/15/2032            AA-             500           518,585

Port Auth NY & NJ Cons 119th Ser AMT(10)                     5.50%      9/15/2019            AAA             150           158,620

Port Auth NY & NJ Cons 125th Ser(11)                         5.00%     10/15/2027            AAA           5,000         5,176,250

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2036              A             500           533,410

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                                  9.277%       1/1/2010              A(b)        2,750         3,277,450

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(5)(11)                            9.94%       7/1/2026            Aaa             500           543,030
                                                                                                                   ---------------
TOTAL                                                                                                                   24,246,441
                                                                                                                   ---------------

WATER/SEWER 0.90%

North Hudson Swr Auth NJ Rev Ser C(15)                       5.00%       8/1/2022            Aaa           1,025         1,070,049

Ocean Twp NJ Swr Auth Ref Ser B(10)                          5.25%      12/1/2011            Aaa             170           191,891
                                                                                                                   ---------------
TOTAL                                                                                                                    1,261,940
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS (Cost $129,213,436)                                                                              137,959,683
                                                                                                                   ===============

                                                                                                          SHARES
                                                                                                           (000)
                                                                                                         -------
SHORT-TERM INVESTMENT 0.22%

MONEY MARKET MUTUAL FUND 0.22%

DREYFUS NJ MUNI CASH MANAGEMENT (Cost $302,963)                                                              303           302,963
                                                                                                                   ===============
TOTAL INVESTMENTS IN SECURITIES 99.14% (Cost $129,516,399)                                                             138,262,646
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.86%                                                                     1,199,202
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $   139,461,848
                                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.28%

EDUCATION 9.04%

Hempstead Town NY Ind Dev Agy
Civic Fac Rev Hofstra Univ Pj(15)                            5.80%       7/1/2015            AAA      $      750   $       812,527

New York NY City Ind Dev Agy
NY Institute of Tech(15)                                     5.25%       3/1/2023            AAA             100           107,294

NY St Dorm Auth Lease
Rev Court Fac                                         Zero Coupon        8/1/2021            AA+           3,600         1,697,292

NY St Dorm Auth Rev 4201
Schools Program                                              6.25%       7/1/2020            AA-           1,685         1,960,649

NY St Dorm Auth Rev Colgate Univ(15)                         6.00%       7/1/2016            AAA           1,000         1,215,200

NY St Dorm Auth Rev New York
Univ Ser A(2)                                                5.75%       7/1/2015            AAA           2,000         2,376,140

NY St Dorm Auth Rev
New York Univ A(10)                                          5.00%       7/1/2034            AAA           3,125         3,199,813

NY St Dorm Auth Rev
Pace Univ(15)                                                6.00%       7/1/2029            AAA           1,610         1,818,173

NY St Dorm Auth Rev
Pratt Institute(16)                                          6.00%       7/1/2024             AA           1,000         1,113,100

NY St Dorm Auth Rev
Pratt Institute(16)                                          6.00%       7/1/2028             AA           2,000         2,205,040

NY St Dorm Auth Rev Sp
Act Sch Dist Pj(15)                                          6.00%       7/1/2016            AAA           1,400         1,470,224

NY St Dorm Auth Rev Upstate
Cmnty Colleges                                              5.125%       7/1/2021            AA-           1,000         1,066,660

NY St Dorm Auth Rev Upstate
Cmnty Colleges                                              5.125%       7/1/2022            AA-           1,000         1,059,300

NY St Dorm Auth Rev Upstate
Cmnty Colleges Ser A(11)                                     6.00%       7/1/2015            AAA             300           346,545

Rensselaer Cnty NY Ind Dev
Polytech Inst Ser B(2)(17)                                   5.50%       8/1/2022            AAA             200           218,544

Schenectady NY Ind Dev Agy
Civic Fac Rev Union College(2)                              5.625%       7/1/2031            Aaa           1,500         1,640,400

St Lawrence Cnty NY Ind Civic
Fac Rev Clarkson Univ Pj                                    5.125%       7/1/2021             A3             250           260,810
                                                                                                                   ---------------
TOTAL                                                                                                                   22,567,711
                                                                                                                   ---------------

GENERAL OBLIGATION 12.21%

Erie Cnty NY Indl Dev Agy Sch
Fac Rev City of Buffalo Pj(11)                               5.75%       5/1/2023            AAA           1,250         1,408,175

New York NY                                                  5.25%      8/15/2026              A           2,500         2,615,400

New York NY                                                 5.625%      3/15/2020              A           1,000         1,092,940

New York NY Ref Ser B                                        5.75%       8/1/2016              A           1,000         1,123,630

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
New York NY Ser C(11)                                        5.75%      3/15/2027            AAA      $    5,000   $     5,531,300

New York NY Ser E                                            5.25%       8/1/2014              A           1,000         1,106,980

New York NY Ser J                                            5.50%       6/1/2022              A           5,095         5,525,018

New York City Transitional Fin
Auth Future Tax Secd Ser D(15)                               5.00%       2/1/2022            AAA           5,000         5,271,000

Puerto Rico Comwlth Pub Impt                                 5.25%       7/1/2018             A-           2,000         2,224,040

Puerto Rico Comwlth Pub Impt
Pub Impt Ser A                                               5.25%       7/1/2024             A-           1,500         1,573,800

Puerto Rico Comwlth Pub Impt Ser A(d)                        5.00%       7/1/2034             A-           1,250         1,261,425

Puerto Rico Comwlth Pub Impt
Unrefunded Pub Impt(14)(15)                                  5.00%       7/1/2028            AAA             605           620,416

Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                               5.375%       7/1/2028             A-           1,090         1,129,447
                                                                                                                   ---------------
TOTAL                                                                                                                   30,483,571
                                                                                                                   ---------------

HEALTHCARE 5.87%

Cortland Cnty NY Ind Dev Agcy
Cortland Mem Hosp Pj(16)                                    5.625%       7/1/2024             AA           1,750         1,893,307

New York NY City Hlth & Hosp
Corp Rev Hlth Sys Ser A(2)                                   5.25%      2/15/2022            AAA           3,000         3,215,640

New York NY City Ind Dev Agcy
Rev Harbor House Pj A(12)                                   5.875%      5/20/2044            AA+             610           677,930

NY St Dorm Auth Rev Insd NY
St Rehab Assn Ser A(2)                                       5.50%       7/1/2016            AAA             935         1,053,306

NY St Dorm Auth Rev Lenox
Hill Hosp Oblig Group                                       5.375%       7/1/2020             A3           1,000         1,048,580

NY St Dorm Auth Rev Mental
Hlth Svc Fac(14)(15)                                         6.00%      8/15/2012            AAA           1,460         1,720,960

NY St Dorm Auth Rev Mtg
Nursing Home A(8)(15)                                        5.40%       2/1/2031            AAA             300           313,464

NY St Dorm Auth Rev Mtg
Nursing Home A(8)(15)                                        5.50%       8/1/2030            AAA           1,000         1,064,180

NY St Dorm Auth Rev Mtg
Nursing Home A(8)(15)                                        5.50%       8/1/2038            AAA           1,000         1,063,120

NY St Dorm Auth Rev Ref NY St
Dept of Hlth                                                 5.25%       7/1/2023            AA-           1,000         1,052,090

NY St Dorm Auth Rev
Unrefunded Mental D(14)(15)                                  6.00%      8/15/2021            AAA             150           164,971

NY St Dorm Auth Rev
Unrefunded Mental Hlth Svcs(15)                              6.00%      2/15/2025            AAA             115           128,164

NY St Dorm Auth Rev
Unrefunded Mental Hlth Svcs B(15)                            6.00%      2/15/2030            AAA             115           127,220

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
NY St Dorm Auth Rev Utd
Cerebral Palsy Aff No 1-A(2)                                 5.75%       7/1/2018            AAA      $    1,000   $     1,144,330
                                                                                                                   ---------------
TOTAL                                                                                                                   14,667,262
                                                                                                                   ---------------

HOUSING 3.61%

New York City Hsg Dev Corp.
Multi Fam Hsg Rev Ser A AMT                                  5.50%      11/1/2034             AA           1,500         1,545,780

New York City Hsg Dev Corp.
Ser B-2 AMT                                                  5.30%       5/1/2036             AA           2,000         2,063,560

NY St Dorm Auth Lease
Rev Court Fac                                         Zero Coupon        8/1/2022            AA+             260           115,401

NY St Dorm Auth Lease Rev
Court Facs Ser A                                             5.50%      5/15/2020              A           1,180         1,290,720

NY St Dorm Auth Rev Insd
Jewish Brd Fam & Children(2)                                 5.00%       7/1/2023            AAA             500           523,755

NY St Dorm Auth Rev Ref Dept of Hlth                         5.00%       7/1/2022            AA-           1,000         1,041,410

NY St Dorm Auth Rev Ref Dept of Hlth                         5.00%       7/1/2023            AA-           1,000         1,035,020

NY St Dorm Auth Rev Upstate
Cmnty Colleges Ser B                                         5.25%       7/1/2021            AA-           1,000         1,076,520

NY St Mtg Agy Rev Hmownr Mtg Ser 70                          5.40%       4/1/2022            Aa1              70            72,008

NY St Mtg Agy Rev Hmownr
Mtg Ser 111 AMT(15)                                          4.55%       4/1/2023            AAA             250           249,380
                                                                                                                   ---------------
TOTAL                                                                                                                    9,013,554
                                                                                                                   ---------------

INDUSTRIAL 1.35%

Broome Cnty NY Indl Dev Agy
Univ Plaza Phase II Pj Ser B(1)                              5.10%       8/1/2036              A             500           501,115

Broome Cnty NY Indl Dev Agy
Univ Plaza Phase III C(1)                                    4.75%       8/1/2025              A             500           485,165

New York NY City Indl Dev Agy
United Jewish Appeal Fed Pj A                                5.00%       7/1/2027            Aa2           1,250         1,289,800

NY Ind Dev Agy Pkg Royal
Charter Properties Inc(11)                                   5.75%     12/15/2029            AAA           1,000         1,102,910
                                                                                                                   ---------------
TOTAL                                                                                                                    3,378,990
                                                                                                                   ---------------

LEASE 1.93%

NY St Urban Dev Corp Rev St Fac                              5.70%       4/1/2020            AA-           4,150         4,832,882
                                                                                                                   ---------------
MISCELLANEOUS 2.63%

Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)                               5.20%       8/1/2030              A             750           759,150

Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)                               5.20%       8/1/2036              A           1,000         1,009,890

New York City Transitional
Fin Auth Rev Ser A                                           5.00%     11/15/2026            AA+             730           750,542

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
New York NY City Tr Cultr Res
Rev Museum of American Art(1)                                6.00%       7/1/2022              A      $      500   $       532,260

New York NY City Transitional Fin
Auth Unrefunded Bal Fut Tax                                  5.50%       5/1/2025            AA+             550           590,882

Puerto Rico Pub Bldg Auth Rev
Govt Fac GTD                                                 5.00%       7/1/2026             A-           2,000         2,031,920

Puerto Rico Pub Bldg Auth Rev
Unrefunded Bal Govt Facs Ser D                               5.25%       7/1/2027             A-             265           275,216

Puerto Rico Pub Fin Corp
Unrefunded Bal Comwlth Ser E                                 5.50%       8/1/2029           BBB+             585           613,302
                                                                                                                   ---------------
TOTAL                                                                                                                    6,563,162
                                                                                                                   ---------------

POWER 5.88%

NY St Enrg Res & Dev Auth Fac
Rev Con Edison Inc Ser A AMT(14)(15)                        7.125%      12/1/2029            AAA           2,500         2,570,600

NY St Enrg Res & Dev Auth Gas
Fac Rev Bklyn Ser B RIBs AMT                               12.048%       7/1/2026             A+           4,000         4,699,080

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                               5.00%       7/1/2032            AAA           1,500         1,549,215

Puerto Rico Elec Pwr Auth Ref Ser PP(10)                     5.00%       7/1/2025            AAA           2,000         2,105,420

Puerto Rico Elec Pwr Auth Rev Ser II                         5.25%       7/1/2031             A-           3,625         3,755,754
                                                                                                                   ---------------
TOTAL                                                                                                                   14,680,069
                                                                                                                   ---------------

PRE-REFUNDED 37.88%

Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(10)                                 6.375%      12/1/2017            AAA             650           771,953

Bethlehem NY AMT(15)                                         7.20%       3/1/2022            AAA           1,080         1,123,643

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(10)                                   6.00%       7/1/2016            AAA           2,000         2,270,500

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(10)                                   6.00%       7/1/2021            AAA           5,000         5,464,700

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(10)                                   6.10%       7/1/2026            AAA           2,000         2,189,300

Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(10)                                   4.75%       4/1/2028            AAA           2,500         2,766,200

Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(10)                                   6.00%       4/1/2030            AAA           3,800         4,416,816

Metropolitan Transn Auth NY
Svc Cntrct Trans Fac Ser O ETM                               5.75%       7/1/2008            AAA           1,000         1,126,330

Metropolitan Transn Auth NY
Tran Fac Rev Svc Cntrct Ser R                                5.50%       7/1/2017            AAA           1,000         1,170,850

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM+                                     9.121%      10/1/2040            Aaa           2,000         2,317,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
New York City Muni Wtr Fin
Unrefunded Balance Ser B                                     6.00%      6/15/2033            AA+      $    1,470   $     1,696,571

New York City Muni Wtr Fin
Wtr & Sew Sys Rev Ser B                                      6.00%      6/15/2033            AA+           3,360         3,939,197

New York City Transitional
Fin Auth Rev Fut Tax 2nd Ser A                               6.00%      8/15/2029            AA+             200           233,020

New York City Transitional
Fin Auth Rev Fut Tax 2nd Ser B                               6.00%     11/15/2024            AA+             950         1,111,699

New York City Transitional
Fin Auth Rev Fut Tax 2nd Ser B                               6.00%     11/15/2029            AA+           2,000         2,340,420

New York City Transitional
Fin Future Tax Secd C                                        5.50%       5/1/2025            AA+             445           506,722

New York NY Ser A(10)(17)                                    6.00%      5/15/2030            AAA           5,000         5,645,500

New York NY City Transitional Fin
Auth Fut Tax-2004 Ser C                                      5.50%       5/1/2025            AA+               5             5,694

NY St Dorm Auth Lease Rev St
Univ Dorm Facs Ser A                                         5.50%      5/15/2026            AA-              75            80,981

NY St Dorm Auth Lease St Univ                               5.375%       7/1/2022            AA-           1,000         1,148,000

NY St Dorm Auth Lease St Univ
Dorm Facs Ser A                                              6.00%       7/1/2030            AA-           3,500         4,107,425

NY St Dorm Auth Lease St Univ
Dorm Facs Ser A                                              6.25%       7/1/2020            AA-           1,250         1,479,712

NY St Dorm Auth Rev City Univ
Sys Cons 4th Gen A                                           5.50%       7/1/2023            AA-           1,215         1,399,024

NY St Dorm Auth Rev Mental Hlth Svcs B(15)                   6.00%      2/15/2030            AAA             885         1,025,511

NY St Dorm Auth Rev Mental D(14)(15)                         6.00%      8/15/2021            AAA             850           946,118

NY St Dorm Auth Rev Mental Hlth Svcs(15)                     6.00%      2/15/2025            AAA             885         1,025,511

NY St Dorm Auth Rev Ser B(11)                                5.75%      5/15/2017            AAA             395           457,145

NY St Dorm Auth Rev St Univ Edl Facs(10)                     5.75%      5/15/2013            AAA           1,230         1,423,516

NY St Dorm Auth Rev Upstate
Cmnty Colleges Ser A                                         6.20%       7/1/2015            AAA           1,000         1,054,390

NY St Envr Fac Corp St Clean
Wtr & Drinking                                               6.00%      6/15/2019            AAA              80            92,097

NY St Urban Dev Corp Rev
Corrctl Facs Svc Contract C(2)                               6.00%       1/1/2029            AAA           2,500         2,874,425

Puerto Rico Comwlth                                         5.375%       7/1/2025             A-           1,640         1,784,008

Puerto Rico Comwlth Aqueduct
& Swr Auth Rev ETM                                          10.25%       7/1/2009            AAA             625           756,981

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2026              A           1,000         1,078,650

Puerto Rico Comwlth Hwy Ser B(15)                           5.875%       7/1/2035            AAA             265           309,250

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                        6.00%       7/1/2026              A           6,000         6,255,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                        6.50%       7/1/2027              A      $    2,000   $     2,393,800

Puerto Rico Comwlth Pub Impt(15)                             5.00%       7/1/2024            AAA           1,000         1,108,770

Puerto Rico Comwlth Pub Impt(14)(15)                         5.00%       7/1/2028            AAA           1,130         1,252,910

Puerto Rico Comwlth Pub Impt(15)                             5.75%       7/1/2026            AAA           3,000         3,430,110

Puerto Rico Comwlth Rites PA 650 RIBs                       9.964%       7/1/2029             A-           1,000         1,083,780

Puerto Rico Comwlth Pub Impt Ser A                           5.00%       7/1/2027            AAA           1,500         1,689,195

Puerto Rico Comwlth Pub Impt Ser A(10)                       5.00%       7/1/2032            AAA           1,250         1,407,663

Puerto Rico Comwlth Pub Impt Ser A                          5.375%       7/1/2028            AAA             555           634,859

Puerto Rico Elec Pwr Auth Rev Ser X                          5.50%       7/1/2025             A-           2,915         2,999,856

Puerto Rico Elec Pwr Auth Rev Ser X                          6.00%       7/1/2015             A-           2,375         2,500,709

Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser D                                              5.25%       7/1/2027             A-             735           829,470

Puerto Rico Pub Fin Corp
Comwlth Approp-E                                             5.50%       8/1/2029           BBB+           1,735         1,981,405

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.70%       8/1/2025           BBB+           2,000         2,275,320

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.75%       8/1/2030           BBB+           2,500         2,711,025

Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake                                 5.625%       7/1/2020            AA+             115           132,690

Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake                                  5.75%       7/1/2030            AA+           1,500         1,740,615
                                                                                                                   ---------------
TOTAL                                                                                                                   94,567,136
                                                                                                                   ---------------

RESOURCE RECOVERY 1.13%

NY St Envr Fac Poll Ctrl Rev
St Wtr Revolving Fd Ser A                                    7.50%      6/15/2012            AAA             780           785,070

NY St Envr Fac Poll Ctrl Rev
St Wtr Ser E                                                6.875%      6/15/2014            AAA           1,985         2,026,725
                                                                                                                   ---------------
TOTAL                                                                                                                    2,811,795
                                                                                                                   ---------------

SPECIAL TAX 0.77%

New York City Transitional
Fin Unrefunded Future Tax Secd C                             5.00%       5/1/2029            AA+           1,905         1,933,689
                                                                                                                   ---------------

TRANSPORTATION 14.06%

New York NY City Transn Auth RIBs(2)                         9.69%       1/1/2030            Aaa           5,000         6,580,000

Niagara NY Frontier Auth Arpt
Buffalo Niagara Intl Ser B(15)                               5.50%       4/1/2019            AAA             690           757,296

Port Auth NY & NJ Cons 106th Ser AMT                         6.00%       7/1/2015            AA-             350           373,744

Port Auth NY & NJ Cons 93rd Ser                             6.125%       6/1/2094            AA-           7,500         8,691,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Port Auth NY & NJ Sp Oblig
Rev 5th Instllmnt Spl Pj Ser 4 AMT                           6.75%      10/1/2019             NR      $    2,970   $     3,081,999

Puerto Rico Comwlth Hwy & Transn
Auth Transn Hwy Rev Ser Y                                    5.50%       7/1/2036              A           3,500         3,733,870

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ref Ser D                                    5.25%       7/1/2038              A           5,000         5,133,900

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser D                                        5.75%       7/1/2041              A           2,000         2,191,800

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ref Rites PA 1052 RIBs                      9.277%       1/1/2010              A(b)        2,000         2,383,600

Puerto Rico Comwlth Hwy & Transn
Auth Transn Sub P R St Infra                                 5.00%       7/1/2028             A-           1,000         1,007,860

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser G                                        5.00%       7/1/2033              A             605           610,070

Puerto Rico Comwlth Hwy
Unrefunded Balance Ser B(15)                                5.875%       7/1/2035            AAA             485           547,283
                                                                                                                   ---------------
TOTAL                                                                                                                   35,093,322
                                                                                                                   ---------------

WATER/SEWER 2.92%

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(10)                                              5.75%       7/1/2021            AAA             500           540,810

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(11)                                              6.00%       7/1/2029            AAA             500           561,390

New York City Muni Wtr Fin                                   5.50%      6/15/2033            AA+           3,585         3,829,999

NY St Envr Fac Corp St Clean
Wtr & Drinking                                               6.00%      6/15/2019            AAA           1,420         1,615,846

Upper Mohawk NY Regl Wtr Fin
Auth NY Wtr Sys Rev(2)                                       5.75%       4/1/2020            Aaa             650           734,786
                                                                                                                   ---------------
TOTAL                                                                                                                    7,282,831
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS (Cost $230,178,944)                                                                              247,875,974
                                                                                                                   ===============

                                                                                                          SHARES
                                                                                                           (000)
                                                                                                         -------
SHORT-TERM INVESTMENT 0.00%

MONEY MARKET MUTUAL FUND 0.00%

Dreyfus New York Muni Cash Management (Cost $1,312)                                                            1             1,312
                                                                                                                   ===============
TOTAL INVESTMENTS IN SECURITIES 99.28% (Cost $230,180,256)                                                             247,877,286
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.72%                                                                     1,788,645
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $   249,665,931
                                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
TEXAS TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.44%

EDUCATION 7.60%

Fort Bend TX Indpt Sch Dist
Ref-Ser A PSF GTD                                            5.25%      8/15/2027            AAA      $      500   $       525,100

Houston TX Higher Ed Fin Corp
Rice Univ                                                   5.375%     11/15/2029            AAA           1,000         1,052,790

Raven Hills TX Higher Ed Corp
Cardinal Vlg LLC Lamar Univ(15)                              5.50%       8/1/2028            Aaa           1,000         1,070,580

Rockwall TX Indpt Sch Dist
Sch Bldg PSF GTD                                             5.25%      2/15/2029            AAA           2,000         2,080,820

University TX Univ Rev Fin
Sys Ser B                                                    5.00%      8/15/2033            AAA           1,000         1,016,400
                                                                                                                   ---------------
TOTAL                                                                                                                    5,745,690
                                                                                                                   ---------------

GENERAL OBLIGATION 30.83%

Azle TX Indpt Sch Dist Ser A PSF GTD                         6.00%      2/15/2022            Aaa             250           250,870

Blanco TX COP(19)                                            5.50%      8/15/2027            AAA             665           705,871

Dallas Cnty TX Ref & Impt Ser A                              5.00%      8/15/2020            AAA             250           264,397

Dallas TX Indpt Sch Dist Ref PSF GTD                         5.00%      2/15/2021            AAA             300           313,887

Gregory Portland TX Indpt Sch
Dist PSF GTD                                                 5.50%      8/15/2020            AAA           1,075         1,182,016

Katy TX Indpt Sch Dist Ltd Tax PSF GTD                      6.125%      2/15/2032            AAA           1,000         1,121,160

Laredo TX Indpt Sch Dist PSF GTD                             5.25%       8/1/2024            AAA           1,000         1,042,680

Mansfield TX Indpt Sch Dist PSF GTD                          5.25%      2/15/2023            AAA           1,000         1,050,060

Pearland TX Indpt Sch Dist Bd
Ser A PSF GTD                                               5.875%      2/15/2019            AAA           1,000         1,137,400

Pearland TX Indpt Sch Dist PSF GTD                          5.125%      2/15/2022            AAA           1,500         1,557,720

Pflugerville TX Indpt Sch Dist PSF GTD                       5.00%      8/15/2026            AAA           1,000         1,016,780

Puerto Rico Comwlth Pub Impt Ser A(d)                        5.00%       7/1/2034             A-             750           756,855

Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                               5.125%       7/1/2031             A-             745           757,032

San Antonio TX Indpt Sch Dist PSF GTD                        5.50%      8/15/2024            AAA           1,000         1,072,010

Socorro TX Indpt Sch Dist Ref PSF GTD                        6.00%      2/15/2015            AAA             920           996,875

TX St Ser B RIBs                                           11.051%      9/30/2011            Aa1           5,500         7,415,980

United Indpt Sch Dist TX PSF GTD                            5.125%      8/15/2026            AAA           1,000         1,030,260

Webster TX Ctfs Oblig Ser A(11)                              6.00%       3/1/2017            AAA           1,440         1,634,818
                                                                                                                   ---------------
TOTAL                                                                                                                   23,306,671
                                                                                                                   ---------------

HEALTHCARE 5.25%

Harris Cnty TX Hlth Fac Dev
St. Lukes Episcopal Hosp Ser A                              5.375%      2/15/2026            AA-           1,000         1,023,820

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                                      6.375%       6/1/2029              A      $    1,750   $     1,924,370

Puerto Rico Ind Tourist Ed
Envr Ctrl Fac Hosp Ser A                                    6.125%     11/15/2025             AA             910         1,021,548
                                                                                                                   ---------------
TOTAL                                                                                                                    3,969,738
                                                                                                                   ---------------

INDUSTRIAL 14.36%

Cass Cnty TX Ind Dev Corp.
Envr Impt Rev Ser A AMT                                      6.00%       9/1/2025            BBB           1,000         1,022,650

Orange Cnty TX Nav & Port Dist
Ind Dev Rev North Star Steel Pj                             6.375%       2/1/2017             A+           2,400         2,554,488

Texas City TX Ind Dev Corp.
Marine Term Rev Arco Pipe Line                              7.375%      10/1/2020            AA+           5,500         7,273,915
                                                                                                                   ---------------
TOTAL                                                                                                                   10,851,053
                                                                                                                   ---------------

LEASE 1.42%

Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(15)                                   5.25%     11/15/2021            AAA           1,000         1,071,540
                                                                                                                   ---------------

POWER 3.16%

Fort Bend Cnty TX Muni Util
Dist No 25(15)                                               6.00%      10/1/2028            AAA           2,170         2,388,736
                                                                                                                   ---------------

PRE-REFUNDED 15.45%

Austin TX Arpt Sys Rev
2003 Prior Lien AMT(15)                                     6.125%     11/15/2025            AAA             415           442,689

Austin TX Indpt Sch Dist PSF GTD                             5.75%       8/1/2015            AAA             500           535,235

Burleson TX Indpt Sch Dist PSF GTD                           6.75%       8/1/2024            AAA           2,000         2,176,620

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM+                                     9.121%      10/1/2040            Aaa             500           579,300

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser B                                        6.00%       7/1/2031              A           1,980         2,317,887

Puerto Rico Comwlth Pub Impt Ser A                          5.125%       7/1/2031            AAA             380           428,921

Puerto Rico Comwlth Pub Impt RIBs(15)                        9.44%       7/1/2026            Aaa             500           643,370

San Antonio TX Indpt Sch Dist PSF GTD                        5.75%      8/15/2015            AAA           1,000         1,142,450

University TX Univ Rev Fin Sys Ser A                        5.375%      8/15/2017            AAA           3,030         3,410,053
                                                                                                                   ---------------
TOTAL                                                                                                                   11,676,525
                                                                                                                   ---------------

RESOURCE RECOVERY 3.59%

Gulf Coast Waste Disp Auth TX
Sew & Solid Waste Disp Rev AMT                               5.90%       4/1/2036             A+           1,500         1,588,260

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
TEXAS TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Harris Cnty TX Ind Dev Corp
Marine Term & Wtr Poll Ctrl                                 6.625%       2/1/2024           BBB+      $    1,100   $     1,123,782
                                                                                                                   ---------------
TOTAL                                                                                                                    2,712,042
                                                                                                                   ---------------

TRANSPORTATION 8.47%

Austin TX Arpt Sys Rev
Unrefunded Bal 2003 Prior A AMT(15)                         6.125%     11/15/2025            AAA           2,085         2,212,101

Dallas Fort Worth TX Intl
Arpt Impt Jt Ser B AMT(11)                                   5.00%      11/1/2035            AAA           1,000           998,390

Houston TX Arpt Sys Rev Sub
Lien Ser B(11)                                               5.50%       7/1/2030            AAA           1,000         1,059,340

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                        6.00%       7/1/2029              A           1,000         1,103,590

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(5)(11)                            9.94%       7/1/2026            Aaa             950         1,031,757
                                                                                                                   ---------------
TOTAL                                                                                                                    6,405,178
                                                                                                                   ---------------

WATER/SEWER 8.31%

Dallas TX Wtr Wks & Swr Sys Rev Ref                          5.00%      10/1/2012            AA+             750           815,760

El Paso TX Wtr & Swr Rev Ref &
Impt Ser A(11)                                               5.25%       3/1/2027            AAA           1,000         1,042,270

San Antonio TX Wtr Rev Ref Sys(11)                           5.00%      5/15/2028            AAA           1,000         1,017,680

Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(10)                                     6.00%       8/1/2026            AAA           3,025         3,403,095
                                                                                                                   ---------------
TOTAL                                                                                                                    6,278,805
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS (Cost $67,209,296)                                                                                74,405,978
                                                                                                                   ===============

                                                                                                          SHARES
                                                                                                           (000)
                                                                                                         -------
SHORT-TERM INVESTMENT 1.37%

MONEY MARKET MUTUAL FUND 1.37%

Dreyfus Municipal Cash Management Plus (Cost $1,038,986)                                                   1,039         1,038,986
                                                                                                                   ===============
TOTAL INVESTMENTS IN SECURITIES 99.81% (Cost $68,248,282)                                                               75,444,964
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.19%                                                                       141,326
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $    75,586,290
                                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.43%

EDUCATION 15.36%

Central WA Univ Sys Rev(10)                                  5.00%       5/1/2034            Aaa      $    1,000   $     1,018,240

Univ WA Ed Resh Rev Roosevelt Pj(14)(15)                    5.375%       6/1/2029            AAA           1,100         1,145,254

Univ WA Rev Student Fac Fee(11)                              5.50%       6/1/2019            AAA             810           891,202

WA St Economic Dev Fin Auth
Biomedical Resh Pptys I-Ser A(10)                            5.00%       6/1/2034            AAA             650           658,405

WA St Higher Ed Fac Auth Rev
Gonzaga Univ Pj(15)                                          4.75%       4/1/2022            AAA           1,000         1,012,490

WA St Higher Ed Fac Gonzaga Univ Pj(15)                     5.125%       4/1/2034            AAA           2,080         2,134,226

Western WA Univ Rev
Unrefunded Bal Student Rec Fee(15)                           5.00%       5/1/2033            AAA             630           638,694
                                                                                                                   ---------------
TOTAL                                                                                                                    7,498,511
                                                                                                                   ---------------

GENERAL OBLIGATION 15.65%

Bremerton WA(2)                                              5.25%      12/1/2027            Aaa           1,440         1,505,952

King Cnty WA Pub Transn Sales Tax(15)                       5.375%       6/1/2029            AAA           1,000         1,061,410

King Cnty WA Sch Dist No 405 Bellevue(10)                    5.00%      12/1/2020            AAA           2,000         2,115,080

King Cnty WA Ser B                                           4.50%       1/1/2024            AA+             320           317,539

King Cnty WA Ser B(15)                                       5.00%       1/1/2030            AAA           1,000         1,008,520

Port Seattle WA Ser B AMT                                    5.75%      12/1/2025            AA+             750           799,035

Puerto Rico Pub Fin Corp
Comwlth App Ser A(2)                                        5.125%       6/1/2024            AAA             750           835,740
                                                                                                                   ---------------
TOTAL                                                                                                                    7,643,276
                                                                                                                   ---------------

HEALTHCARE 2.29%

Puerto Rico Ind Tourist Ed &
Envr Ctrl Fac Hosp Ser A                                    6.125%     11/15/2030             AA           1,000         1,116,810
                                                                                                                   ---------------

HOUSING 1.59%

Skagit Cnty WA Hsg Auth Low
Income Hsg Assist Rev Mtg Ln(12)                             7.00%      6/20/2035            AAA             744           775,895
                                                                                                                   ---------------

MISCELLANEOUS 5.47%

Bellevue WA Convtn Ctr
Auth Sp Oblig Rev(15)                                 Zero Coupon        2/1/2024            AAA           1,400           521,178

Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser I GTD                                         5.375%       7/1/2034             A-           1,000         1,044,240

Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(15)                                    5.75%      12/1/2028            AAA           1,000         1,104,740
                                                                                                                   ---------------
TOTAL                                                                                                                    2,670,158
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
POWER 15.80%

Chelan Cnty WA Pub Util Dist
No 1 Cons Rev Ser A AMT(15)                                  6.40%       7/1/2017            AAA      $    1,000   $     1,114,170

Clark Cnty WA Pub Util Dist No 1 Rev(11)                    5.125%       1/1/2020            AAA             400           420,992

Cowlitz Cnty WA Pub Util(10)                                 5.00%       9/1/2034            AAA           1,000         1,009,290

Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro                                             8.75%       9/1/2018             AA             350           412,388

Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro 2 Tier Ser B(2)                             8.75%       9/1/2006            AAA           1,315         1,420,318

Grant Cnty WA Pub Util Dist
No 002 Elec Rev Ser H(11)                                    5.00%       1/1/2022            AAA           1,000         1,037,230

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                  5.125%       7/1/2029             A-           1,500         1,544,070

Seattle WA Mun Lt & Pwr Rev Ser A(15)                       5.625%       9/1/2015            AAA             720           757,771
                                                                                                                   ---------------
TOTAL                                                                                                                    7,716,229
                                                                                                                   ---------------

PRE-REFUNDED 26.38%

Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro                                             8.75%       9/1/2018            Aaa             150           177,976

King Cnty WA Sch Dist No 414
Lake Washington(5)(11)                                       5.50%      12/1/2019            AAA           1,000         1,141,940

Mount Vernon WA(2)                                           6.85%      12/1/2014            AAA           1,285         1,296,321

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM+                                     9.121%      10/1/2040            Aaa           1,000         1,158,600

Ocean Shores WA Wtr & Swr(11)                                5.50%      12/1/2021            Aaa           1,000         1,146,530

Port Seattle WA Spl Fac Rev
Ser C AMT(15)                                                6.00%       9/1/2029            AAA             915         1,059,296

Puerto Rico Comwlth Hwy
Transn Auth Rev PMD Ser B                                    6.00%       7/1/2026              A           1,000         1,042,650

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser B                                        6.00%       7/1/2031              A           1,000         1,170,650

Puerto Rico Comwlth Pub Impt                                9.964%       7/1/2029             A-           1,000         1,083,780

Renton WA Wtr & Swr Rev                                      6.55%      11/1/2013             A1           1,000         1,003,870

Vancouver WA Ltd Tax(2)                                      5.50%      12/1/2025            AAA           1,255         1,433,135

Vancouver WA Wtr & Swr Rev(10)                               6.00%       6/1/2020            AAA           1,000         1,147,670

Western WA Univ Rev Student Rec Fee(15)                      5.00%       5/1/2033            AAA              20            22,403
                                                                                                                   ---------------
TOTAL                                                                                                                   12,884,821
                                                                                                                   ---------------

TRANSPORTATION 14.54%

Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(10)                           5.25%       2/1/2021            AAA           1,750         1,969,835

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Port Kalama WA Rev Ser B AMT                                5.625%      12/1/2015             A3      $      400   $       414,528

Port Seattle WA Spl Fac Rev
Unrefunded Balance Ser C AMT(15)                             6.00%       9/1/2029            AAA           1,085         1,186,090

Port Tacoma WA Ser A(2)                                      5.25%      12/1/2034            AAA           2,000         2,091,180

Puerto Rico Comwlth Hwy
Transn Auth Rev Rites RIBs                                  9.277%       1/1/2010              A(b)          750           893,850

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser RIBs(5)(11)                              9.94%       7/1/2026            Aaa             500           543,030
                                                                                                                   ---------------
TOTAL                                                                                                                    7,098,513
                                                                                                                   ---------------

WATER/SEWER 2.35%

Pierce Cnty WA Swr Rev(2)                                    5.00%       8/1/2021            AAA           1,100         1,149,676
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS (Cost $45,134,600)                                                                                48,553,889
                                                                                                                   ===============

                                                                                                          SHARES
                                                                                                           (000)
                                                                                                         -------
SHORT-TERM INVESTMENT 0.00%

MONEY MARKET MUTUAL FUND 0.00%

Dreyfus Municipal Cash Management Plus (Cost $1,499)                                                           1             1,499
                                                                                                                   ===============
TOTAL INVESTMENTS IN SECURITIES 99.43% (Cost $45,136,099)                                                               48,555,388
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.57%                                                                       279,095
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $    48,834,483
                                                                                                                   ===============

SCHEDULE OF INVESTMENTS
INSURED INTERMEDIATE TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
                                                                                                           (000)
                                                                                                      ----------
MUNICIPAL BONDS 96.96%

EDUCATION 12.68%

Allegheny Cnty PA Higher Ed
Duquesne Univ Ser A(10)                                      5.00%       3/1/2013            AAA      $      150           167,183

Appalachian St Univ NC Rev
Ref Util Sys(15)                                             5.00%      5/15/2010            AAA             100           110,909

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Delaware Cnty PA Auth Univ
Rev Ref Villanova Univ(10)                                   5.00%       8/1/2010            AAA      $      200   $       221,440

Maricopa Cnty AZ Sch Dist No 69
Paradise Vly Ref Second Ser(10)                              5.00%       7/1/2013            AAA             100           111,443

NJ St Ed Fac Auth Rev Ref Rowan
Univ Ser C(10)                                               5.25%       7/1/2009            AAA             150           166,972

NY St Dorm Auth Lease Rev Master
Boces Prog Ser A GTD(11)                                     5.00%      8/15/2008            AAA             150           164,121

NY St Dorm Auth Rev
Insured Fordham Univ(10)                                     5.00%       7/1/2011            AAA             100           111,664

Pickens Cnty SC Sch Dist Ref Ser B(10)                       2.25%       3/1/2005            AAA             100           100,289

Univ CO Univ Rev Enterprise Sys Ser A(15)                    5.00%       6/1/2011            AAA             100           111,026
                                                                                                                   ---------------
TOTAL                                                                                                                    1,265,047
                                                                                                                   ---------------

GENERAL OBLIGATION 27.95%

Austin TX Indpt Sch Dist Ref PSF GTD                         5.25%       8/1/2015            AAA             250           283,330

Davie Cnty NC Sch(2)                                         4.00%       5/1/2012            AAA             200           210,268

Detroit MI City Sch Dist Sch
Bldg & Site Impt Ser A(10)                                   5.00%       5/1/2008            AAA             150           163,111

Hemet CA Univ Sch Dist 2002
Election Ser C(15)                                           5.00%       8/1/2011            AAA             200           222,546

HI St Ref Ser CY(11)                                         5.50%       2/1/2011            AAA             150           169,874

HI St Ref Ser DB(15)                                         5.25%       9/1/2013            AAA             100           113,206

LA Crosse WI Ref Ser A(11)                                   5.00%      12/1/2007            AAA             200           216,340

MC Henry Cnty IL Cmnty Cons
Sch Dist No 047 Crystal Lake Ref(11)                         5.25%       2/1/2009            Aaa             170           188,153

NC St Ref Ser A                                              5.00%       6/1/2010            AAA             150           166,482

OK St Ref Bldg Ser A(10)                                     5.00%      7/15/2014            AAA             200           223,968

Pasadena CA Univ Sch Dist Ser A Ref(d)(10)                   5.00%      11/1/2015            AAA             250           280,022

Salem Keizer OR Sch Dist No 24J Ref GTD(11)                  5.00%      6/15/2011            AAA             200           223,446

TN St Ser A(11)                                              5.00%       8/1/2009            AAA             100           110,426

Wayne Cnty MI Cmnty College
Cmnty College Impt(10)                                       5.25%       7/1/2010            Aaa             100           112,169

West Windsor Plainsboro NJ
Regl Sch Dist Ref(11)                                        4.00%      12/1/2007            AAA             100           105,581
                                                                                                                   ---------------
TOTAL                                                                                                                    2,788,922
                                                                                                                   ---------------

HEALTHCARE 2.01%

North Cent TX Hlth Fac Dev(15)                               1.66%#     12/1/2015            AAA             100           100,000

Wayne Cnty PA Hosp & Hlth
Facs Wayne Mem Hosp Pj(15)                                   2.00%       7/1/2005            AAA             100           100,248
                                                                                                                   ---------------
TOTAL                                                                                                                      200,248
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
LEASE 3.50%

Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(10)                                    5.00%       2/1/2012            Aaa      $      100   $       111,111

OH St Bldg Auth Ref St
Facs Adult Correction A(11)                                  5.50%      10/1/2010            AAA             210           238,214
                                                                                                                   ---------------
TOTAL                                                                                                                      349,325
                                                                                                                   ---------------

MISCELLANEOUS 22.43%

CA St Economic Recovery Ser A(10)                            5.25%       7/1/2014            AAA             200           227,424

DE River & Bay Auth Ref(2)                                   5.00%       1/1/2008            AAA             250           271,432

IL St Sales Tax Rev First Ser(11)                            5.25%      6/15/2013            AAA             100           112,856

IN Bd Bk Rev Spl Prog South
Bend Tif Ser E(15)                                           5.00%       9/1/2014            AAA             100           108,908

KY Asset/Liability Comm Ref Pj Nts Ser A(2)                  5.00%      7/15/2006            AAA             250           263,478

Mercer Cnty NJ Impt Auth Ref
Regl Sludge Pj(10)                                           5.00%     12/15/2014            AAA             200           222,404

MI St Envr Ref(14)(15)                                       5.50%      12/1/2013            AAA             100           116,228

Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A(10)                            2.40%#      4/1/2014            AAA             200           199,634

MO Dev Fin Bd Cultural Facs
Nelson Gallery(15)                                           5.25%      12/1/2013            AAA             100           112,198

OR St Dept Admin Svcs(11)                                    5.00%       9/1/2012            AAA             100           111,889

Phoenix AZ Str & Hwy User Rev
Ref Jr Lien(10)                                              5.00%       7/1/2008            AAA             100           109,429

SC Transn Infrastr Ser A(2)                                  5.00%      10/1/2008            Aaa             250           273,785

WI St Petroleum Inspect Fee Rev Ref Ser 1(11)                5.00%       7/1/2008            AAA             100           108,942
                                                                                                                   ---------------
TOTAL                                                                                                                    2,238,607
                                                                                                                   ---------------

POWER 3.91%

Puerto Rico Elec Pwr Auth Ref Ser JJ(15)                     5.25%       7/1/2013            AAA             100           114,612

South MN Muni Pwr Agy Pwr
Supply Rev Ref Ser A(15)                                     5.00%       1/1/2010            AAA             250           275,720
                                                                                                                   ---------------
TOTAL                                                                                                                      390,332
                                                                                                                   ---------------

PRE-REFUNDED 3.40%

Muhlenberg PA Sch Dist(10)                                   5.40%       9/1/2012            AAA             100           113,418

NY St Dorm Auth Rev Mental D(14)(15)                         5.25%      8/15/2024            AAA             200           226,206
                                                                                                                   ---------------
TOTAL                                                                                                                      339,624
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
INSURED INTERMEDIATE TAX-FREE FUND SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 7.82%

DE Transn Auth Transn Sys
Rev Ref Sr Ser B(2)                                          5.25%       7/1/2005            AAA      $      200   $       205,320

New Haven CT Air Rights Pkg Ref(2)                          5.375%      12/1/2012            AAA             100           114,189

North TX Thruway Auth Dallas
North Twy Sys Rev Ref Ser C(11)                              3.00%       1/1/2006            AAA             100           101,462

PA St Tpk Comm Oil Sr Ser A(15)                              5.25%      12/1/2012            AAA             100           113,609

Washington DC Met Area Transn
Auth Gross Rev Ref(15)                                       5.00%       1/1/2007            AAA             230           245,341
                                                                                                                   ---------------
TOTAL                                                                                                                      779,921
                                                                                                                   ---------------

WATER/SEWER 13.26%

Anacortes WA Swr Rev Ref(11)                                 4.00%      11/1/2007            Aaa             100           105,013

Columbus GA Wtr & Sew Rev Ref(11)                            5.25%       5/1/2013            AAA             100           112,940

Houston TX Util Sys Rev
Ref Comb First Lien Ser A(15)                                5.00%      5/15/2009            AAA             200           219,722

Lansing MI Disp Sys Ref(10)                                  5.00%       5/1/2014            AAA             150           167,646

Miami-Dade Cnty FL Wtr & Swr Rev Ref(15)                     5.00%      10/1/2007            AAA             200           216,294

Pima Cnty AZ Swr Rev Ref(11)                                 5.00%       7/1/2014            AAA             200           222,820

Shreveport LA Wtr & Swr Rev Ref Ser A(10)                    5.00%      12/1/2012            AAA             100           111,007

Upper Occoquan Sew Auth VA(11)                               5.00%       7/1/2011            AAA             150           167,689
                                                                                                                   ---------------
TOTAL                                                                                                                    1,323,131
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS (Cost $9,495,496)                                                                                  9,675,157
                                                                                                                   ===============

                                                                                                          SHARES
                                                                                                           (000)
                                                                                                         -------
SHORT-TERM INVESTMENT 3.63%

MONEY MARKET MUTUAL FUND 3.63%

Dreyfus Municipal Cash Management Plus (Cost $362,189)                                                       362           362,189
                                                                                                                   ===============
TOTAL INVESTMENTS IN SECURITIES 100.59% (Cost $9,857,685)                                                               10,037,346
                                                                                                                   ===============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.59%)                                                                     (59,087)
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $     9,978,259
                                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.32%

EDUCATION 2.91%

Miami-Dade Cnty FL Ed Fac
Auth Rev Ser A(2)                                            6.00%       4/1/2023            AAA      $    2,000   $     2,294,460
                                                                                                                   ---------------

GENERAL OBLIGATION 19.54%

Boca Raton FL Ref                                            5.25%       7/1/2016            AAA           1,615         1,764,371

Boca Raton FL Ref                                            5.25%       7/1/2017            AAA           1,000         1,090,650

FL St Bd of Ed Cap Outlay
Pub Ed Ser E                                                5.625%       6/1/2025            AA+           1,000         1,089,460

FL St Bd of Ed Cap Outlay
Pub Ed Ser A                                                 5.25%       6/1/2024            AA+           2,000         2,137,100

FL St Bd of Ed Cap Outlay
Pub Ed Ref Ser D                                             5.00%       6/1/2007            AA+           2,250         2,416,410

Florida St Dept Trans Right
of Way Ser A                                                 5.25%       7/1/2008            AA+           2,900         3,191,595

Hillsborough Cnty FL Sch Bd COP(15)                          5.00%       7/1/2029            AAA           1,000         1,024,110

Miami FL Ref(15)                                             4.00%       7/1/2006            AAA           1,000         1,035,730

Puerto Rico Pub Fin Corp
Comwlth Approp Ref Ser(2)                                    5.25%       8/1/2030            AAA           1,500         1,673,310
                                                                                                                   ---------------
TOTAL                                                                                                                   15,422,736
                                                                                                                   ---------------

HEALTHCARE 12.01%

Highlands Cnty FL Fac Auth
Rev Hosp Adventist Hlth Sys D                               5.875%     11/15/2029              A           2,000         2,143,320

Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A                             6.00%     11/15/2031              A           2,000         2,142,320

Miami FL Hlth Facs Auth
Catholic Hlth East Ser B                                     5.25%     11/15/2033              A             475           477,019

Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl                                        5.75%      12/1/2032              A           1,000         1,051,020

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp                                       6.50%     11/15/2020             AA             410           474,558

Sarasota Cnty FL Pub Hosp Bd
Rev Sarasota Mem Hosp Ser B(15)                              5.50%       7/1/2028            AAA           2,875         3,192,889
                                                                                                                   ---------------
TOTAL                                                                                                                    9,481,126
                                                                                                                   ---------------

HOUSING 1.13%

Lee Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev AMT(7)(13)                                       6.40%       3/1/2029            Aaa             720           731,822

Orange Cnty FL Hsg Fin Auth
Ser A1 AMT(13)                                        Zero Coupon        3/1/2028            Aaa             575           161,857
                                                                                                                   ---------------
TOTAL                                                                                                                      893,679
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 1.69%

Lee Cnty FL Ind Dev Auth Ref
Bonita Springs Util Pj AMT(2)                               5.125%      11/1/2019            AAA      $    1,250   $     1,331,088
                                                                                                                   ---------------

MISCELLANEOUS 16.63%

Jacksonville FL Excise Taxes
Ref Ser C AMT(15)                                            5.25%      10/1/2020            AAA           1,000         1,084,950

Jacksonville FL Sales Tax Rev
Ref & Impt Loc Govt(10)                                     5.375%      10/1/2018            AAA           1,000         1,118,600

Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(10)                       2.40%#      4/1/2014            AAA           1,500         1,497,255

Miami-Dade Cnty FL Spl Oblig
Sub Ser A(15)                                         Zero Coupon       10/1/2024            AAA           3,000         1,030,890

Miami-Dade Cnty FL Spl Oblig
Sub Ser B(15)                                                5.00%      10/1/2037            AAA           1,000         1,015,330

Orange Cnty FL Sales Tax Rev
Ref Ser B(10)                                               5.125%       1/1/2032            AAA           1,425         1,470,785

Orange Cnty FL Tourist Dev Sub(2)                           5.125%      10/1/2025            AAA           1,445         1,515,921

Osceola Cnty FL Tourist Dev Tax
Rev Ser A(10)                                                5.00%      10/1/2032            AAA           1,400         1,432,382

Polk Cnty FL Cap Impt Rev Ref(11)                            5.50%      12/1/2021            Aaa           1,000         1,119,240

Puerto Rico Pub Bldgs Auth Rev Ref
Govt Facs Ser I GTD                                          5.25%       7/1/2033             A-           1,250         1,293,250

Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(15)                                       6.00%      10/1/2015            AAA             450           544,117
                                                                                                                   ---------------
TOTAL                                                                                                                   13,122,720
                                                                                                                   ---------------

PRE-REFUNDED 25.80%

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(10)                                            6.375%       7/1/2029            AAA           1,250         1,480,638

Municipal Secs Trust Ctfs Ser
7005 Cl B ETM RIBs+                                         9.121%      10/1/2040            Aaa           1,250         1,448,250

Orange Cnty FL Tourist Dev
Tax Rev ETM(2)                                               6.00%      10/1/2016            AAA             710           722,517

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser B                                        6.00%       7/1/2031              A           1,000         1,170,650

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser B                                        6.50%       7/1/2027              A           1,000         1,196,900

Puerto Rico Comwlth Rites
PA 650 RIBs                                                 9.964%       7/1/2029             A-           2,000         2,167,560

Puerto Rico Comwlth Ser 8 RIBs(15)                           9.44%       7/1/2026            Aaa           3,500         4,503,590

Tampa Bay Wtr FL Util Sys Rev(10)                            6.00%      10/1/2024            AAA           3,000         3,553,260

Tampa FL Rev Allegany Hlth
Sys St Joseph(15)                                            6.70%      12/1/2018            AAA           4,000         4,114,160
                                                                                                                   ---------------
TOTAL                                                                                                                   20,357,525
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY 0.97%

Jacksonville FL Pollution Rev
Anheuser-Busch Pj                                            5.70%       8/1/2031             A+      $      750   $       767,805
                                                                                                                   ---------------

TRANSPORTATION 7.72%

FL Ports Fin Commn Rev St
Transn TR FD Intermodal Pg AMT(10)                           5.50%      10/1/2029            AAA           1,295         1,358,520

Jacksonville FL Port Auth
Arpt Rev Ser A AMT(10)                                       6.25%      10/1/2024            AAA           1,000         1,054,700

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev Ref(10)                                        5.125%       7/1/2025            Aaa             750           787,800

Pensacola FL Arpt Rev Ser A AMT(15)                         6.125%      10/1/2018            AAA           1,250         1,379,613

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                        6.00%       7/1/2029              A             880           971,159

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser RIBs(5)(11)                              9.94%       7/1/2026            Aaa             500           543,030
                                                                                                                   ---------------
TOTAL                                                                                                                    6,094,822
                                                                                                                   ---------------

WATER/SEWER 9.92%

Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(10)                                         5.00%      10/1/2032            AAA           1,000         1,023,130

Miami Beach FL Stormwater Rev(10)                            5.25%       9/1/2020            AAA           1,000         1,087,900

Miami Beach FL Wtr & Swr Rev(2)                              5.25%       9/1/2020            AAA           1,000         1,086,240

Miami Beach FL Wtr & Swr Rev(2)                              5.50%       9/1/2027            AAA           1,000         1,072,440

Miami-Dade Cnty FL Wtr & Swr Rev Ref(15)                     5.00%      10/1/2007            AAA           2,000         2,162,940

Ocala FL Wtr & Swr Rev(10)                                   5.25%      10/1/2027            Aaa             800           848,704

Sebring FL Wtr & Wastewtr Rev Ref(10)                        5.25%       1/1/2020            AAA             500           547,510
                                                                                                                   ---------------
TOTAL                                                                                                                    7,828,864
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS (Cost $71,592,961)                                                                                77,594,825
                                                                                                                   ===============

                                                                                                          SHARES
                                                                                                           (000)
                                                                                                         -------
SHORT-TERM INVESTMENT 0.35%

MONEY MARKET MUTUAL FUND 0.35%

Dreyfus FL Muni Cash Management (Cost $272,458)                                                              272           272,458
                                                                                                                   ===============
TOTAL INVESTMENTS IN SECURITIES 98.67% (Cost $71,865,419)                                                               77,867,283
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.33%                                                                     1,051,888
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $    78,919,171
                                                                                                                   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.68%

EDUCATION 20.72%

Athens-Clarke Cnty GA Univ
Govt UGA Rev Ref CCRC Bldg LLC Pj(2)                         5.00%     12/15/2032            AAA      $    1,050   $     1,068,291

Athens GA Hsg Auth Student
Hsg Univ of GA East Campus(2)                                5.00%      12/1/2027            Aaa           2,000         2,049,660

Athens GA Hsg Auth Student
Hsg Univ of GA East Campus(2)                                5.25%      12/1/2023            Aaa             500           536,625

Bulloch Cnty GA Dev Auth GA
South Univ Pj(2)                                             5.00%       8/1/2021            Aaa             500           527,770

Fulton Cnty GA Dev Auth Rev
GA Tech Athletic Assoc(2)                                    5.50%      10/1/2017            AAA           1,000         1,130,750

Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Fdg Ser A                                      5.00%      11/1/2031            AA+           1,400         1,428,238

Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Sac II Pj Ser A                               5.125%      11/1/2021            AA+             750           804,847

Fulton Cnty GA Dev Auth Rev
Molecular Science Bldg Pj(15)                                5.00%       5/1/2034            AAA           2,000         2,039,580

Fulton Cnty GA Dev Auth Rev
Morehouse College Pj(2)                                     5.875%      12/1/2030            AAA           1,850         2,070,261

Fulton Cnty GA Dev Auth Rev
Tuff Morehouse Pj Ser A(2)                                   5.50%       2/1/2022            AAA           1,000         1,102,340

Marietta GA Dev Auth Rev Ser
Student Hsg SPSU Student Hsg I                              5.125%      9/15/2023             A2           1,000         1,035,170

Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                                       5.50%      11/1/2020             AA           1,000         1,106,790

Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                                       5.50%      11/1/2025             AA           1,000         1,081,180

Private Colleges & Univ Auth
GA Rev Emory Univ Pj Ser A                                   5.75%      11/1/2018             AA             500           570,995

Private Colleges & Univ Auth
GA Rev Mercer Univ Pj                                        5.75%      10/1/2031           Baa1             500           520,270

Private Colleges & Univ Auth
Spelman College                                              5.25%       6/1/2021            Aa3           1,340         1,463,508
                                                                                                                   ---------------
TOTAL                                                                                                                   18,536,275
                                                                                                                   ---------------

GENERAL OBLIGATION 9.72%

Barnesville-Lamar Cnty GA Student
Hsg Rev Gordon College PPTYS A                               5.00%       8/1/2030             A3           1,700         1,678,036

GA St Ser C                                                  7.25%       7/1/2005            AAA           1,500         1,561,500

GA St Ser D                                                  5.00%      12/1/2006            AAA             550           585,948

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
GA St Ser F                                                  5.00%      11/1/2018            AAA      $    1,000   $     1,084,170

Puerto Rico Comwlth Pub Impt Ser A(d)                        5.00%       7/1/2034             A-           1,375         1,387,568

Puerto Rico Comwlth Pub Impt Ser A                           5.25%       7/1/2024             A-             500           524,600

Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                               5.125%       7/1/2031             A-             665           675,740

Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                               5.375%       7/1/2028             A-           1,155         1,196,799
                                                                                                                   ---------------
TOTAL                                                                                                                    8,694,361
                                                                                                                   ---------------

HEALTHCARE 4.55%

Athens Clarke Cnty GA Uni
Govt Catholic Hlth East Issue                                5.50%     11/15/2032              A           1,000         1,024,910

Clarke Cnty GA Hosp Auth Rev
Ctfs Athens Regl Med Ctr Pj(15)                             5.125%       1/1/2032            AAA             500           514,685

Cobb Cnty GA Hosp Auth Rev
Ref & Impt Rev Antic Ctfs(2)                                 5.25%       4/1/2024            AAA           1,000         1,079,170

Glynn Brunswick GA Mem Hosp
Auth Rev Southeast GA Hlth(15)                               6.00%       8/1/2016            AAA             400           432,868

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp                                       6.50%     11/15/2020             AA             410           474,559

Ware Cnty GA Hosp Auth Rev
Antic Ctfs GTD(15)                                           5.50%       3/1/2021            Aaa             500           545,590
                                                                                                                   ---------------
TOTAL                                                                                                                    4,071,782
                                                                                                                   ---------------

HOUSING 3.49%

Clayton Cnty GA Hsg Auth
Multi Fam Hsg Rev(12)                                        5.60%     12/20/2024            Aaa             495           535,654

DeKalb Cnty GA Hsg Auth Multi
Fam Lakes At Indian Creek AMT(11)                            7.15%       1/1/2025            AAA             500           512,800

GA St Hsg & Fin Auth Rev Sing
Fam Sub Ser D-2 AMT                                          5.75%      12/1/2031            AAA             930           959,537

GA St Hsg & Fin Auth Rev
Sub Ser A-2 AMT                                             4.875%      12/1/2024            AAA             600           603,006

Savannah GA Econ Dev Auth
Multi Fam Hsg Rev AMT(12)                                    5.15%     11/20/2022            AAA             500           513,070
                                                                                                                   ---------------
TOTAL                                                                                                                    3,124,067
                                                                                                                   ---------------

INDUSTRIAL 0.83%

Albany Dougherty GA Payroll
Dev Auth Procter & Gamble AMT                                5.20%      5/15/2028            AA-             500           528,775

Monroe Cnty GA Dev Auth Poll
GA Pwr Co Plant(2)                                           5.25%       7/1/2031            AAA             205           211,267
                                                                                                                   ---------------
TOTAL                                                                                                                      740,042
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
LEASE 1.44%

College Park GA Business
Civic Ctr Pj(2)                                              5.75%       9/1/2026            AAA      $      450   $       495,909

GA Muni Assn Inc Ctfs City
Court Atlanta Pj(2)                                          5.25%      12/1/2026            AAA             750           793,770
                                                                                                                   ---------------
TOTAL                                                                                                                    1,289,679
                                                                                                                   ---------------

MISCELLANEOUS 3.87%

Assoc Cnty GA Leasing
Pj Rockdale Cnty GA Pub Purp Pj(2)                          5.625%       7/1/2020            AAA              25            27,875

Cobb Marietta GA Coliseum &
Exhibit Hall Auth Rev(15)                                   5.625%      10/1/2026            AAA           1,000         1,134,670

Fayette Cnty GA Pub Fac Auth
Rev Criminal Justice Ctr Pj                                  5.00%       6/1/2026             AA             750           771,570

George L Smith II GA World
Congress Ctr Auth Rev AMT(15)                                5.75%       7/1/2015            AAA             500           551,670

Puerto Rico Pub Bldgs Auth Rev
Unrefunded Bal Govt Facs Ser D GTD                           5.25%       7/1/2036             A-             335           344,624

Puerto Rico Pub Bldgs Auth Rev
Unrefunded Bal Govt Facs Ser D GTD                          5.375%       7/1/2033             A-             615           637,589
                                                                                                                   ---------------
TOTAL                                                                                                                    3,467,998
                                                                                                                   ---------------

POWER 4.33%

Muni Elec Auth GA Combustion
Cycle Pj Ser A                                               5.00%      11/1/2023              A           1,000         1,016,150

Muni Elec Auth GA
Combustion Turbine Pj Ser A(15)                              5.25%      11/1/2022            AAA           1,445         1,560,239

Puerto Rico Elec Pwr Auth Ref Ser FF(15)                     5.25%       7/1/2005            AAA             250           256,687

Puerto Rico Elec Pwr Auth Ser HH(11)                         5.25%       7/1/2029            AAA           1,000         1,046,070
                                                                                                                   ---------------
TOTAL                                                                                                                    3,879,146
                                                                                                                   ---------------

PRE-REFUNDED 28.57%

Atlanta GA Arpt Fac Rev
Ref Gen Ser A(10)                                            5.50%       1/1/2026            AAA           1,645         1,870,727

Atlanta GA Arpt Fac Rev Ser A(10)                            5.60%       1/1/2030            AAA           1,500         1,713,075

Atlanta GA ETM                                               5.60%      12/1/2015            AA-              95            97,397

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(15)                        Zero Coupon        8/1/2015            AAA             395           214,398

Fayette Cnty GA Pub Fac Auth
Criminal Justice Ctr Pj                                      6.00%       6/1/2030             AA           1,000         1,168,510

Forsyth Cnty GA Sch Dist                                     6.00%       2/1/2016             AA           2,000         2,339,040

Forsyth Cnty GA Wtr & Swr Auth Rev                           6.25%       4/1/2021             AA             750           883,463

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Muni Secs Trust Ctfs Ser
7005 Cl B ETM RIBs+                                         9.121%      10/1/2040            Aaa      $    1,000   $     1,158,600

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2026              A           2,000         2,157,300

Puerto Rico Comwlth
Pub Impt Ser A                                              5.125%       7/1/2031            AAA             335           378,128

Puerto Rico Comwlth Pub Impt Ser A                          5.375%       7/1/2028            AAA             580           663,456

Puerto Rico Comwlth Pub Impt(5)(11)                          5.50%       7/1/2017            AAA             500           539,780

Puerto Rico Comwlth Pub Impt(15)                             5.75%       7/1/2026            AAA           1,990         2,275,306

Puerto Rico Comwlth Pub
Impt Rites PA 650 RIBs                                      9.964%       7/1/2029             A-           1,125         1,219,253

Puerto Rico Comwlth Pub Impt Ser A                           5.00%       7/1/2027            AAA             370           416,668

Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser D GTD                                          5.25%       7/1/2036             A-             915         1,032,605

Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser D GTD                                         5.375%       7/1/2033             A-           1,685         1,915,828

Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(15)                                     5.50%       8/1/2020            AAA           1,500         1,729,725

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.70%       8/1/2025           BBB+           2,000         2,275,320

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.75%       8/1/2030           BBB+           1,000         1,084,410

Savannah GA Econ Dev Auth Rev
Sub Ser C ETM                                         Zero Coupon       12/1/2021            Aaa           1,000           432,200
                                                                                                                   ---------------
TOTAL                                                                                                                   25,565,189
                                                                                                                   ---------------

RESOURCE RECOVERY 2.48%

Atlanta GA Wtr & Wastewater
Rev Ser A Unrefunded Balance(10)                             5.00%      11/1/2029            AAA           2,090         2,116,877

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                                                 6.40%       1/1/2015            AAA             100           102,627
                                                                                                                   ---------------
TOTAL                                                                                                                    2,219,504
                                                                                                                   ---------------

TRANSPORTATION 12.21%

Atlanta GA Arpt Fac Rev AMT(15)                       Zero Coupon        1/1/2010            AAA           1,235           942,095

Macon Bibb Cnty GA Indl Auth
Arpt Impt Rev Ref Atlantic AMT(2)                            5.00%       4/1/2018            AAA             500           523,835

Puerto Rico Comwlth Hwy Ser D(11)                            5.00%       7/1/2032            AAA             225           231,676

Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2036              A             500           533,410

Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ref Rites PA 1052 RIBs                           9.277%       1/1/2010              A(b)        1,750         2,085,650

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ref Ser C                             6.00%       7/1/2029              A      $      250   $       275,897

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ref Ser D                             5.25%       7/1/2038              A             500           513,390

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ref Ser D                            5.375%       7/1/2036              A             405           419,876

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ref Ser D                             5.75%       7/1/2041              A           3,385         3,709,621

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B(15)                            5.875%       7/1/2020            AAA           1,000         1,144,680

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser RIBs(5)(11)                       9.94%       7/1/2026            Aaa             500           543,030
                                                                                                                   ---------------
TOTAL                                                                                                                   10,923,160
                                                                                                                   ---------------

WATER/SEWER 6.47%

Augusta GA Wtr & Swr Rev(11)                                 5.25%      10/1/2022            AAA             500           541,310

Augusta GA Wtr & Swr Rev(11)                                 5.25%      10/1/2030            AAA           1,110         1,150,104

Carroll Cnty GA Wtr Auth Wtr & Swr Rev(2)                    5.25%       7/1/2021            Aaa             500           546,290

DeKalb Cnty GA Wtr & Swr                                     5.00%      10/1/2028             AA           1,000         1,019,150

Elberton GA Combined Util Sys
Rev Ref & Impt(2)                                            5.50%       1/1/2019            Aaa             550           614,185

Glynn Cnty GA Wtr & Swr Rev
Ref & Impt(2)                                                5.00%       4/1/2023            Aaa             750           785,378

Henry Cnty GA Wtr & Swr Auth Rev(10)                        5.625%       2/1/2030            AAA           1,050         1,132,509
                                                                                                                   ---------------
TOTAL                                                                                                                    5,788,926
                                                                                                                   ---------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 98.68% (Cost $84,080,180)                                                          88,300,129
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.32%                                                                     1,180,117
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $    89,480,246
                                                                                                                   ===============

SCHEDULE OF INVESTMENTS
MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2004

MUNICIPAL BONDS 97.36%

EDUCATION 8.08%

Eastern MI Univ Rev Gen Ser B(10)                            5.60%       6/1/2025            AAA           1,430         1,552,236

Forest Hills MI Pub Schs(10)                                 5.25%       5/1/2020            Aaa           2,000         2,158,920

Grand Vly MI St Univ Rev(10)                                 5.50%       2/1/2018            AAA           1,150         1,314,140

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Univ MI Univ Rev Student Fee Ser A                           6.00%       4/1/2007            Aaa      $      250   $       273,905

Wayne Cnty MI Cmnty College Impt(2)                          5.50%       7/1/2019            AAA             565           621,833
                                                                                                                   ---------------
TOTAL                                                                                                                    5,921,034
                                                                                                                   ---------------

GENERAL OBLIGATION 33.92%

Adrian MI City Sch Dist(11)                                  5.00%       5/1/2034            AAA           1,500         1,530,840

Anchor Bay MI Sch Dist Sch Bldg & Site                       5.00%       5/1/2033            AA+           1,000         1,018,220

Belding MI Area Sch(2)                                       5.00%       5/1/2026            AAA             400           405,332

Birmingham City MI Sch Dist
Sch Bldg & Site(11)                                          5.00%      11/1/2033            AAA           1,000         1,023,010

Bloomingdale MI Pub Sch Dist No 16                           5.50%       5/1/2021            AA+             450           494,384

Caledonia MI Cmnty Schs Ref(5)(11)                           5.25%       5/1/2022            AAA           1,025         1,104,837

Carman-Ainsworth MI Cmnty Sch(10)                            5.00%       5/1/2027            AAA           1,000         1,024,010

Central Montcalm MI Pub Sch(15)                              5.90%       5/1/2019            AAA           1,000         1,126,660

Crawford Ausable MI Sch Dist
Sch Bldg & Site                                              5.00%       5/1/2021            AA+             350           367,770

Detroit MI City Sch Dist
Sch Bldg & Site Impt Ser A(10)                               5.25%       5/1/2028            AAA           1,000         1,049,190

Elkton Pigeon Bay Port MI Sch Dist                          5.375%       5/1/2025            AA+             700           744,394

Grand Blanc MI Cmnty Schs
Sch Bldg & Site(11)                                          5.00%       5/1/2021            AAA             500           532,055

Grand Rapids MI Smartzone
Loc Dev Auth(2)                                             5.375%       6/1/2028            AAA           1,125         1,199,520

Huron MI Sch Dist(11)                                        5.25%       5/1/2021            AAA             250           267,450

Kaleva Norman ETC MI Sch Dist
Bldg & Site Ref(10)                                          6.00%       5/1/2025            Aaa             600           689,346

Kent Cnty MI Cap Impt Ser A(d)                               5.00%      12/1/2022            AAA           1,030         1,087,896

Kent Cnty MI Cap Impt Ser A(d)                               5.00%      12/1/2024            AAA           1,000         1,042,000

Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bd                                           5.25%       5/1/2026            AA+             450           469,782

Lake Orion MI Cmnty Sch Dist Ref                            5.125%       5/1/2022            AA+             550           583,423

Memphis MI Cmnty Sch(10)                                     5.25%       5/1/2029            Aaa             150           156,422

Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                                  6.00%       5/1/2030            AA+           1,325         1,494,202

Puerto Rico Pub Fin Corp
Comwlth Approp Ref Ser A(2)                                  5.25%#      8/1/2030            AAA           1,000         1,115,540

South Lyon MI Cmnty Schs(11)                                 5.50%       5/1/2023            AAA           1,425         1,548,562

South Lyon MI Cmnty Schs
Sch Bldg & Site(10)                                          5.25%       5/1/2022            AAA           1,000         1,077,610

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Southfield MI Pub Schs
Sch Bldg & Site Ser A(10)                                    5.25%       5/1/2021            AAA      $   1,025    $     1,124,978

Southfield MI Pub Schs
Sch Bldg & Site Ser B(11)                                    5.00%       5/1/2029            AAA           1,000         1,024,430

Warren MI Cons Sch Dist
Sch Bldg & Site(10)                                          5.00%       5/1/2027            AAA           1,000         1,026,610

Wayne Cnty MI Bldg Auth Cap
Impt Ser A(15)                                               5.25%       6/1/2016            AAA             500           535,570
                                                                                                                   ---------------
TOTAL                                                                                                                   24,864,043
                                                                                                                   ---------------

HEALTHCARE 1.52%

MI St Hosp Fin Auth Rev
Ref Trinity Hlth Ser A(2)(17)                                6.00%      12/1/2027            AAA           1,000         1,113,630
                                                                                                                   ---------------

HOUSING 0.21%

MI St Hsg Dev Auth Ser D                                     5.95%      12/1/2016            AA+             145           151,165
                                                                                                                   ---------------

LEASE 4.87%

Grand Rapids MI Pub Sch(15)                                  5.00%      11/1/2021            AAA             250           263,915

MI St Bldg Auth Rev Ref Facs
Prog Ser I(11)                                               5.00%     10/15/2007            AAA           1,000         1,080,050

MI St COP(2)                                          Zero Coupon        6/1/2022            AAA           2,000           870,100

MI St Hse Reps Cap Apprec COP(2)                      Zero Coupon       8/15/2024            AAA           3,565         1,352,490
                                                                                                                   ---------------
TOTAL                                                                                                                    3,566,555
                                                                                                                   ---------------

MISCELLANEOUS 6.49%

MI Muni Bd Auth Rev(2)                                       6.75%      11/1/2014            AAA             295           301,983

MI Muni Bd Auth Rev Ref
Sch Ln Ser A(14)(15)                                         5.25%       6/1/2010            AAA           2,500         2,800,175

MI St Bldg Auth Rev Ref Facs
Prog Ser I(11)                                               5.00%     10/15/2009            AAA           1,500         1,656,720
                                                                                                                   ---------------
TOTAL                                                                                                                    4,758,878
                                                                                                                   ---------------

POWER 2.16%

MI St Strategic Fd Ltd Oblig(2)                              7.00%       5/1/2021            AAA             500           660,225

MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(15)                                    7.00%      7/15/2008            AAA             350           405,324

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                               5.00%       7/1/2032            AAA             500           516,405
                                                                                                                   ---------------
TOTAL                                                                                                                    1,581,954
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
PRE-REFUNDED 25.44%

Alpena MI Pub Sch(15)                                       5.625%       5/1/2022            AAA      $      300   $       327,444

Alpena MI Pub Sch(15)                                       5.625%       5/1/2022            AAA             200           218,296

Anchor Bay MI Sch Dist
Sch Bldg & Site Ser I(10)                                    6.00%       5/1/2023            AAA           1,100         1,263,801

Eastern MI Univ Rev(10)                                      5.50%       6/1/2027            AAA             500           542,625

Greenville MI Pub Sch Ref(11)                                6.00%       5/1/2025            AAA           1,000         1,148,910

Hartland MI Cons Sch Dist(10)                                6.00%       5/1/2021            AAA           1,950         2,257,827

Howell MI Pub Sch(15)                                        6.00%       5/1/2025            AAA           1,100         1,210,924

Huron Valley MI Sch Dist(10)                                 5.75%       5/1/2022            AAA             250           273,650

Kalamazoo MI Hosp Fin Auth
Fac Rev Hosp Rev ETM RIBs(10)                               8.708%       6/1/2011            AAA           2,000         2,095,640

Lake Orion MI Cmnty Sch Dist(2)                              7.00%       5/1/2020            AAA           1,050         1,093,050

Lake Orion MI Cmnty Sch Dist Ser A(10)                       6.00%       5/1/2017            AAA           1,335         1,545,743

Lakeview MI Cmnty Sch(10)                                    5.60%       5/1/2022            AAA             210           229,081

MI Muni Bd Auth Rev Ser G(2)                                 6.75%      11/1/2014            AAA           1,205         1,233,920

Potterville MI Pub Sch(11)                                   6.00%       5/1/2029            AAA           1,000         1,148,910

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser B                                        6.50%       7/1/2027              A           1,000         1,196,900

Puerto Rico Comwlth Pub Impt RIBs                           9.964%       7/1/2029             A-             925         1,002,497

Puerto Rico Comwlth Ser A ETM                                5.50%      10/1/2040            AAA           1,000         1,079,300

Saline MI Area Schs(10)                                      5.50%       5/1/2015            AAA             750           774,367
                                                                                                                   ---------------
TOTAL                                                                                                                   18,642,885
                                                                                                                   ---------------

TRANSPORTATION 4.29%

Kent Cnty MI Arpt Fac Rev Ref
Kent Cnty Intl Arpt                                          5.00%       1/1/2020            AAA             700           725,046

MI St Comprehensive Ser B(11)                                5.25%      5/15/2020            AAA           1,000         1,087,440

MI St Comprehensive Transn Ref Ser A(11)                     5.00%      11/1/2021            AAA             700           734,811

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                                  9.277%       1/1/2010              A(b)          500           595,900
                                                                                                                   ---------------
TOTAL                                                                                                                    3,143,197
                                                                                                                   ---------------

WATER/SEWER 10.38%

Detroit MI Disp Rev Ref Ser B(15)                            5.25%       7/1/2021            AAA             805           832,789

Detroit MI Disp Rev Ref Sr
Lien Ser A(11)                                               5.00%       7/1/2028            AAA           1,000         1,024,830

Detroit MI Wtr Supply Sys
Sr Lien Ser A(15)                                            5.00%       7/1/2034            AAA           1,000         1,020,510

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Grand Rapids MI Santn Swr Sys
Rev Ref & Impt Ser A(10)                                     4.75%       1/1/2028            AAA      $    1,050   $     1,046,997

Lansing MI Bd Wtr & Lt Wtr
Supply Steam & Elec Util Sys(11)                             5.00%       7/1/2022            AAA           1,865         1,964,703

MI Muni Bd Auth Rev
Drinking Wtr St Revolving Fd                                 5.00%      10/1/2024            AAA           1,000         1,038,000

Muskegon Heights MI Wtr Sys Ser A(15)                       5.625%      11/1/2020            Aaa             300           334,593

Muskegon Heights MI Wtr Sys Ser A(15)                       5.625%      11/1/2025            Aaa             320           348,678
                                                                                                                   ---------------
TOTAL                                                                                                                    7,611,100
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS 97.36% (Cost $66,639,082)                                                                         71,354,441
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 2.64%                                                                     1,935,620
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $    73,290,061
                                                                                                                   ===============

SCHEDULE OF INVESTMENTS
PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2004

MUNICIPAL BONDS 98.39%

EDUCATION 18.52%

Lehigh Cnty PA Gen Purp Auth
Rev Desales Univ Pj(16)                                     5.125%     12/15/2023             AA           1,000         1,042,370

PA St Higher Ed Fac Auth
Drexel Univ                                                  6.00%       5/1/2029              A             800           861,720

PA St Higher Ed Fac Auth
Moravian College Pj                                         5.375%       7/1/2031             AA           1,000         1,035,020

PA St Higher Ed Fac Auth Univ
of the Arts(16)                                             5.625%      3/15/2025             AA           1,000         1,048,350

PA St Higher Ed Fac Auth Univ
of the Arts(16)                                              5.75%      3/15/2030             AA             500           530,860

PA St Higher Ed Facs Auth Rev
Lafayette College Pj                                         6.00%       5/1/2030            AA-           1,425         1,596,997

PA St Higher Ed Facs Auth Rev
Univ Sciences Phil(15)                                       5.25%      11/1/2025            AAA           1,000         1,044,220

PA St Higher Ed Facs Auth Rev
Drexel Univ Ser A                                            5.20%       5/1/2032              A             600           619,122

PA St Higher Ed Facs Auth Rev
Univ of Scranton(2)                                          5.75%      11/1/2017            AAA           1,000         1,132,310

PA St Higher Ed Facs Auth Rev
Ursinus College(16)                                          5.50%       1/1/2024             AA           1,000         1,069,290

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Philadelphia PA Auth Ind Dev
Rev Ed Cmnty Fgn Med Grads(15)                               5.00%       6/1/2015            AAA      $      250   $       264,865

Philadelphia PA Sch Dist(10)                                 5.25%       6/1/2034            AAA           3,000         3,119,610

Quaker Vly PA Sch Dist(11)                                   5.50%       4/1/2025            Aaa             800           876,760

State Pub Sch Bldg Auth PA
College Rev(2)                                        Zero Coupon       7/15/2014            AAA             295           198,942

State Pub Sch Bldg Auth PA
College Rev(2)                                        Zero Coupon       7/15/2015            AAA             295           189,880

State Pub Sch Bldg Auth PA
College Rev(2)                                        Zero Coupon       7/15/2016            AAA             295           179,974

State Pub Sch Bldg Auth PA
Jefferson Cnty Dubois Tech Sch(10)                           5.00%       2/1/2029            AAA           1,000         1,024,900

State Pub Sch Bldg Auth PA
Rev Del Cnty Cmnty College Pj(15)                            5.50%      10/1/2020            AAA             800           883,496

State Pub Sch Bldg Auth PA
Sch Rev Lease Phil Sch(11)                                   5.25%       6/1/2027            AAA           1,000         1,051,750
                                                                                                                   ---------------
TOTAL                                                                                                                   17,770,436
                                                                                                                   ---------------

GENERAL OBLIGATION 14.21%

Delaware Vly PA Regl Fin
Auth Loc Govt Rev Ser C(2)                                   7.75%       7/1/2027            AAA           1,000         1,393,250

Mifflin Cnty PA(10)                                         5.625%       9/1/2031            AAA           2,500         2,720,900

Montgomery Cnty PA                                           5.00%      9/15/2022            Aaa             625           655,600

Pennsbury PA Sch Dist(10)                                    5.50%      1/15/2020            Aaa           1,000         1,107,100

Philadelphia PA Sch Dist Ser B(10)                          5.625%       8/1/2021            AAA           1,000         1,099,000

Philadelphia PA Sch Dist Ser B(10)                          5.625%       8/1/2022            AAA           1,000         1,094,110

Plum Boro PA Sch Dist(10)                                    5.25%      9/15/2030            AAA           1,000         1,035,230

Puerto Rico Comwlth Pub Impt Ser A(d)                        5.00%       7/1/2034             A-             500           504,570

Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                               5.375%       7/1/2028             A-           1,825         1,891,047

Tredyffrin Easttown PA Sch Dist                              5.50%      2/15/2017            Aaa           1,000         1,108,460

West Middlesex Area Sch Dist PA(10)                          5.15%     12/15/2030            AAA           1,000         1,027,130
                                                                                                                   ---------------
TOTAL                                                                                                                   13,636,397
                                                                                                                   ---------------

HEALTHCARE 4.71%

Allegheny Cnty PA Hosp Dev
Catholic Hlth East Issue                                     5.50%     11/15/2032              A           1,500         1,533,360

Delaware Cnty PA Auth Hosp
Rev Crozer Chester Med Ctr(1)(3)                            5.375%      12/1/2018              A           1,000         1,038,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Ind Tourist Ed
Mutuo Oblig Grp Ser A(15)                                    6.25%       7/1/2024            AAA      $      850   $       875,398

York Cnty PA Hosp Auth Rev
York Hosp(2)                                                 5.25%       7/1/2017            AAA           1,000         1,073,930
                                                                                                                   ---------------
TOTAL                                                                                                                    4,521,588
                                                                                                                   ---------------

INDUSTRIAL 5.10%

Allegheny Cnty PA Indl Dev
Auth Rev Envr Impt USX Pj                                    6.10%      7/15/2020           BBB+           1,000         1,053,380

Bradford Cnty PA Ind Dev Auth
Intl Paper Co Pj Ser A AMT                                   6.60%       3/1/2019            BBB           1,250         1,290,400

Philadelphia PA Auth For Indl
Dev Lease Rev Ser B(11)                                     5.125%      10/1/2026            AAA           1,000         1,035,440

York Cnty PA Ind Dev Auth
Poll Ctrl Rev Svc Elec & Gas Ser A(15)                       6.45%      10/1/2019            AAA           1,475         1,511,934
                                                                                                                   ---------------
TOTAL                                                                                                                    4,891,154
                                                                                                                   ---------------

LEASE 1.94%

West Middlesex Area Sch Dist
PA Cap Apprec Ser A(11)                               Zero Coupon       6/15/2032            AAA             935           217,257

York PA Gen Auth Gtd Rev
York City Recreation Corp(2)                                 5.50%       5/1/2018            AAA           1,475         1,642,235
                                                                                                                   ---------------
TOTAL                                                                                                                    1,859,492
                                                                                                                   ---------------

MISCELLANEOUS 6.37%

Allegheny Cnty PA Redev Auth
Tax Inc Rev Wtrfrt Pj Ser A                                  6.30%     12/15/2018             A-(c)        1,000         1,115,940

Montgomery Cnty PA Ind Dev
Auth Rev Hill Sch Pj(15)                                     5.35%      8/15/2027            Aaa           2,250         2,354,782

Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser I GTD                                         5.375%       7/1/2034             A-           1,000         1,044,240

Washington Cnty PA Auth Rev
Cap Fdg Rev Pj & Equip Prog(2)                               6.15%      12/1/2029            AAA           1,525         1,594,830
                                                                                                                   ---------------
TOTAL                                                                                                                    6,109,792
                                                                                                                   ---------------

PRE-REFUNDED 23.82%

Allegheny Cnty PA Port Auth
Spl Rev Transn(15)                                           6.00%       3/1/2013            AAA           2,000         2,305,460

Allegheny Cnty PA Port Auth
Spl Rev Transn(15)                                          6.125%       3/1/2029            AAA             500           578,955

Bethlehem PA Area Sch Dist(15)                               6.00%       3/1/2016            AAA           1,000         1,058,880

Childrens Trst FD PR Tob Set Rev                             6.00%       7/1/2026            AAA             750           869,483

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
PA Conv Ctr Auth Rev Ser A ETM(10)                           6.70%       9/1/2016            AAA      $      855   $     1,046,511

PA Intergovt Coop Auth Spl
Tax Rev Funding Prog(10)                                     6.75%      6/15/2021            AAA           2,000         2,071,920

Philadelphia PA Gas Wks Rev
Twelfth Ser B ETM(15)                                        7.00%      5/15/2020            AAA           2,220         2,805,303

Philadelphia PA Sch Dist Ser A(11)                           5.50%       2/1/2031            AAA             500           572,760

Philadelphia PA Sch Dist Ser A(11)                           5.75%       2/1/2019            AAA             450           517,968

Philadelphia PA Sch Dist Ser A(11)                           5.75%       2/1/2020            AAA             250           287,760

Philadelphia PA Sch Dist Ser A(11)                           5.75%       2/1/2021            AAA             500           575,520

Philadelphia PA Sch Dist Ser A(11)                           5.75%       2/1/2030            AAA           1,250         1,438,800

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2026              A           1,000         1,078,650

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser B                                        6.00%       7/1/2026              A             500           521,325

Puerto Rico Comwlth Pub Impt Ser A                          5.375%       7/1/2028            AAA             925         1,058,098

Puerto Rico Elec Pwr Auth Rev Ser X                          6.00%       7/1/2015             A-           1,000         1,052,930

Puerto Rico Elec Pwr Auth Rev Ser X                         6.125%       7/1/2021            Aaa             500           526,920

Radnor Twp PA Sch Dist                                       5.75%      3/15/2026            Aa3           1,200         1,308,024

Riverside PA Sch Dist(10)                                    5.50%     10/15/2020            AAA           1,000         1,136,320

State Pub Sch Bldg Auth PA
Northhampton Area Cmnty College(2)                           5.75%       3/1/2020            AAA           1,775         2,046,664
                                                                                                                   ---------------
TOTAL                                                                                                                   22,858,251
                                                                                                                   ---------------

TRANSPORTATION 17.95%

Allegheny Cnty PA Arpt Rev(15)                               5.00%       1/1/2017            AAA           1,000         1,044,420

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser A(11)                                5.20%       1/1/2027            AAA           1,000         1,044,650

Delaware River Port Auth PA &
NJ Rev(11)                                                   6.00%       1/1/2019            AAA           1,000         1,140,740

PA St Tpk Comm(2)                                            5.50%      7/15/2033            AAA           3,000         3,235,650

PA St Tpk Comm Tpk Ser A(2)                                  5.25%      12/1/2032            AAA           1,000         1,054,700

Puerto Rico Comwlth Hwy Ser G(10)                            5.25%       7/1/2020            AAA           1,000         1,096,000

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2036              A           2,000         2,133,640

Puerto Rico Comwlth Hwy
Transn Auth Rev Rites RIBs                                  9.277%       1/1/2010              A(b)        2,750         3,277,450

Puerto Rico Comwlth Hwy
Transn Auth Rev Ser D                                        5.75%       7/1/2041              A           2,000         2,191,800

Puerto Rico Port Auth Rev Ser D AMT(10)                      7.00%       7/1/2014            AAA           1,000         1,004,290
                                                                                                                   ---------------
TOTAL                                                                                                                   17,223,340
                                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2004

                                                                                         RATING:       PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                  RATE            DATE     MOODY'S(a)           (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 5.77%

Allegheny Cnty PA San Auth Swr Rev(15)                      5.375%      12/1/2024            AAA      $    2,000   $     2,152,740

Bucks Cnty PA Wtr & Swr Auth
Neshaminy Interceptor Swr Sys(2)                             5.50%       6/1/2017            Aaa             465           510,477

Bucks Cnty PA Wtr & Swr Auth
Rev Ser A(2)                                                 5.00%       6/1/2024            AAA           1,000         1,036,610

Luzerne Cnty PA Indl Dev Auth
PA Amern Wtr Co Ser A AMT(2)                                 5.10%       9/1/2034            AAA           1,000         1,006,930

North Huntingdon Twp PA GTD(2)                               5.25%       4/1/2019            AAA             760           834,290
                                                                                                                   ---------------
TOTAL                                                                                                                    5,541,047
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS 98.39% (Cost $88,169,820)                                                                         94,411,497
                                                                                                                   ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.61%                                                                     1,542,332
                                                                                                                   ---------------
NET ASSETS 100.00%                                                                                                 $    95,953,829
                                                                                                                   ===============

 (a) Unaudited.
 (b) This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.
 (c) This investment has been rated by Fitch IBCA.
 (d) Security purchased on a when-issued basis.
  ** Deferred-interest municipals pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
   # Variable rate security. This interest rate represents the rate at September
     30, 2004.
   + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 AMT-Income from this security may be subject to Alternative Minimum Tax. COP-Certificates of Participation.
 ETM-Escrow to Maturity.
 GTD-Guaranteed.
 Pre-Refunded Bonds-A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.
 PSF-Permanent School Fund.
RITES-Residual Interest Tax-Exempt Security.
 RIBs-Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 2004.
 NR-Not Rated.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
 (1) American Capital Access Holdings Ltd.
 (2) AMBAC Assurance Corporation
 (3) Certified Bond Insurance
 (4) College Construction Loan Insurance Association
 (5) Custodian Receipt
 (6) Department of Housing and Urban Development
 (7) Federal Home Loan Mortgage Corporation
 (8) Federal Housing Administration
 (9) Federal National Mortgage Association
(10) Financial Guaranty Insurance Company
(11) Financial Security Assurance Inc.
(12) Government National Mortgage Association
(13) Government National Mortgage Association/Federal National Mortgage Association
(14) Insurance Bond Certificate
(15) Municipal Bond Investors Assurance Corporation
(16) Radian Asset Assurance Inc.
(17) Temporary Custodial Receipts
(18) Department of Veterans Affairs
(19) XL Capital Assurance Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004

                                                            NATIONAL        CALIFORNIA
ASSETS:
   Investment in securities, at cost                 $   544,475,036   $   168,799,487
--------------------------------------------------------------------------------------
   Investment in securities, at value                $   577,672,992   $   178,146,296
   Cash                                                       47,728                 -
   Receivables:
     Interest and dividends                                8,304,644         2,260,470
     Investment securities sold                           10,708,828                 -
     Capital shares sold                                     332,759             3,740
     From advisor                                            166,632                 -
   Prepaid expenses and other assets                          38,814            17,210
--------------------------------------------------------------------------------------
   TOTAL ASSETS                                          597,272,397       180,427,716
--------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                      15,870,601                 -
     Capital shares reacquired                               385,142            48,784
     Management fees                                         234,759            72,340
     12b-1 distribution fees                                 270,669            85,660
     Fund administration                                      20,076             6,252
     Directors' fees                                         296,431           174,609
     To bank                                                       -           135,667
   Dividends payable                                       1,805,817           558,136
   Accrued expenses and other liabilities                    198,359           122,853
--------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      19,081,854         1,204,301
======================================================================================
NET ASSETS                                           $   578,190,543   $   179,223,415
======================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                      $   564,991,786   $   174,328,022
Distributions in excess of net investment income          (1,980,040)         (356,004)
Accumulated net realized loss on investments             (18,019,159)       (4,095,412)
Net unrealized appreciation on investments                33,197,956         9,346,809
--------------------------------------------------------------------------------------
NET ASSETS                                           $   578,190,543   $   179,223,415
======================================================================================
NET ASSETS BY CLASS:
Class A Shares                                       $   500,519,055   $   165,270,535
Class B Shares                                       $    34,262,960                 -
Class C Shares                                       $    43,408,528   $    13,952,880

OUTSTANDING SHARES BY CLASS*:
Class A Shares                                            43,567,626        15,215,599
Class B Shares                                             2,975,080                 -
Class C Shares                                             3,773,342         1,283,665

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                       $         11.49   $         10.86
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)      $         11.88   $         11.22
Class B Shares-Net asset value                       $         11.52                 -
Class C Shares-Net asset value                       $         11.50   $         10.87
======================================================================================

*LORD ABBETT TAX-FREE INCOME FUND, INC. HAS 1,000,000,000 AUTHORIZED SHARES OF
 CAPITAL STOCK (PAR VALUE $.001) OF WHICH 900,000,000 ARE ISSUED AND ALLOCATED AS FOLLOWS: 150,000,000 TO NATIONAL, 110,000,000 TO EACH OF CALIFORNIA, NEW JERSEY, AND NEW YORK, AND 70,000,000 TO EACH OF CONNECTICUT, HAWAII, MINNESOTA, MISSOURI, TEXAS, AND WASHINGTON. LORD ABBETT TAX-FREE INCOME TRUST HAS AN UNLIMITED NUMBER OF SHARES OF BENEFICAL INTEREST AUTHORIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                       CONNECTICUT          HAWAII       MINNESOTA        MISSOURI      NEW JERSEY
ASSETS:
   Investment in securities, at cost                 $  82,929,439   $  63,038,754   $  36,372,712   $ 141,120,966   $ 129,516,399
----------------------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                $  88,665,289   $  68,043,102   $  37,964,536   $ 148,762,828   $ 138,262,646
   Cash                                                    157,084         664,423         170,934       3,815,710          23,999
   Receivables:
     Interest and dividends                              1,313,437         981,087         423,277       2,046,906       1,938,817
     Investment securities sold                          1,010,000               -          65,000       1,792,612          56,128
     Capital shares sold                                    44,618         281,158          67,123         234,926          49,530
     From advisor                                                -               -               -               -               -
   Prepaid expenses and other assets                         2,486           1,939             469          18,603          14,600
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                         91,192,914      69,971,709      38,691,339     156,671,585     140,345,720
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                       740,175               -               -               -               -
     Capital shares reacquired                              15,483          40,005          39,540          42,038         206,035
     Management fees                                        36,540          22,600          15,427          63,067          57,032
     12b-1 distribution fees                                39,822          33,344               -          54,022          65,825
     Fund administration                                     2,713           2,431           1,316           5,383           4,898
     Directors' fees                                        26,451          19,280           1,507          29,807          44,760
     To bank                                                     -               -               -               -               -
   Dividends payable                                       302,696         226,522         121,133         506,552         450,646
   Accrued expenses and other liabilities                   44,095          29,847          24,507          64,510          54,676
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     1,207,975         374,029         203,430         765,379         883,872
==================================================================================================================================
NET ASSETS                                           $  89,984,939   $  69,597,680   $  38,487,909   $ 155,906,206   $ 139,461,848
==================================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                      $  86,198,972   $  67,295,153   $  37,682,202   $ 149,153,738   $ 136,793,740
Distributions in excess of net investment income          (291,576)       (218,057)       (102,188)       (509,947)       (458,689)
Accumulated net realized loss on investments            (1,658,307)     (2,483,764)       (683,929)       (379,447)     (5,619,450)
Net unrealized appreciation on investments               5,735,850       5,004,348       1,591,824       7,641,862       8,746,247
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $  89,984,939   $  69,597,680   $  38,487,909   $ 155,906,206   $ 139,461,848
==================================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                       $  89,984,939   $  69,597,680   $  38,487,909   $ 155,906,206   $ 139,461,848
Class B Shares                                                   -               -               -               -               -
Class C Shares                                                   -               -               -               -               -

OUTSTANDING SHARES BY CLASS*:
Class A Shares                                           8,477,769      13,688,781       7,468,652      29,215,375      26,917,574
Class B Shares                                                   -               -               -               -               -
Class C Shares                                                   -               -               -               -               -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                       $       10.61   $        5.08   $        5.15   $        5.34   $        5.18
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)      $       10.97   $        5.25   $        5.32   $        5.52   $        5.35
Class B Shares-Net asset value                                   -               -               -               -               -
Class C Shares-Net asset value                                   -               -               -               -               -
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEPTEMBER 30, 2004

                                                                      NEW YORK              TEXAS
ASSETS:
   Investment in securities, at cost                           $   230,180,256    $    68,248,282
-------------------------------------------------------------------------------------------------
   Investment in securities, at value                          $   247,877,286    $    75,444,964
   Cash                                                                      -            100,510
   Receivables:
     Interest and dividends                                          3,461,816          1,210,713
     Investment securities sold                                      4,823,998                  -
     Capital shares sold                                                22,600              9,570
     From advisor                                                      107,241                  -
   Prepaid expenses and other assets                                     5,107             12,414
-------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                    256,298,048         76,778,171
-------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                 3,801,638            760,428
     Capital shares reacquired                                         272,872                  -
     Management fees                                                   101,243             30,717
     12b-1 distribution fees                                           120,942             66,252
     Fund administration                                                 8,667              2,725
     Directors'/Trustees' fees                                         145,272             32,261
     To bank                                                         1,249,261                  -
   Dividends payable                                                   839,702            262,891
   Accrued expenses and other liabilities                               92,520             36,607
-------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                 6,632,117          1,191,881
=================================================================================================
NET ASSETS                                                     $   249,665,931    $    75,586,290
=================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $   235,567,466    $    72,468,291
Undistributed (distributions in excess of)
   net investment income                                              (974,204)          (221,234)
Accumulated net realized loss on investments                        (2,624,361)        (3,857,449)
Net unrealized appreciation on investments                          17,697,030          7,196,682
-------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   249,665,931    $    75,586,290
=================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $   237,348,756    $    75,586,290
Class B Shares                                                               -                  -
Class C Shares                                                 $    12,317,175                  -
Class P Shares                                                               -                  -

OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                      20,810,390          7,353,784
Class B Shares                                                               -                  -
Class C Shares                                                       1,080,066                  -
Class P Shares                                                               -                  -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $         11.41    $         10.28
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                $         11.79    $         10.63
Class B Shares-Net asset value                                               -                  -
Class C Shares-Net asset value                                 $         11.40                  -
Class P Shares-Net asset value                                               -                  -
=================================================================================================

*LORD ABBETT TAX-FREE INCOME FUND, INC. HAS 1,000,000,000 AUTHORIZED SHARES OF
 CAPITAL STOCK (PAR VALUE $.001) OF WHICH 900,000,000 ARE ISSUED AND ALLOCATED AS FOLLOWS: 150,000,000 TO NATIONAL, 110,000,000 TO EACH OF CALIFORNIA, NEW JERSEY, AND NEW YORK, AND 70,000,000 TO EACH OF CONNECTICUT, HAWAII, MINNESOTA, MISSOURI, TEXAS, AND WASHINGTON. LORD ABBETT TAX-FREE INCOME TRUST HAS AN UNLIMITED NUMBER OF SHARES OF BENEFICAL INTEREST AUTHORIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                       INSURED
                                                                    WASHINGTON       INTERMEDIATE            FLORIDA
ASSETS:
   Investment in securities, at cost                           $    45,136,099    $     9,857,685    $    71,865,419
--------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                          $    48,555,388    $    10,037,346    $    77,867,283
   Cash                                                                      -             84,208                  -
   Receivables:
     Interest and dividends                                            754,451            108,749          1,404,015
     Investment securities sold                                        250,000                  -            246,307
     Capital shares sold                                                68,765             79,796             38,012
     From advisor                                                            -             27,856                  -
   Prepaid expenses and other assets                                       641                 76             44,881
--------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                     49,629,245         10,338,031         79,600,498
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                         -            280,508                  -
     Capital shares reacquired                                         190,037             27,362            222,875
     Management fees                                                    20,751              3,555             32,622
     12b-1 distribution fees                                                 -              5,427             44,916
     Fund administration                                                 1,684                316              2,766
     Directors'/Trustees' fees                                          16,410              2,917             39,600
     To bank                                                           350,480                  -             16,576
   Dividends payable                                                   182,347             18,161            272,158
   Accrued expenses and other liabilities                               33,053             21,526             49,814
--------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   794,762            359,772            681,327
====================================================================================================================
NET ASSETS                                                     $    48,834,483    $     9,978,259    $    78,919,171
====================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $    47,623,168    $     9,936,239    $    79,546,941
Undistributed (distributions in excess of)
   net investment income                                               308,094              2,489           (200,992)
Accumulated net realized loss on investments                        (2,516,068)          (140,130)        (6,428,642)
Net unrealized appreciation on investments                           3,419,289            179,661          6,001,864
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $    48,834,483    $     9,978,259    $    78,919,171
====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $    48,834,483    $     6,359,746    $    72,994,723
Class B Shares                                                               -    $       311,100                  -
Class C Shares                                                               -    $     3,297,167    $     5,924,448
Class P Shares                                                               -    $        10,246                  -

OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                       9,456,786            639,156         15,156,880
Class B Shares                                                               -             31,298                  -
Class C Shares                                                               -            331,761          1,227,819
Class P Shares                                                               -              1,030                  -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $          5.16    $          9.95    $          4.82
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                $          5.33    $         10.28    $          4.98
Class B Shares-Net asset value                                               -    $          9.94                  -
Class C Shares-Net asset value                                               -    $          9.94    $          4.83
Class P Shares-Net asset value                                               -    $          9.95                  -
====================================================================================================================

                                                                       GEORGIA           MICHIGAN       PENNSYLVANIA
ASSETS:
   Investment in securities, at cost                           $    84,080,180    $    66,639,082    $    88,169,820
--------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                          $    88,300,129    $    71,354,441    $    94,411,497
   Cash                                                                      -          3,267,268          1,311,029
   Receivables:
     Interest and dividends                                          1,338,228          1,236,979          1,245,842
     Investment securities sold                                      2,054,722                  -                  -
     Capital shares sold                                               256,320              7,664             41,831
     From advisor                                                            -                  -                  -
   Prepaid expenses and other assets                                     1,094                893              3,015
--------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                     91,950,493         75,867,245         97,013,214
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                 1,916,710          2,137,212            506,885
     Capital shares reacquired                                          38,404            107,452             69,516
     Management fees                                                    35,974             29,674             38,729
     12b-1 distribution fees                                                 -                  -             47,203
     Fund administration                                                 3,078              2,518              3,312
     Directors'/Trustees' fees                                           1,283              9,850             20,913
     To bank                                                           136,070                  -                  -
   Dividends payable                                                   290,010            244,358            319,734
   Accrued expenses and other liabilities                               48,718             46,120             53,093
--------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                 2,470,247          2,577,184          1,059,385
====================================================================================================================
NET ASSETS                                                     $    89,480,246    $    73,290,061    $    95,953,829
====================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $    85,455,261    $    70,808,460    $    91,034,083
Undistributed (distributions in excess of)
   net investment income                                                81,301           (216,216)          (331,017)
Accumulated net realized loss on investments                          (276,265)        (2,017,542)          (990,914)
Net unrealized appreciation on investments                           4,219,949          4,715,359          6,241,677
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $    89,480,246    $    73,290,061    $    95,953,829
====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $    89,480,246    $    73,290,061    $    95,953,829
Class B Shares                                                               -                  -                  -
Class C Shares                                                               -                  -                  -
Class P Shares                                                               -                  -                  -

OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                      15,831,438         13,767,263         18,164,894
Class B Shares                                                               -                  -                  -
Class C Shares                                                               -                  -                  -
Class P Shares                                                               -                  -                  -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $          5.65    $          5.32    $          5.28
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                $          5.84    $          5.50    $          5.46
Class B Shares-Net asset value                                               -                  -                  -
Class C Shares-Net asset value                                               -                  -                  -
Class P Shares-Net asset value                                               -                  -                  -
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                            NATIONAL        CALIFORNIA
INVESTMENT INCOME:
Interest                                             $    29,912,724   $     9,224,650
Dividends                                                    106,905             8,253
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                   30,019,629         9,232,903
--------------------------------------------------------------------------------------
EXPENSES:
Management fees                                            2,985,227           932,702
12b-1 distribution plan-Class A                            1,798,209           615,629
12b-1 distribution plan-Class B                              366,997                 -
12b-1 distribution plan-Class C                              467,459           147,739
Shareholder servicing                                        343,644            87,203
Professional                                                  81,314            36,510
Reports to shareholders                                       58,940            18,388
Fund administration                                          238,818            74,616
Custody                                                       39,277             7,863
Directors' fees                                               17,508             6,292
Registration                                                  52,151             6,589
Other                                                         51,111             1,906
--------------------------------------------------------------------------------------
Gross expenses                                             6,500,655         1,935,437
   Expense reductions                                         (5,752)           (2,111)
   Expenses assumed by advisor                              (208,299)                -
--------------------------------------------------------------------------------------
NET EXPENSES                                               6,286,604         1,933,326
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                     23,733,025         7,299,577
======================================================================================
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                   (2,244,311)          357,488
Net change in unrealized appreciation
  (depreciation) on investments                            1,250,648           768,708
======================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                     (993,663)        1,126,196
======================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $    22,739,362   $     8,425,773
======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                       CONNECTICUT          HAWAII       MINNESOTA        MISSOURI      NEW JERSEY
INVESTMENT INCOME:
Interest                                             $   4,687,847   $   3,660,262   $   1,801,044   $   7,479,830   $   7,571,479
Dividends                                                    3,085               -               -               -           8,963
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                  4,690,932       3,660,262       1,801,044       7,479,830       7,580,442
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                            460,945         355,951         192,502         769,399         732,373
12b-1 distribution plan-Class A                            325,932         265,335               -         555,729         526,202
12b-1 distribution plan-Class B                                  -               -               -               -               -
12b-1 distribution plan-Class C                                  -               -               -               -               -
Shareholder servicing                                       45,351          33,994          24,693          89,487          77,463
Professional                                                25,562          17,601          17,736          33,167          32,124
Reports to shareholders                                      8,997           6,681           3,940          16,041          14,038
Fund administration                                         36,876          28,476          15,400          61,552          58,590
Custody                                                      6,146           5,770           1,461           8,526           8,575
Directors' fees                                              2,960           2,141             805           4,025           4,949
Registration                                                 4,850           3,523           1,467          10,540           5,827
Other                                                        5,848           1,653           4,334          12,570           4,320
----------------------------------------------------------------------------------------------------------------------------------
Gross expenses                                             923,467         721,125         262,338       1,561,036       1,464,461
   Expense reductions                                       (1,229)         (2,683)         (1,792)         (8,808)         (1,636)
   Expenses assumed by advisor                                   -               -               -               -               -
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                               922,238         718,442         260,546       1,552,228       1,462,825
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    3,768,694       2,941,820       1,540,498       5,927,602       6,117,617
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                    129,772          84,687          18,867           3,280          (7,949)
Net change in unrealized appreciation
  (depreciation) on investments                            453,352        (147,263)          4,593        (250,775)       (590,297)
==================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                    583,124         (62,576)         23,460        (247,495)       (598,246)
==================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $   4,351,818   $   2,879,244   $   1,563,958   $   5,680,107   $   5,519,371
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                             NEW YORK             TEXAS
INVESTMENT INCOME:
Interest                                               $   13,184,764    $    4,161,972
Dividends                                                      30,920             9,416
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                    13,215,684         4,171,388
---------------------------------------------------------------------------------------
EXPENSES:
Management fees                                             1,270,689           390,071
12b-1 distribution plan-Class A                               836,419           283,036
12b-1 distribution plan-Class B                                     -                 -
12b-1 distribution plan-Class C                               129,762                 -
12b-1 distribution plan-Class P                                     -                 -
Shareholder servicing                                         140,830            38,581
Professional                                                   43,156            26,370
Reports to shareholders                                        24,801             6,581
Fund administration                                           101,655            31,206
Custody                                                        16,156             4,996
Directors'/Trustees' fees                                       6,439             2,435
Registration                                                   10,698            43,019
Offering                                                            -                 -
Other                                                          11,633             2,264
---------------------------------------------------------------------------------------
Gross expenses                                              2,592,238           828,559
   Expense reductions                                          (4,794)           (1,235)
   Expenses assumed by advisor                               (131,074)                -
   Management fee waived                                            -                 -
---------------------------------------------------------------------------------------
NET EXPENSES                                                2,456,370           827,324
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      10,759,314         3,344,064
=======================================================================================
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                      (345,225)           31,927
Net change in unrealized appreciation(depreciation)
   on investments                                              24,685          (666,009)
=======================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                      (320,540)         (634,082)
=======================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $   10,438,774    $    2,709,982
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             INSURED
                                                           WASHINGTON      INTERMEDIATE           FLORIDA           GEORGIA
INVESTMENT INCOME:
Interest                                               $    2,590,572    $      211,400    $    4,316,669    $    4,243,993
Dividends                                                      10,382             1,806            11,834                 -
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     2,600,954           213,206         4,328,503         4,243,993
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                               250,845            32,493           411,289           442,203
12b-1 distribution plan-Class A                                     -            17,150           269,562                 -
12b-1 distribution plan-Class B                                     -             3,548                 -                 -
12b-1 distribution plan-Class C                                     -            19,977            62,597                 -
12b-1 distribution plan-Class P                                     -                45                 -                 -
Shareholder servicing                                          32,327             2,104            48,432            54,043
Professional                                                   17,635            17,994            33,099            34,722
Reports to shareholders                                         4,938               641             6,751             7,559
Fund administration                                            20,068             2,888            32,903            35,376
Custody                                                         3,716             2,070             6,073             3,652
Directors'/Trustees' fees                                       1,436             2,358             2,753             1,541
Registration                                                   10,219            28,111             4,661             4,100
Offering                                                            -            46,850                 -                 -
Other                                                           8,509            10,358             2,896             6,795
---------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                349,693           186,587           881,016           589,991
   Expense reductions                                            (852)             (833)           (1,306)           (4,410)
   Expenses assumed by advisor                                      -          (117,492)                -                 -
   Management fee waived                                            -           (32,493)                -                 -
---------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                  348,841            35,769           879,710           585,581
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       2,252,113           177,437         3,448,793         3,658,412
===========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                      (321,373)          (65,122)          138,092          (125,302)
Net change in unrealized appreciation(depreciation)
   on investments                                             (45,383)           93,702        (1,428,793)          336,193
===========================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                      (366,756)           28,580        (1,290,701)          210,891
===========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $    1,885,357    $      206,017    $    2,158,092    $    3,869,303
===========================================================================================================================

                                                             MICHIGAN      PENNSYLVANIA
INVESTMENT INCOME:
Interest                                               $    3,485,162    $    5,036,529
Dividends                                                           -                 -
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     3,485,162         5,036,529
---------------------------------------------------------------------------------------
EXPENSES:
Management fees                                               358,606           487,733
12b-1 distribution plan-Class A                                     -           298,467
12b-1 distribution plan-Class B                                     -                 -
12b-1 distribution plan-Class C                                     -                 -
12b-1 distribution plan-Class P                                     -                 -
Shareholder servicing                                          49,450            60,242
Professional                                                   31,475            36,024
Reports to shareholders                                         6,173             8,075
Fund administration                                            28,688            39,019
Custody                                                         2,521             4,883
Directors'/Trustees' fees                                       1,564             2,881
Registration                                                    5,623             6,430
Offering                                                            -                 -
Other                                                             678             2,463
---------------------------------------------------------------------------------------
Gross expenses                                                484,778           946,217
   Expense reductions                                          (3,136)           (4,366)
   Expenses assumed by advisor                                      -                 -
   Management fee waived                                            -                 -
---------------------------------------------------------------------------------------
NET EXPENSES                                                  481,642           941,851
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       3,003,520         4,094,678
=======================================================================================
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                      (111,469)           71,748
Net change in unrealized appreciation(depreciation)
   on investments                                            (317,711)          106,952
=======================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                      (429,180)          178,700
=======================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $    2,574,340    $    4,273,378
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED SEPTEMBER 30, 2004

INCREASE (DECREASE) IN NET ASSETS                            NATIONAL        CALIFORNIA
OPERATIONS:
Net investment income                                  $   23,733,025    $    7,299,577
Net realized gain (loss) on investments                    (2,244,311)          357,488
Net change in unrealized appreciation(depreciation)
   on investments                                           1,250,648           768,708
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       22,739,362         8,425,773
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                (21,073,022)       (6,995,209)
   Class B                                                 (1,257,674)                -
   Class C                                                 (1,609,329)         (504,685)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (23,940,025)       (7,499,894)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                          47,752,580        15,171,634
Reinvestment of distributions                              15,773,645         4,213,091
Cost of shares reacquired                                 (88,424,680)      (35,426,256)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS              (24,898,455)      (16,041,531)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                     (26,099,118)      (15,115,652)
=======================================================================================
NET ASSETS:
Beginning of year                                         604,289,661       194,339,067
---------------------------------------------------------------------------------------
END OF YEAR                                            $  578,190,543    $  179,223,415
=======================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME       $   (1,980,040)   $     (356,004)
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                         CONNECTICUT            HAWAII         MINNESOTA          MISSOURI
OPERATIONS:
Net investment income                                  $    3,768,694    $    2,941,820    $    1,540,498    $    5,927,602
Net realized gain (loss) on investments                       129,772            84,687            18,867             3,280
Net change in unrealized appreciation(depreciation)
   on investments                                             453,352          (147,263)            4,593          (250,775)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        4,351,818         2,879,244         1,563,958         5,680,107
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (3,902,944)       (2,906,371)       (1,527,568)       (6,263,326)
   Class B                                                          -                 -                 -                 -
   Class C                                                          -                 -                 -                 -
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (3,902,944)       (2,906,371)       (1,527,568)       (6,263,326)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                           4,868,025         3,261,628         6,617,392        17,433,306
Reinvestment of distributions                               1,979,132         1,615,420         1,293,734         5,111,920
Cost of shares reacquired                                 (13,780,412)      (10,369,174)       (6,475,356)      (19,543,879)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS               (6,933,255)       (5,492,126)        1,435,770         3,001,347
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                      (6,484,381)       (5,519,253)        1,472,160         2,418,128
===========================================================================================================================
NET ASSETS:
Beginning of year                                          96,469,320        75,116,933        37,015,749       153,488,078
---------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                            $   89,984,939    $   69,597,680    $   38,487,909    $  155,906,206
===========================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME       $     (291,576)   $     (218,057)   $     (102,188)   $     (509,947)
===========================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                          NEW JERSEY
OPERATIONS:
Net investment income                                  $    6,117,617
Net realized gain (loss) on investments                        (7,949)
Net change in unrealized appreciation(depreciation)
   on investments                                            (590,297)
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        5,519,371
=====================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (6,146,663)
   Class B                                                          -
   Class C                                                          -
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (6,146,663)
=====================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                           9,433,698
Reinvestment of distributions                               3,509,645
Cost of shares reacquired                                 (26,651,225)
---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS              (13,707,882)
=====================================================================
NET INCREASE (DECREASE) IN NET ASSETS                     (14,335,174)
=====================================================================
NET ASSETS:
Beginning of year                                         153,797,022
---------------------------------------------------------------------
END OF YEAR                                            $  139,461,848
=====================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME       $     (458,689)
=====================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

YEAR ENDED SEPTEMBER 30, 2004

INCREASE (DECREASE) IN NET ASSETS                            NEW YORK             TEXAS
OPERATIONS:
Net investment income                                  $   10,759,314    $    3,344,064
Net realized gain (loss) on investments                      (345,225)           31,927
Net change in unrealized appreciation(depreciation)
   on investments                                              24,685          (666,009)
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       10,438,774         2,709,982
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                (10,434,743)       (3,377,784)
   Class B                                                          -                 -
   Class C                                                   (476,777)                -
   Class P                                                          -                 -
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (10,911,520)       (3,377,784)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                          17,285,278         4,368,880
Reinvestment of distributions                               6,459,408         2,453,832
Cost of shares reacquired                                 (33,138,106)       (9,754,104)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS               (9,393,420)       (2,931,392)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                      (9,866,166)       (3,599,194)
=======================================================================================
NET ASSETS:
Beginning of year                                         259,532,097        79,185,484
---------------------------------------------------------------------------------------
END OF YEAR                                            $  249,665,931    $   75,586,290
=======================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
   INVESTMENT INCOME                                   $     (974,204)   $     (221,234)
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              INSURED
INCREASE (DECREASE) IN NET ASSETS                          WASHINGTON      INTERMEDIATE           FLORIDA           GEORGIA
OPERATIONS:
Net investment income                                  $    2,252,113    $      177,437    $    3,448,793    $    3,658,412
Net realized gain (loss) on investments                      (321,373)          (65,122)          138,092          (125,302)
Net change in unrealized appreciation(depreciation)
   on investments                                             (45,383)           93,702        (1,428,793)          336,193
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        1,885,357           206,017         2,158,092         3,869,303
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (2,330,177)         (131,284)       (3,280,783)       (3,617,686)
   Class B                                                          -            (6,968)                -                 -
   Class C                                                          -           (38,441)         (228,100)                -
   Class P                                                          -              (253)                -                 -
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (2,330,177)         (176,946)       (3,508,883)       (3,617,686)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                           5,215,055         7,648,050        11,334,926        20,338,939
Reinvestment of distributions                               1,700,051           124,479         1,656,626         3,005,354
Cost of shares reacquired                                  (8,132,368)       (2,131,106)      (17,513,481)      (19,556,311)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS               (1,217,262)        5,641,423        (4,521,929)        3,787,982
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                      (1,662,082)        5,670,494        (5,872,720)        4,039,599
===========================================================================================================================
NET ASSETS:
Beginning of year                                          50,496,565         4,307,765        84,791,891        85,440,647
---------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                            $   48,834,483    $    9,978,259    $   78,919,171    $   89,480,246
===========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
   INVESTMENT INCOME                                   $      308,094    $        2,489    $     (200,992)   $       81,301
===========================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                            MICHIGAN      PENNSYLVANIA
OPERATIONS:
Net investment income                                  $    3,003,520    $    4,094,678
Net realized gain (loss) on investments                      (111,469)           71,748
Net change in unrealized appreciation(depreciation)
   on investments                                            (317,711)          106,952
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        2,574,340         4,273,378
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (2,991,011)       (4,086,719)
   Class B                                                          -                 -
   Class C                                                          -                 -
   Class P                                                          -                 -
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (2,991,011)       (4,086,719)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                          12,764,741         7,107,514
Reinvestment of distributions                               2,051,281         2,149,255
Cost of shares reacquired                                  (9,398,863)      (12,769,221)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                5,417,159        (3,512,452)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                       5,000,488        (3,325,793)
=======================================================================================
NET ASSETS:
Beginning of year                                          68,289,573        99,279,622
---------------------------------------------------------------------------------------
END OF YEAR                                            $   73,290,061    $   95,953,829
=======================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
   INVESTMENT INCOME                                   $     (216,216)   $     (331,017)
=======================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED SEPTEMBER 30, 2003

INCREASE (DECREASE) IN NET ASSETS                            NATIONAL        CALIFORNIA
OPERATIONS:
Net investment income                                  $   25,745,981    $    8,446,940
Net realized loss on investments                           (3,633,689)       (1,186,273)
Net change in unrealized appreciation(depreciation)
   on investments                                          (7,999,689)       (5,697,202)
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       14,112,603         1,563,465
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                (23,106,774)       (8,268,393)
   Class B                                                 (1,475,958)                -
   Class C                                                 (1,798,412)         (602,949)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (26,381,144)       (8,871,342)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                          87,871,238        21,862,214
Reinvestment of distributions                              17,228,752         4,746,343
Cost of shares reacquired                                (100,082,141)      (31,432,216)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                5,017,849        (4,823,659)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                      (7,250,692)      (12,131,536)
=======================================================================================
NET ASSETS:
Beginning of year                                         611,540,353       206,470,603
---------------------------------------------------------------------------------------
END OF YEAR                                            $  604,289,661    $  194,339,067
=======================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME       $   (1,835,360)   $     (139,549)
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                         CONNECTICUT            HAWAII         MINNESOTA          MISSOURI
OPERATIONS:
Net investment income                                  $    4,287,858    $    3,198,874    $    1,260,262    $    6,226,404
Net realized loss on investments                             (337,794)       (1,515,044)         (135,034)          (64,372)
Net change in unrealized appreciation(depreciation)
   on investments                                          (1,137,773)         (307,015)          (12,332)       (1,636,391)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        2,812,291         1,376,815         1,112,896         4,525,641
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (4,356,708)       (3,177,488)       (1,329,120)       (6,009,033)
   Class B                                                          -                 -                 -                 -
   Class C                                                          -                 -                 -                 -
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (4,356,708)       (3,177,488)       (1,329,120)       (6,009,033)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                           8,277,443         5,689,315        13,529,899        21,797,533
Reinvestment of distributions                               2,133,051         1,718,249         1,074,347         4,742,370
Cost of shares reacquired                                 (12,755,193)      (10,478,031)       (4,940,488)      (16,574,053)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS               (2,344,699)       (3,070,467)        9,663,758         9,965,850
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                      (3,889,116)       (4,871,140)        9,447,534         8,482,458
===========================================================================================================================
NET ASSETS:
Beginning of year                                         100,358,436        79,988,073        27,568,215       145,005,620
---------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                            $   96,469,320    $   75,116,933    $   37,015,749    $  153,488,078
===========================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME       $     (164,899)   $     (252,486)   $     (114,910)   $     (171,343)
===========================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                          NEW JERSEY
OPERATIONS:
Net investment income                                  $    7,161,752
Net realized loss on investments                           (2,262,823)
Net change in unrealized appreciation(depreciation)
   on investments                                          (2,907,312)
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        1,991,617
=====================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (7,202,044)
   Class B                                                          -
   Class C                                                          -
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (7,202,044)
=====================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                          12,943,621
Reinvestment of distributions                               4,120,036
Cost of shares reacquired                                 (22,789,599)
---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS               (5,725,942)
=====================================================================
NET INCREASE (DECREASE) IN NET ASSETS                     (10,936,369)
=====================================================================
NET ASSETS:
Beginning of year                                         164,733,391
---------------------------------------------------------------------
END OF YEAR                                            $  153,797,022
=====================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME       $     (439,953)
=====================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

YEAR ENDED SEPTEMBER 30, 2003


INCREASE (DECREASE) IN NET ASSETS                            NEW YORK             TEXAS
---------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                  $   11,559,707    $    3,547,636
Net realized loss on investments                             (106,572)         (545,423)
Net change in unrealized appreciation(depreciation)
   on investments                                          (4,912,170)         (462,922)
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        6,540,965         2,539,291
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                (11,283,897)       (3,451,579)
   Class B                                                          -                 -
   Class C                                                   (421,949)                -
   Class P                                                          -                 -
Net realized gain
   Class A                                                          -                 -
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (11,705,846)       (3,451,579)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                          39,026,822         5,794,790
Reinvestment of distributions                               6,958,868         2,443,223
Cost of shares reacquired                                 (42,918,061)       (9,508,780)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                3,067,629        (1,270,767)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                      (2,097,252)       (2,183,055)
=======================================================================================
NET ASSETS:
Beginning of period                                       261,629,349        81,368,539
---------------------------------------------------------------------------------------
END OF PERIOD                                          $  259,532,097    $   79,185,484
=======================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
   INVESTMENT INCOME                                   $     (920,238)   $     (189,178)
=======================================================================================

*FOR THE PERIOD JUNE 23, 2003 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO SEPTEMBER 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            INSURED
INCREASE (DECREASE) IN NET ASSETS                          WASHINGTON     INTERMEDIATE*           FLORIDA           GEORGIA
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                  $    2,326,760    $       18,565    $    3,745,773    $    3,339,308
Net realized loss on investments                             (536,677)          (74,668)       (1,142,594)         (151,629)
Net change in unrealized appreciation(depreciation)
   on investments                                            (528,302)           85,959          (558,447)         (636,285)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        1,261,781            29,856         2,044,732         2,551,394
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (2,382,580)          (17,525)       (3,594,847)       (3,203,266)
   Class B                                                          -              (538)                -                 -
   Class C                                                          -            (1,178)         (226,244)                -
   Class P                                                          -               (60)                -                 -
Net realized gain
   Class A                                                          -                 -                 -          (214,585)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (2,382,580)          (19,301)       (3,821,091)       (3,417,851)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                           7,523,395         4,290,634         8,839,350        29,415,648
Reinvestment of distributions                               1,662,262            11,784         1,593,473         2,740,742
Cost of shares reacquired                                  (6,616,919)           (5,208)      (14,116,455)      (15,685,717)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                2,568,738         4,297,210        (3,683,632)       16,470,673
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                       1,447,939         4,307,765        (5,459,991)       15,604,216
===========================================================================================================================
NET ASSETS:
Beginning of period                                        49,048,626                 -        90,251,882        69,836,431
---------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                          $   50,496,565    $    4,307,765    $   84,791,891    $   85,440,647
===========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
   INVESTMENT INCOME                                   $      386,456    $        1,658    $     (167,738)   $       41,241
===========================================================================================================================


INCREASE (DECREASE) IN NET ASSETS                            MICHIGAN      PENNSYLVANIA
---------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                  $    2,786,104    $    4,365,250
Net realized loss on investments                             (128,687)         (299,948)
Net change in unrealized appreciation(depreciation)
   on investments                                            (587,723)       (1,645,092)
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        2,069,694         2,420,210
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (2,853,218)       (4,360,779)
   Class B                                                          -                 -
   Class C                                                          -                 -
   Class P                                                          -                 -
Net realized gain
   Class A                                                          -                 -
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (2,853,218)       (4,360,779)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                          19,167,974         9,858,382
Reinvestment of distributions                               1,886,197         2,139,148
Cost of shares reacquired                                 (10,612,775)      (12,279,254)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS               10,441,396          (281,724)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                       9,657,872        (2,222,293)
=======================================================================================
NET ASSETS:
Beginning of period                                        58,631,701       101,501,915
---------------------------------------------------------------------------------------
END OF PERIOD                                          $   68,289,573    $   99,279,622
=======================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
   INVESTMENT INCOME                                   $     (228,030)   $     (343,942)
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NATIONAL TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                        $    11.50     $    11.73     $    11.33     $    10.76     $    10.79
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .47            .50            .54            .53            .51
  Net realized and unrealized gain (loss)                       (.01)          (.22)           .40            .59            .01
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .46            .28            .94           1.12            .52
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.47)          (.51)          (.54)          (.55)          (.55)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $    11.49     $    11.50     $    11.73     $    11.33     $    10.76
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 4.10%          2.48%          8.57%         10.64%          5.02%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                           .96%           .98%          1.03%          1.01%           .98%
  Expenses, excluding waiver and
    expense reductions                                          1.00%           .98%          1.04%          1.06%           .99%
  Net investment income                                         4.07%          4.33%          4.74%          4.78%          4.85%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $  500,519     $  515,694     $  530,563     $  512,426     $  487,188
  Portfolio turnover rate                                     183.06%        209.07%         63.74%         77.46%        185.25%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                        $    11.53     $    11.76     $    11.36     $    10.79     $    10.82
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .39            .42            .47            .46            .44
  Net realized and unrealized gain (loss)                       (.01)          (.21)           .40            .60            .01
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .38            .21            .87           1.06            .45
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.39)          (.44)          (.47)          (.49)          (.48)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $    11.52     $    11.53     $    11.76     $    11.36     $    10.79
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 3.40%          1.86%          7.88%          9.96%          4.32%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                          1.61%          1.63%          1.65%          1.64%          1.63%
  Expenses, excluding waiver and
    expense reductions                                          1.65%          1.63%          1.66%          1.69%          1.63%
  Net investment income                                         3.42%          3.68%          4.12%          4.15%          4.15%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   34,263     $   39,122     $   36,250     $   28,531     $   17,594
  Portfolio turnover rate                                     183.06%        209.07%         63.74%         77.46%        185.25%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
NATIONAL TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                        $    11.52     $    11.76     $    11.35     $    10.77     $    10.81
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .39            .42            .47            .46            .45
  Net realized and unrealized gain (loss)                       (.02)          (.22)           .41            .60           (.01)
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .37            .20            .88           1.06            .44
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.39)          (.44)          (.47)          (.48)          (.48)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $    11.50     $    11.52     $    11.76     $    11.35     $    10.77
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 3.32%          1.80%          7.95%         10.04%          4.23%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                          1.61%          1.63%          1.61%          1.68%          1.63%
  Expenses, excluding waiver and
    expense reductions                                          1.65%          1.63%          1.62%          1.73%          1.64%
  Net investment income                                         3.42%          3.68%          4.16%          4.11%          4.19%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   43,409     $   49,474     $   44,727     $   37,803     $   34,999
  Portfolio turnover rate                                     183.06%        209.07%         63.74%         77.46%        185.25%
================================================================================================================================

(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CALIFORNIA TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                        $    10.80     $    11.19     $    10.89     $    10.29     $    10.16
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .43            .46            .52            .51            .53
  Net realized and unrealized gain (loss)                        .07           (.36)           .29            .61            .12
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .50            .10            .81           1.12            .65
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.44)          (.49)          (.51)          (.52)          (.52)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $    10.86     $    10.80     $    11.19     $    10.89     $    10.29
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 4.73%           .94%          7.65%         11.09%          6.62%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                                   .99%           .99%          1.03%          1.00%           .94%
  Expenses, excluding expense
    reductions                                                   .99%           .99%          1.04%          1.04%           .94%
  Net investment income                                         3.97%          4.27%          4.82%          4.81%          5.30%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $  165,270     $  178,156     $  192,181     $  192,624     $  186,041
  Portfolio turnover rate                                      28.81%         86.47%         45.31%         72.84%        100.22%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
CALIFORNIA TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                        $    10.80     $    11.20     $    10.91     $    10.30     $    10.16
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .36            .39            .46            .45            .47
  Net realized and unrealized gain (loss)                        .08           (.37)           .27            .61            .12
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .44            .02            .73           1.06            .59
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.37)          (.42)          (.44)          (.45)          (.45)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $    10.87     $    10.80     $    11.20     $    10.91     $    10.30
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 4.14%           .26%          6.94%         10.53%          6.02%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                                  1.63%          1.63%          1.61%          1.55%          1.55%
  Expenses, excluding expense
    reductions                                                  1.63%          1.63%          1.62%          1.59%          1.55%
  Net investment income                                         3.32%          3.63%          4.22%          4.26%          4.70%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   13,953     $   16,183     $   14,290     $   11,591     $   10,646
  Portfolio turnover rate                                      28.81%         86.47%         45.31%         72.84%        100.22%
================================================================================================================================

(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONNECTICUT TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                        $    10.55     $    10.71     $    10.32     $     9.79     $     9.89
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .43            .46            .50            .49            .49
  Net realized and unrealized gain (loss)                        .08           (.16)           .38            .53           (.08)
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .51            .30            .88           1.02            .41
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.45)          (.46)          (.49)          (.49)          (.51)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $    10.61     $    10.55     $    10.71     $    10.32     $     9.79
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 4.92%          2.95%          8.79%         10.65%          4.32%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                                  1.00%          1.01%          1.03%          1.01%          1.02%
  Expenses, excluding expense
    reductions                                                  1.00%          1.01%          1.04%          1.03%          1.02%
  Net investment income                                         4.09%          4.33%          4.82%          4.85%          5.10%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   89,985     $   96,469     $  100,358     $  101,242     $   96,901
  Portfolio turnover rate                                      20.16%         41.50%         48.64%         21.52%         37.92%
================================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HAWAII TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                        $     5.08     $     5.20     $     5.01     $     4.83     $     4.84
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .21            .21            .23            .22            .24
  Net realized and unrealized gain (loss)                          -(c)        (.12)           .20            .20           (.01)
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .21            .09            .43            .42            .23
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.21)          (.21)          (.24)          (.24)          (.24)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $     5.08     $     5.08     $     5.20     $     5.01     $     4.83
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 4.18%          1.86%          8.78%          8.88%          4.94%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                                  1.01%           .99%          1.05%          1.04%           .99%
  Expenses, excluding expense
    reductions                                                  1.01%          1.00%          1.06%          1.07%           .99%
  Net investment income                                         4.13%          4.20%          4.60%          4.49%          5.03%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   69,598     $   75,117     $   79,988     $   71,022     $   70,190
  Portfolio turnover rate                                       6.31%         27.90%         30.99%         32.38%         30.06%
================================================================================================================================

(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount is less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MINNESOTA TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                        $     5.14     $     5.18     $     5.00     $     4.76     $     4.78
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .20            .21            .24            .25            .23
  Net realized and unrealized gain (loss)                        .01           (.03)           .18            .24            .01
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .21            .18            .42            .49            .24
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.20)          (.22)          (.24)          (.25)          (.26)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $     5.15     $     5.14     $     5.18     $     5.00     $     4.76
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 4.24%          3.57%          8.56%         10.57%          5.32%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                           .68%           .69%           .46%           .19%           .24%
  Expenses, excluding waiver and
    expense reductions                                           .68%           .72%           .75%           .82%           .74%
  Net investment income                                         4.00%          4.03%          4.79%          5.16%          5.00%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   38,488     $   37,016     $   27,568     $   24,708     $   20,864
  Portfolio turnover rate                                      24.67%         35.15%         22.33%         24.34%         50.37%
================================================================================================================================

(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MISSOURI TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                        $     5.36     $     5.41     $     5.25     $     4.96     $     4.99
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .20            .22            .23            .25            .24
  Net realized and unrealized gain (loss)                          -(c)        (.05)           .16            .29           (.02)
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .20            .17            .39            .54            .22
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.22)          (.22)          (.23)          (.25)          (.25)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $     5.34     $     5.36     $     5.41     $     5.25     $     4.96
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 3.77%          3.18%          7.67%         11.11%          4.63%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                          1.02%          1.00%          1.03%           .89%          1.02%
  Expenses, excluding waiver and
    expense reductions                                          1.01%          1.01%          1.06%          1.08%          1.02%
  Net investment income                                         3.85%          4.19%          4.44%          4.80%          4.98%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $  155,906     $  153,488     $  145,006     $  130,122     $  120,058
  Portfolio turnover rate                                      41.82%         48.47%         80.04%         43.75%         43.30%
================================================================================================================================

(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount is less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW JERSEY TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                        $     5.20     $     5.37     $     5.21     $     4.96     $     4.97
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .22            .24            .25            .25            .25
  Net realized and unrealized gain (loss)                       (.02)          (.17)           .15            .26              -(c)
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .20            .07            .40            .51            .25
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.22)          (.24)          (.24)          (.26)          (.26)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $     5.18     $     5.20     $     5.37     $     5.21     $     4.96
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 3.89%          1.31%          7.96%         10.41%          5.31%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                          1.00%          1.00%          1.03%           .90%           .97%
  Expenses, excluding waiver and
    expense reductions                                          1.00%          1.00%          1.05%          1.06%           .98%
  Net investment income                                         4.18%          4.49%          4.77%          4.93%          5.03%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $  139,462     $  153,797     $  164,733     $  160,171     $  151,048
  Portfolio turnover rate                                      32.57%         70.02%         97.76%        101.02%        125.73%
================================================================================================================================

(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount is less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW YORK TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                        $    11.42     $    11.66     $    11.16     $    10.53     $    10.51
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .48            .52            .54            .53            .55
  Net realized and unrealized gain (loss)                          -(c)        (.24)           .49            .64            .02
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .48            .28           1.03           1.17            .57
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.49)          (.52)          (.53)          (.54)          (.55)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $    11.41     $    11.42     $    11.66     $    11.16     $    10.53
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 4.33%          2.55%          9.50%         11.35%          5.65%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                           .94%           .96%          1.03%          1.01%           .96%
  Expenses, excluding waiver and
    expense reductions                                           .99%           .96%          1.04%          1.04%           .97%
  Net investment income                                         4.27%          4.54%          4.80%          4.80%          5.28%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $  237,349     $  247,153     $  252,831     $  242,367     $  228,362
  Portfolio turnover rate                                      48.17%         47.94%         51.72%         70.03%         76.33%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
NEW YORK TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                        $    11.42     $    11.67     $    11.17     $    10.54     $    10.51
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .41            .44            .48            .46            .49
  Net realized and unrealized gain (loss)                       (.01)          (.23)           .49            .65            .02
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .40            .21            .97           1.11            .51
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.42)          (.46)          (.47)          (.48)          (.48)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $    11.40     $    11.42     $    11.67     $    11.17     $    10.54
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 3.57%          1.88%          8.90%         10.74%          5.07%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                          1.59%          1.63%          1.51%          1.62%          1.55%
  Expenses, excluding waiver and
    expense reductions                                          1.64%          1.63%          1.52%          1.65%          1.56%
  Net investment income                                         3.62%          3.87%          4.32%          4.19%          4.72%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   12,317     $   12,379     $    8,798     $    6,662     $    5,278
  Portfolio turnover rate                                      48.17%         47.94%         51.72%         70.03%         76.33%
================================================================================================================================

(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount is less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TEXAS TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                        $    10.36     $    10.47     $     9.99     $     9.43     $     9.55
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .44            .46            .45            .46            .51
  Net realized and unrealized gain (loss)                       (.07)          (.13)           .48            .57           (.13)
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .37            .33            .93           1.03            .38
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.45)          (.44)          (.45)          (.47)          (.50)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $    10.28     $    10.36     $    10.47     $     9.99     $     9.43
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 3.62%          3.32%          9.55%         11.30%          4.14%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                          1.06%          1.02%          1.00%           .64%           .99%
  Expenses, excluding waiver and
    expense reductions                                          1.06%          1.02%          1.05%          1.09%          1.01%
  Net investment income                                         4.29%          4.44%          4.49%          4.70%          5.47%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   75,586     $   79,185     $   81,369     $   77,860     $   74,405
  Portfolio turnover rate                                      21.33%         58.09%         89.30%        108.27%        163.39%
================================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WASHINGTON TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
                                                             2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                        $     5.21     $     5.32     $     5.15     $     4.89     $     4.91
                                                          ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                                       .23            .24            .26            .26            .27
  Net realized and unrealized gain (loss)                       (.04)          (.10)           .17            .26           (.04)
                                                          ----------     ----------     ----------     ----------     ----------

    Total from investment operations                             .19            .14            .43            .52            .23
                                                          ----------     ----------     ----------     ----------     ----------

Distributions to shareholders from
  net investment income                                         (.24)          (.25)          (.26)          (.26)          (.25)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                              $     5.16     $     5.21     $     5.32     $     5.15     $     4.89
                                                          ==========     ==========     ==========     ==========     ==========

Total Return(b)                                                 3.75%          2.75%          8.71%         10.92%          4.90%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                                   .70%           .68%           .71%           .70%           .71%
  Expenses, excluding expense
    reductions                                                   .70%           .68%           .72%           .73%           .71%
  Net investment income                                         4.49%          4.68%          5.14%          5.22%          5.58%

                                                                                     YEAR ENDED 9/30
                                                          ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                           2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   48,834     $   50,497     $   49,049     $   45,883     $   44,512
  Portfolio turnover rate                                      49.05%         58.05%         40.20%         52.09%        152.63%
================================================================================================================================

(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INSURED INTERMEDIATE TAX-FREE TRUST

                                                                  YEAR            6/23/2003(a)
                                                                  ENDED                TO
                                                                9/30/2004          9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                           $      9.94        $      10.00
                                                               ===========        ============

  Unrealized depreciation on investments                                                  (.01)
                                                                                  ------------

NET ASSET VALUE ON SEC EFFECTIVE DATE                                             $       9.99
                                                                                  ============

Investment operations
  Net investment income(b)                                             .27                 .06
  Net realized and unrealized gain (loss)                              .01                (.05)
                                                               -----------        ------------

    Total from investment operations                                   .28                 .01
                                                               -----------        ------------

Distributions to shareholders from net investment income              (.27)               (.06)
                                                               -----------        ------------

NET ASSET VALUE, END OF PERIOD                                 $      9.95        $       9.94
                                                               ===========        ============

Total Return(d)                                                       2.84%                .16%(e)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                    .25%(+)             .07%(e)(+)
  Expenses, excluding waiver and expense reductions                   2.35%(+)            2.47%(e)(+)
  Net investment income                                               2.70%(+)             .66%(e)(+)

                                                                  YEAR            6/23/2003(a)
                                                                  ENDED                TO
SUPPLEMENTAL DATA:                                              9/30/2004          9/30/2003
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                              $     6,360        $      3,673
  Portfolio turnover rate                                            60.08%             107.99%
==============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE TRUST

                                                                  YEAR            6/23/2003(a)
                                                                  ENDED                TO
                                                                9/30/2004          9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                           $      9.93        $      10.00
                                                               ===========        ============

   Unrealized depreciation on investments                                                 (.02)
                                                                                  ------------

 NET ASSET VALUE ON SEC EFFECTIVE DATE                                            $       9.98
                                                                                  ============

 Investment operations
   Net investment income(b)                                            .20                 .05
   Net realized and unrealized gain (loss)                               -(c)             (.05)
                                                               -----------        ------------

     Total from investment operations                                  .20                   -
                                                               -----------        ------------

 Distributions to shareholders from net investment income             (.19)               (.05)
                                                               -----------        ------------

 NET ASSET VALUE, END OF PERIOD                                $      9.94        $       9.93
                                                               ===========        ============

 Total Return(d)                                                      2.09%                .04%(e)(f)

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and expense reductions                  1.00%(+)             .27%(e)(+)
   Expenses, excluding waiver and expense reductions                  3.00%(+)            2.64%(e)(+)
   Net investment income                                              1.95%(+)             .46%(e)(+)

                                                                  YEAR            6/23/2003(a)
                                                                  ENDED                TO
SUPPLEMENTAL DATA:                                              9/30/2004          9/30/2003
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                              $       311        $        312
  Portfolio turnover rate                                            60.08%             107.99%
==============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE TRUST

                                                                  YEAR            6/23/2003(a)
                                                                  ENDED                TO
                                                                9/30/2004          9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                           $      9.93        $      10.00
                                                               ===========        ============

  Unrealized depreciation on investments                                                  (.02)
                                                                                  ------------

NET ASSET VALUE ON SEC EFFECTIVE DATE                                             $       9.98
                                                                                  ============

Investment operations
  Net investment income(b)                                             .20                 .05
  Net realized and unrealized gain (loss)                                -(c)             (.05)
                                                               -----------        ------------

    Total from investment operations                                   .20                   -
                                                               -----------        ------------

Distributions to shareholders from net investment income              (.19)               (.05)
                                                               -----------        ------------

NET ASSET VALUE, END OF PERIOD                                 $      9.94        $       9.93
                                                               ===========        ============

Total Return(d)                                                       2.05%                .04%(e)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                   1.00%(+)             .27%(e)(+)
  Expenses, excluding waiver and expense reductions                   3.00%(+)            2.64%(e)(+)
  Net investment income                                               1.95%(+)             .46%(e)(+)

                                                                  YEAR            6/23/2003(a)
                                                                  ENDED                TO
SUPPLEMENTAL DATA:                                              9/30/2004          9/30/2003
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                              $     3,297        $        313
  Portfolio turnover rate                                            60.08%             107.99%
==============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
INSURED INTERMEDIATE TAX-FREE TRUST

                                                                  YEAR            6/23/2003(a)
                                                                  ENDED                TO
                                                                9/30/2004          9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                           $      9.94        $      10.00
                                                               ===========        ============

  Unrealized depreciation on investments                                                  (.01)
                                                                                  ------------

NET ASSET VALUE ON SEC EFFECTIVE DATE                                             $       9.99
                                                                                  ============

Investment operations
  Net investment income(b)                                             .25                 .06
  Net realized and unrealized gain (loss)                              .01                (.05)
                                                               -----------        ------------

    Total from investment operations                                   .26                 .01
                                                               -----------        ------------

Distributions to shareholders from net investment income              (.25)               (.06)
                                                               -----------        ------------

NET ASSET VALUE, END OF PERIOD                                 $      9.95        $       9.94
                                                               ===========        ============

Total Return(d)                                                       2.65%                .11%(e)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                    .45%(+)             .12%(e)(+)
  Expenses, excluding waiver and expense reductions                   2.45%(+)            2.49%(e)(+)
  Net investment income                                               2.50%(+)             .61%(e)(+)

                                                                  YEAR            6/23/2003(a)
                                                                  ENDED                TO
SUPPLEMENTAL DATA:                                              9/30/2004          9/30/2003
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                              $        10        $         10
  Portfolio turnover rate                                            60.08%             107.99%
==============================================================================================

(+) The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is June 30, 2003.
(b) Calculated using average shares outstanding during the period.
(c) Amount is less than $0.01.
(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e) Not annualized.
(f) Total return for the period June 30, 2003 (SEC effective date) to September 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLORIDA TAX-FREE TRUST

                                                            YEAR ENDED 9/30                       11/1/1999           YEAR
                                          ---------------------------------------------------        TO              ENDED
                                            2004          2003           2002         2001        9/30/2000*       10/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS
  A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $    4.88     $    4.97     $    4.82     $    4.57     $     4.52      $       4.98
                                          =========     =========     =========     =========     ==========      ============

Investment operations
  Net investment income                         .20(a)        .21(a)        .23(a)        .23(a)         .23(a)            .23
  Net realized and
    unrealized gain (loss)                     (.05)         (.09)          .15           .25            .03              (.46)
                                          ---------     ---------     ---------     ---------     ----------      ------------

    Total from investment
     operations                                 .15           .12           .38           .48            .26              (.23)
                                          ---------     ---------     ---------     ---------     ----------      ------------

Distributions to shareholders
  from net investment income                   (.21)         (.21)         (.23)         (.23)          (.21)             (.23)
                                          ---------     ---------     ---------     ---------     ----------      ------------
NET ASSET VALUE, END OF PERIOD            $    4.82     $    4.88     $    4.97     $    4.82     $     4.57      $       4.52
                                          =========     =========     =========     =========     ==========      ============

Total Return(b)                                3.13%         2.62%         8.10%        10.68%          5.86%(c)         (4.74)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                 1.02%         1.04%         1.07%          .99%           .89%(c)           .97%
  Expenses, excluding expense
    reductions                                 1.02%         1.04%         1.08%         1.05%           .89%(c)           .97%
  Net investment income                        4.24%         4.33%         4.74%         4.77%          5.00%(c)          4.73%

                                                            YEAR ENDED 9/30                        11/1/1999          YEAR
                                          ---------------------------------------------------         TO             ENDED
SUPPLEMENTAL DATA:                          2004          2003          2002          2001        9/30/2000*       10/31/1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)         $  72,995     $  78,278     $  84,325     $  83,798     $   94,817      $    100,924
  Portfolio turnover rate                     74.33%        86.95%        82.90%        84.37%        169.02%           191.12%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
FLORIDA TAX-FREE TRUST

                                                            YEAR ENDED 9/30                       11/1/1999           YEAR
                                          ---------------------------------------------------        TO              ENDED
                                            2004          2003           2002         2001        9/30/2000*       10/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS
  C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $    4.89     $    4.98     $    4.83     $    4.58     $     4.52      $       4.98
                                          =========     =========     =========     =========     ==========      ============

Investment operations
  Net investment income                         .17(a)        .18(a)        .20(a)        .20(a)         .20(a)            .20
  Net realized and
    unrealized gain (loss)                     (.05)         (.09)          .14           .25            .04              (.46)
                                          ---------     ---------     ---------     ---------     ----------      ------------

    Total from investment
     operations                                 .12           .09           .34           .45            .24              (.26)
                                          ---------     ---------     ---------     ---------     ----------      ------------

Distributions to shareholders
  from net investment income                   (.18)         (.18)         (.19)         (.20)          (.18)             (.20)
                                          ---------     ---------     ---------     ---------     ----------      ------------
NET ASSET VALUE, END OF PERIOD            $    4.83     $    4.89     $    4.98     $    4.83     $     4.58      $       4.52
                                          =========     =========     =========     =========     ==========      ============

Total Return(b)                                2.44%         1.97%         7.32%         9.99%          5.44%(c)         (5.43)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                 1.67%         1.71%         1.73%         1.64%          1.42%(c)          1.62%
  Expenses, excluding expense
    reductions                                 1.67%         1.71%         1.74%         1.70%          1.43%(c)          1.62%
  Net investment income                        3.59%         3.66%         4.08%         4.13%          4.52%(c)          4.07%

                                                            YEAR ENDED 9/30                        11/1/1999          YEAR
                                          ---------------------------------------------------         TO             ENDED
SUPPLEMENTAL DATA:                          2004          2003          2002          2001        9/30/2000*       10/31/1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)         $   5,924     $   6,514     $   5,927     $   5,230     $    4,706      $      6,046
  Portfolio turnover rate                     74.33%        86.95%        82.90%        84.37%        169.02%           191.12%
==============================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
*   The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GEORGIA TAX-FREE TRUST

                                                            YEAR ENDED 9/30                       11/1/1999           YEAR
                                          ---------------------------------------------------        TO              ENDED
                                            2004          2003           2002         2001        9/30/2000*       10/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $    5.63     $    5.70     $    5.44     $    5.07     $     4.91      $       5.43
                                          =========     =========     =========     =========     ==========      ============

Investment operations
  Net investment income                         .23(a)        .24(a)        .23(a)        .26(a)         .21(a)            .28
  Net realized and
    unrealized gain (loss)                      .02          (.06)          .26           .37            .19              (.50)
                                          ---------     ---------     ---------     ---------     ----------      ------------

    Total from investment
     operations                                 .25           .18           .49           .63            .40              (.22)
                                          ---------     ---------     ---------     ---------     ----------      ------------

Distributions to shareholders
  from:
  Net investment income                        (.23)         (.23)         (.23)         (.26)          (.24)             (.26)
  Net realized gain                               -          (.02)            -             -              -              (.04)
                                          ---------     ---------     ---------     ---------     ----------      ------------

    Total distributions                        (.23)         (.25)         (.23)         (.26)          (.24)             (.30)
                                          ---------     ---------     ---------     ---------     ----------      ------------
NET ASSET VALUE, END OF PERIOD            $    5.65     $    5.63     $    5.70     $    5.44     $     5.07      $       4.91
                                          =========     =========     =========     =========     ==========      ============

Total Return(b)                                4.54%         3.21%         9.27%        12.69%          8.59%(c)          4.36%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                      .67%          .68%          .69%          .31%           .17%(c)           .18%
  Expenses, excluding waiver
    and expense reductions                      .67%          .69%          .72%          .78%           .63%(c)           .68%
  Net investment income                        4.14%         4.26%         4.24%         4.81%          4.30%(c)          5.32%

                                                            YEAR ENDED 9/30                        11/1/1999          YEAR
                                          ---------------------------------------------------         TO             ENDED
SUPPLEMENTAL DATA:                          2004          2003          2002          2001        9/30/2000*       10/31/1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)         $  89,480     $  85,441     $  69,836     $  46,235     $   29,245      $     27,432
  Portfolio turnover rate                     21.27%        34.13%        48.66%        43.50%        122.44%           115.87%
==============================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
*   The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICHIGAN TAX-FREE TRUST

                                                            YEAR ENDED 9/30                       11/1/1999           YEAR
                                          ---------------------------------------------------        TO              ENDED
                                            2004          2003           2002         2001        9/30/2000*       10/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $    5.36     $    5.43     $    5.20     $    4.87     $     4.75      $       5.18
                                          =========     =========     =========     =========     ==========      ============

Investment operations
  Net investment income                         .22(a)        .23(a)        .25(a)        .25(a)         .21(a)            .26
  Net realized and
    unrealized gain (loss)                     (.04)         (.07)          .23           .33            .14              (.44)
                                          ---------     ---------     ---------     ---------     ----------      ------------

    Total from investment
     operations                                 .18           .16           .48           .58            .35              (.18)
                                          ---------     ---------     ---------     ---------     ----------      ------------

Distributions to shareholders
  from net investment income                   (.22)         (.23)         (.25)         (.25)          (.23)             (.25)
                                          ---------     ---------     ---------     ---------     ----------      ------------
NET ASSET VALUE, END OF PERIOD            $    5.32     $    5.36     $    5.43     $    5.20     $     4.87      $       4.75
                                          =========     =========     =========     =========     ==========      ============

Total Return(b)                                3.48%         3.16%         9.57%        12.21%          7.57%(c)         (3.55)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                  .67%          .71%          .73%          .69%           .67%(c)           .69%
  Expenses, excluding expense
    reductions                                  .67%          .73%          .75%          .74%           .67%(c)           .69%
  Net investment income                        4.19%         4.28%         4.77%         4.91%          4.37%(c)          5.21%

                                                            YEAR ENDED 9/30                        11/1/1999          YEAR
                                          ---------------------------------------------------         TO             ENDED
SUPPLEMENTAL DATA:                          2004          2003          2002          2001        9/30/2000*       10/31/1999
------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)        $  73,290     $  68,290     $  58,632     $  49,330     $   45,666      $     49,356
   Portfolio turnover rate                    34.92%        59.46%        48.09%       100.27%        111.48%           186.97%
==============================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
*   The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
PENNSYLVANIA TAX-FREE TRUST

                                                            YEAR ENDED 9/30                       11/1/1999           YEAR
                                          ---------------------------------------------------        TO              ENDED
                                            2004          2003           2002         2001        9/30/2000*       10/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $    5.27     $    5.37     $    5.18     $    4.90     $     4.81      $       5.28
                                          =========     =========     =========     =========     ==========      ============

Investment operations
  Net investment income                         .22(a)        .23(a)        .24(a)        .25(a)         .22(a)            .26
  Net realized and
    unrealized gain (loss)                      .01          (.10)          .19           .28            .10              (.47)
                                          ---------     ---------     ---------     ---------     ----------      ------------

    Total from investment
     operations                                 .23           .13           .43           .53            .32              (.21)
                                          ---------     ---------     ---------     ---------     ----------      ------------

Distributions to shareholders
  from net investment income                   (.22)         (.23)         (.24)         (.25)          (.23)             (.26)
                                          ---------     ---------     ---------     ---------     ----------      ------------
NET ASSET VALUE, END OF PERIOD            $    5.28     $    5.27     $    5.37     $    5.18     $     4.90      $       4.81
                                          =========     =========     =========     =========     ==========      ============

Total Return(b)                                4.48%         2.52%         8.57%        11.06%          6.83%(c)         (4.13)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                      .97%          .94%         1.08%          .90%           .88%(c)           .96%
  Expenses, excluding waiver
    and expense reductions                      .97%          .95%         1.10%         1.06%           .88%(c)           .96%
  Net investment income                        4.20%         4.37%         4.66%         4.88%          4.54%(c)          5.02%

                                                            YEAR ENDED 9/30                        11/1/1999          YEAR
                                          ---------------------------------------------------         TO             ENDED
SUPPLEMENTAL DATA:                          2004          2003          2002          2001        9/30/2000*       10/31/1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)         $  95,954     $  99,280     $ 101,502     $  94,550     $   91,750      $     93,835
  Portfolio turnover rate                     27.80%        29.76%        60.87%        65.63%         61.00%            40.76%
==============================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
*   The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION

Lord Abbett Tax-Free Income Fund, Inc. (the "Company") and Lord Abbett Tax-Free Income Trust (the "Trust") are registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002.

The Company consists of the following ten portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett National Tax-Free Income Fund ("National"), Class A, B, C and P shares; Lord Abbett California Tax-Free Income Fund ("California") and Lord Abbett New York Tax-Free Income Fund ("New York"), Class A, C and P shares; Lord Abbett Connecticut Tax-Free Income Fund ("Connecticut"), Lord Abbett Hawaii Tax-Free Income Fund ("Hawaii"), Lord Abbett Minnesota Tax-Free Income Fund ("Minnesota"), Lord Abbett Missouri Tax-Free Income Fund ("Missouri"), Lord Abbett New Jersey Tax-Free Income Fund ("New Jersey"), Lord Abbett Texas Tax-Free Income Fund ("Texas") and Lord Abbett Washington Tax-Free Income Fund ("Washington"), Class A and P shares. The Trust consists of the following five portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Florida Series ("Florida"), Class A, C and P shares; Georgia Series ("Georgia"), Michigan Series ("Michigan"), Pennsylvania Series ("Pennsylvania"), Class A and P shares, and Lord Abbett Insured Intermediate Tax-Free Fund ("Insured"), Class A, B, C and P shares. Each Fund is non-diversified as defined under the Act, except for National and Insured. As of the date of this report, only Insured has issued Class P shares.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National and Insured) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk. Each class has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities are valued at prices supplied by independent pricing services approved by the Directors/Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are generally allocated to the Funds on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) OFFERING COSTS-Lord Abbett incurred initial offering costs on behalf of Insured that were reimbursed by the Fund for the full amount thereof. Such expenses were deferred and amortized on the straight-line method over a period of one year from the commencement of investment operations.

(g) WHEN-ISSUED MUNICIPAL BONDS-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3.     MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company and Trust each have a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett"), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio. The management fee is based on each Fund's average daily net assets for each month at an annual rate of .50% for all

Funds, excluding Insured. The management fee for Insured is based on average daily net assets at the following annual rate:

--------------------------------
First $2 Billion            .45%
Next $3 Billion            .425%
Over $5 Billion             .40%

For the year ended September 30, 2004, Lord Abbett voluntarily reimbursed all expenses, other than 12b-1 service fees, for Insured. In addition, for the year ended September 30, 2004, Lord Abbett voluntarily reimbursed $208,299 and $131,074 of expenses for National and New York, respectively. Lord Abbett may stop reimbursing expenses at any time.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                  CLASS A(1)          CLASS B     CLASS C     CLASS P
------------------------------------------------------------------------
Service                     .25%(2)          .25%        .25%        .20%
Distribution                .10%(3)          .75%        .75%        .25%

(1) The Class A Plans of Minnesota, Washington, Georgia and Michigan will not go into effect until the quarter subsequent to the net assets of each of these Funds reaching $100 million. As of September 30, 2004, the net assets of each such Fund have not reached $100 million.

(2) Annual service fee is .15% of the average daily net assets attributable to Class A shares sold prior to the following dates:

                                                                            DATE
--------------------------------------------------------------------------------
National, New York, Texas                                           June 1, 1990
Hawaii                                                           January 1, 1993
New Jersey                                                          July 1, 1992
Florida                                                          October 1, 1992
Pennsylvania                                                      March 31, 1998

(3) In addition, the Funds pay a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the year ended September 30, 2004:

                                          DISTRIBUTOR     DEALERS'
                                          COMMISSIONS  CONCESSIONS
------------------------------------------------------------------
National                                  $    84,664  $   401,658
California                                     29,950      137,953
Connecticut                                    14,188       67,173
Hawaii                                         12,994       65,828
Minnesota                                      24,100      116,429
Missouri                                       62,743      292,482
New Jersey                                     22,543      105,969
New York                                       22,908      109,965
Texas                                           7,748       39,727
Washington                                     15,848       83,303
Insured                                         6,028       29,781
Florida                                        11,186       53,418
Georgia                                        74,925      355,814
Michigan                                       36,910      185,983
Pennsylvania                                   21,141       99,327

One Director/Trustee and certain of the Company's and Trust's officers have an interest in Lord Abbett.

4.     DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as distributions of paid-in capital.

The tax character of the distributions paid during the years ended September 30, 2004, and September 30, 2003 are as follows:

                                           NATIONAL                       CALIFORNIA
----------------------------------------------------------------------------------------------
                                     9/30/2004       9/30/2003       9/30/2004       9/30/2003
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income               $   23,940,025  $   25,672,140  $    7,499,894  $    8,871,342
Ordinary income                              -         709,004               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions paid     $   23,940,025  $   26,381,144  $    7,499,894  $    8,871,342
==============================================================================================

                                         CONNECTICUT                         HAWAII
----------------------------------------------------------------------------------------------
                                     9/30/2004       9/30/2003       9/30/2004       9/30/2003
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income               $    3,902,944  $    4,356,708  $    2,906,371  $    3,177,488
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions paid     $    3,902,944  $    4,356,708  $    2,906,371  $    3,177,488
==============================================================================================

                                          MINNESOTA                        MISSOURI
----------------------------------------------------------------------------------------------
                                     9/30/2004       9/30/2003       9/30/2004       9/30/2003
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income               $    1,527,568  $    1,329,120  $    6,263,326  $    6,009,033
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions paid     $    1,527,568  $    1,329,120  $    6,263,326  $    6,009,033
==============================================================================================

                                          NEW JERSEY                       NEW YORK
----------------------------------------------------------------------------------------------
                                     9/30/2004       9/30/2003       9/30/2004       9/30/2003
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income               $    6,146,663  $    7,202,044  $   10,911,520  $   11,705,846
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions paid     $    6,146,663  $    7,202,044  $   10,911,520  $   11,705,846
==============================================================================================

                                            TEXAS                         WASHINGTON
----------------------------------------------------------------------------------------------
                                     9/30/2004       9/30/2003       9/30/2004       9/30/2003
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income               $    3,377,784  $    3,451,579  $    2,330,177  $    2,382,580
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions paid     $    3,377,784  $    3,451,579  $    2,330,177  $    2,382,580
==============================================================================================

                                           INSURED                         FLORIDA
----------------------------------------------------------------------------------------------
                                     9/30/2004      9/30/2003*       9/30/2004       9/30/2003
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income               $      176,946  $       19,301  $    3,508,883  $    3,821,091
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions paid     $      176,946  $       19,301  $    3,508,883  $    3,821,091
==============================================================================================

                                           GEORGIA                         MICHIGAN
----------------------------------------------------------------------------------------------
                                     9/30/2004       9/30/2003       9/30/2004       9/30/2003
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income               $    3,617,686  $    3,203,266  $    2,991,011  $    2,853,218
Ordinary income                              -               -               -               -
Net long term capital gains                  -         214,585               -               -
----------------------------------------------------------------------------------------------
   Total distributions paid     $    3,617,686  $    3,417,851  $    2,991,011  $    2,853,218
==============================================================================================

                                         PENNSYLVANIA
--------------------------------------------------------------
                                     9/30/2004       9/30/2003
--------------------------------------------------------------
Distributions paid from:
Tax exempt income               $    4,086,719  $    4,360,779
Ordinary income                              -               -
Net long term capital gains                  -               -
--------------------------------------------------------------
   Total distributions paid     $    4,086,719  $    4,360,779
==============================================================

* For the period June 23, 2003 (commencement of investment operations) to September 30, 2003.

As of September 30, 2004, the components of accumulated earnings (losses) on a tax basis are as follows:

                                                                      NATIONAL       CALIFORNIA
-----------------------------------------------------------------------------------------------
Capital loss carryforwards*                                     $  (15,840,057)  $   (4,095,412)
Temporary differences                                               (4,261,567)        (386,206)
Unrealized gains - net                                              33,300,381        9,377,011
-----------------------------------------------------------------------------------------------
   Total accumulated earnings - net                             $   13,198,757   $    4,895,393
===============================================================================================

                                                                   CONNECTICUT           HAWAII
-----------------------------------------------------------------------------------------------
Capital loss carryforwards*                                     $   (1,653,351)  $   (2,483,764)
Temporary differences                                                 (301,035)        (228,331)
Unrealized gains - net                                               5,740,353        5,014,622
-----------------------------------------------------------------------------------------------
   Total accumulated earnings - net                             $    3,785,967   $    2,302,527
===============================================================================================

                                                                     MINNESOTA         MISSOURI
-----------------------------------------------------------------------------------------------
Capital loss carryforwards*                                     $     (669,392)  $     (318,601)
Temporary differences                                                 (115,431)        (536,359)
Unrealized gains - net                                               1,590,530        7,607,428
-----------------------------------------------------------------------------------------------
   Total accumulated earnings - net                             $      805,707   $    6,752,468
===============================================================================================

                                                                    NEW JERSEY         NEW YORK
-----------------------------------------------------------------------------------------------
Capital loss carryforwards*                                     $   (5,449,585)  $   (2,341,238)
Temporary differences                                                 (664,021)      (1,268,097)
Unrealized gains - net                                               8,781,714       17,707,800
-----------------------------------------------------------------------------------------------
   Total accumulated earnings - net                             $    2,668,108   $   14,098,465
===============================================================================================

                                                                         TEXAS       WASHINGTON
-----------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                           $            -   $      313,650
-----------------------------------------------------------------------------------------------
   Total undistributed earnings                                 $            -   $      313,650
===============================================================================================
Capital loss carryforwards*                                     $   (3,847,536)  $   (2,197,727)
Temporary differences                                                 (243,919)        (334,751)
Unrealized gains - net                                               7,209,454        3,430,143
-----------------------------------------------------------------------------------------------
   Total accumulated earnings - net                             $    3,117,999   $    1,211,315
===============================================================================================

                                                                       INSURED          FLORIDA
-----------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                           $        5,406   $            -
-----------------------------------------------------------------------------------------------
   Total undistributed earnings                                 $        5,406   $            -
===============================================================================================
Capital loss carryforwards*                                     $      (74,668)  $   (6,287,528)
Temporary differences                                                  (68,379)        (352,773)
Unrealized gains - net                                                 179,661        6,012,531
-----------------------------------------------------------------------------------------------
   Total accumulated earnings - net                             $       42,020   $     (627,770)
===============================================================================================

                                                                       GEORGIA         MICHIGAN
-----------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                           $       81,090   $            -
-----------------------------------------------------------------------------------------------
   Total undistributed earnings                                 $       81,090   $            -
===============================================================================================
Capital loss carryforwards*                                     $     (171,175)  $   (1,914,823)
Temporary differences                                                 (106,373)        (330,359)
Unrealized gains - net                                               4,221,443        4,726,783
-----------------------------------------------------------------------------------------------
   Total accumulated earnings - net                             $    4,024,985   $    2,481,601
===============================================================================================

                                                  PENNSYLVANIA
--------------------------------------------------------------
Capital loss carryforwards*                     $     (989,890)
Temporary differences                                 (340,647)
Unrealized gains - net                               6,250,283
--------------------------------------------------------------
   Total accumulated earnings - net             $    4,919,746
==============================================================

* At September 30, 2004, the capital loss carryforwards along with the related expiration dates are as follows:

                                        2005          2007          2008          2009          2011          2012         TOTAL
--------------------------------------------------------------------------------------------------------------------------------
National                        $          -  $          -  $ 11,399,772  $    385,136  $    255,373  $  3,799,776  $ 15,840,057
California                                 -             -     3,282,765             -        34,990       777,657     4,095,412
Connecticut                                -             -       677,619       518,107             -       457,625     1,653,351
Hawaii                                     -        37,384       584,699       268,000             -     1,593,681     2,483,764
Minnesota                                  -             -             -       560,978             -       108,414       669,392
Missouri                              31,063             -       151,236        86,407             -        49,895       318,601
New Jersey                                 -             -     3,467,129             -       405,467     1,576,989     5,449,585
New York                                   -             -       983,645     1,190,572        25,993       141,028     2,341,238
Texas                                      -             -     2,739,564       579,267             -       528,705     3,847,536
Washington                                 -             -       947,474       710,842        42,693       496,718     2,197,727
Insured                                    -             -             -             -             -        74,668        74,668
Florida                                    -     3,917,644     1,479,660             -       763,887       126,337     6,287,528
Georgia                                    -             -             -             -        92,644        78,531       171,175
Michigan                                   -       998,605       711,637             -             -       204,581     1,914,823
Pennsylvania                               -             -       762,318             -         1,955       225,617       989,890

Capital losses incurred after October 31 ("post-October losses"), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Each Fund incurred and will elect to defer net capital losses during fiscal 2004 as follows:

                             POST-OCTOBER
                                   LOSSES
-----------------------------------------
National                     $  2,159,319
Minnesota                           7,545
New Jersey                        168,615
New York                          283,123
Texas                               9,913
Washington                        318,341
Insured                            65,462
Florida                           141,114
Georgia                           105,090
Michigan                          102,719

As of September 30, 2004, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                            GROSS          GROSS               NET
                                       UNREALIZED     UNREALIZED        UNREALIZED
                        TAX COST             GAIN           LOSS              GAIN
----------------------------------------------------------------------------------
National         $   544,372,611   $   33,473,984   $   (173,603)   $   33,300,381
California           168,769,285        9,512,944       (135,933)        9,377,011
Connecticut           82,924,936        5,806,364        (66,011)        5,740,353
Hawaii                63,028,480        5,037,688        (23,066)        5,014,622
Minnesota             36,374,006        1,629,378        (38,848)        1,590,530
Missouri             141,155,400        7,649,789        (42,361)        7,607,428
New Jersey           129,480,932        8,793,139        (11,425)        8,781,714
New York             230,169,486       17,801,785        (93,985)       17,707,800
Texas                 68,235,510        7,227,326        (17,872)        7,209,454
Washington            45,125,245        3,430,143              -         3,430,143
Insured                9,857,685          187,190         (7,529)          179,661
Florida               71,854,752        6,027,655        (15,124)        6,012,531
Georgia               84,078,686        4,325,040       (103,597)        4,221,443
Michigan              66,627,658        4,732,689         (5,906)        4,726,783
Pennsylvania          88,161,214        6,328,230        (77,947)        6,250,283

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended September 30, 2004 have been reclassified among the components of net assets based on their tax treatment as follows:

                                UNDISTRIBUTED/
                                (DISTRIBUTIONS
                                  IN EXCESS OF     ACCUMULATED
                                NET INVESTMENT    NET REALIZED          PAID-IN
                                       INCOME)            LOSS          CAPITAL
-------------------------------------------------------------------------------
National                        $       62,320    $     41,379    $    (103,699)
California                             (16,138)         16,138                -
Connecticut                              7,573         260,896         (268,469)
Hawaii                                  (1,020)      1,097,918       (1,096,898)
Minnesota                                 (208)            208                -
Missouri                                (2,880)        541,970         (539,090)
New Jersey                              10,310         119,701         (130,011)
New York                                98,240       1,670,449       (1,768,689)
Texas                                    1,664          (1,664)               -
Washington                                (298)        295,401         (295,103)
Insured                                    340            (340)               -
Florida                                 26,836       1,009,034       (1,035,870)
Georgia                                   (666)            666                -
Michigan                                  (695)            695                -
Pennsylvania                             4,966             628           (5,594)

The permanent differences are primarily attributable to treatment of certain securities purchased at a discount and the expiration of capital loss carryforwards.

5.     PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) are as follows:

                                      YEAR ENDED SEPTEMBER 30, 2004
-------------------------------------------------------------------
                                      PURCHASES               SALES
-------------------------------------------------------------------
National                      $   1,077,906,281   $   1,094,925,653
California                           52,924,756          65,500,993
Connecticut                          18,360,318          25,073,416
Hawaii                                4,416,906           9,490,025
Minnesota                            12,963,684           9,129,719
Missouri                             62,727,255          64,101,165
New Jersey                           46,625,183          60,918,841
New York                            120,690,189         129,169,706
Texas                                16,331,601          19,264,543
Washington                           24,668,704          23,755,364
Insured                              10,097,611           4,188,136
Florida                              59,422,085          67,213,507
Georgia                              23,190,533          18,388,640
Michigan                             29,093,884          24,029,204
Pennsylvania                         26,830,136          29,598,595

There were no purchases or sales of U.S. Government securities for the year ended September 30, 2004.

6.     DIRECTORS'/TRUSTEES' REMUNERATION

The Company's and Trust's officers and the one Director/Trustee who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors'/Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors'/Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors'/Trustees' fees on the Statements of Operations and in Directors'/Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.     EXPENSE REDUCTIONS

The Company and Trust have entered into agreements with their transfer agent and/or custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.     CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Funds' custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9.     INVESTMENT RISKS

Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for long-term bonds than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds than many other municipal bond funds, normally will have more price volatility than those funds.

Additional risks that could reduce each Fund's performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Each Fund (except National and Insured) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than National and Insured invests primarily in issuers of its particular state, its performance may be more affected by local, state and regional factors than a fund investing in municipal bonds issued in many states, such as National and Insured. These factors may include economic, political or state legislative developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in residual interest bonds ("RIBs"). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But, when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock or shares of beneficial interest are as follows:

                                                                                  YEAR ENDED SEPTEMBER 30, 2004
                                   ----------------------------------------------------------------------------
                                    CONNECTICUT          HAWAII       MINNESOTA        MISSOURI      NEW JERSEY
---------------------------------------------------------------------------------------------------------------
Shares sold                             461,995         644,322       1,287,335       3,267,692       1,822,812
Reinvestment of distributions           188,655         319,980         253,164         962,770         680,491
Shares reacquired                    (1,318,024)     (2,050,585)     (1,270,189)     (3,669,594)     (5,141,542)
---------------------------------------------------------------------------------------------------------------
Increase (decrease)                    (667,374)     (1,086,283)        270,310         560,868      (2,638,239)
---------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED SEPTEMBER 30, 2004
                                   ----------------------------------------------------------------------------
                                          TEXAS      WASHINGTON         GEORGIA        MICHIGAN    PENNSYLVANIA
---------------------------------------------------------------------------------------------------------------
Shares sold                             423,921       1,007,594       3,616,190       2,395,641       1,352,917
Reinvestment of distributions           239,032         330,135         538,249         386,785         410,056
Shares reacquired                      (953,874)     (1,580,673)     (3,504,732)     (1,761,186)     (2,435,492)
---------------------------------------------------------------------------------------------------------------
Increase (decrease)                    (290,921)       (242,944)        649,707       1,021,240        (672,519)
---------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED SEPTEMBER 30, 2003
                                   ----------------------------------------------------------------------------
                                    CONNECTICUT          HAWAII       MINNESOTA        MISSOURI      NEW JERSEY
---------------------------------------------------------------------------------------------------------------
Shares sold                             784,378       1,118,700       2,634,465       4,063,538       2,469,761
Reinvestment of distributions           202,793         338,450         209,576         888,995         786,255
Shares reacquired                    (1,212,005)     (2,073,364)       (963,379)     (3,103,766)     (4,363,119)
---------------------------------------------------------------------------------------------------------------
Increase (decrease)                    (224,834)       (616,214)      1,880,662       1,848,767      (1,107,103)
---------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED SEPTEMBER 30, 2003
                                   ----------------------------------------------------------------------------
                                          TEXAS      WASHINGTON         GEORGIA        MICHIGAN    PENNSYLVANIA
---------------------------------------------------------------------------------------------------------------
Shares sold                             562,546       1,436,340       5,253,056       3,578,052       1,876,842
Reinvestment of distributions           237,487         318,921         491,682         353,430         407,087
Shares reacquired                      (923,282)     (1,270,360)     (2,815,614)     (1,989,612)     (2,336,153)
---------------------------------------------------------------------------------------------------------------
Increase (decrease)                    (123,249)        484,901       2,929,124       1,941,870         (52,224)
---------------------------------------------------------------------------------------------------------------

Transactions (both shares and dollars) in Funds with multiple classes are as follows:

                                                             YEAR ENDED                            YEAR ENDED
NATIONAL                                             SEPTEMBER 30, 2004                    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                3,541,591    $    40,681,581          5,669,665    $    65,071,288
Reinvestment of distributions              1,250,563         14,283,407          1,359,829         15,627,071
Shares reacquired                         (6,057,488)       (69,157,006)        (7,418,567)       (85,075,942)
-------------------------------------------------------------------------------------------------------------
Decrease                                  (1,265,334)   $   (14,192,018)          (389,073)   $    (4,377,583)
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                  244,614    $     2,815,682            980,446    $    11,338,944
Reinvestment of distributions                 54,551            624,686             58,692            675,936
Shares reacquired                           (718,023)        (8,215,944)          (727,080)        (8,357,818)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                         (418,858)   $    (4,775,576)           312,058    $     3,657,062
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                  369,180    $     4,255,317            988,068    $    11,461,006
Reinvestment of distributions                 75,657            865,552             80,448            925,745
Shares reacquired                           (966,679)       (11,051,730)          (577,892)        (6,648,381)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                         (521,842)   $    (5,930,861)           490,624    $     5,738,370
-------------------------------------------------------------------------------------------------------------

                                                             YEAR ENDED                            YEAR ENDED
CALIFORNIA                                           SEPTEMBER 30, 2004                    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                1,227,944    $    13,306,351          1,492,737    $    16,255,433
Reinvestment of distributions                373,383          4,018,098            413,818          4,507,517
Shares reacquired                         (2,887,725)       (31,067,978)        (2,583,054)       (28,071,598)
-------------------------------------------------------------------------------------------------------------
Decrease                                  (1,286,398)   $   (13,743,529)          (676,499)   $    (7,308,648)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                  172,641    $     1,865,283            510,721    $     5,606,781
Reinvestment of distributions                 18,107            194,993             21,919            238,826
Shares reacquired                           (405,207)        (4,358,278)          (310,511)        (3,360,618)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                         (214,459)   $    (2,298,002)           222,129    $     2,484,989
-------------------------------------------------------------------------------------------------------------

                                                             YEAR ENDED                            YEAR ENDED
NEW YORK                                             SEPTEMBER 30, 2004                    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                1,231,417    $    13,986,025          2,926,447    $    33,217,359
Reinvestment of distributions                553,520          6,264,285            594,191          6,775,806
Shares reacquired                         (2,618,184)       (29,632,409)        (3,567,933)       (40,743,765)
-------------------------------------------------------------------------------------------------------------
Decrease                                    (833,247)   $    (9,382,099)           (47,295)   $      (750,600)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                  290,075    $     3,299,253            506,318    $     5,809,463
Reinvestment of distributions                 17,248            195,123             16,052            183,062
Shares reacquired                           (311,522)        (3,505,697)          (192,259)        (2,174,296)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                           (4,199)   $       (11,321)           330,111    $     3,818,229
-------------------------------------------------------------------------------------------------------------

                                                             YEAR ENDED                  FOR THE PERIOD ENDED
INSURED                                              SEPTEMBER 30, 2004                   SEPTEMBER 30, 2003*
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                  392,666    $     3,876,261            368,851    $     3,663,501
Reinvestment of distributions                 12,009            118,627              1,182             11,397
Shares reacquired                           (135,018)        (1,353,364)              (534)            (5,208)
-------------------------------------------------------------------------------------------------------------
Increase                                     269,657    $     2,641,524            369,499    $     3,669,690
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                   37,806    $       372,998             31,393    $       307,348
Reinvestment of distributions                    151              1,486                  4                 38
Shares reacquired                            (38,056)          (368,409)                 -                  -
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                              (99)   $         6,075             31,397    $       307,386
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                  341,011    $     3,398,791             31,544    $       309,785
Reinvestment of distributions                    418              4,115                 32                307
Shares reacquired                            (41,244)          (409,333)                 -                  -
-------------------------------------------------------------------------------------------------------------
Increase                                     300,185    $     2,993,573             31,576    $       310,092
-------------------------------------------------------------------------------------------------------------

CLASS P SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                        -    $             -              1,000    $        10,000
Reinvestment of distributions                     26                251                  4                 42
Shares reacquired                                  -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------
Increase                                          26    $           251              1,004    $        10,042
-------------------------------------------------------------------------------------------------------------

* For the period June 23, 2003 (commencement of investment operations) to September 30, 2003.

                                                             YEAR ENDED                            YEAR ENDED
FLORIDA                                              SEPTEMBER 30, 2004                    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                2,229,086    $    10,937,349          1,544,362    $     7,546,963
Reinvestment of distributions                328,273          1,579,417            314,963          1,533,647
Shares reacquired                         (3,446,383)       (16,529,032)        (2,768,788)       (13,472,904)
-------------------------------------------------------------------------------------------------------------
Decrease                                    (889,024)   $    (4,012,266)          (909,463)   $    (4,392,294)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                   81,716    $       397,577            262,470    $     1,292,387
Reinvestment of distributions                 16,008             77,209             12,271             59,826
Shares reacquired                           (202,977)          (984,449)          (131,233)          (643,551)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                         (105,253)   $      (509,663)           143,508    $       708,662
-------------------------------------------------------------------------------------------------------------

11.    SUBSEQUENT EVENTS

Effective October 1, 2004, the annual management fee rate for all Funds, excluding Insured, was reduced to the following rate:

     .45% of the first $1 billion of average daily net assets
     .40% of the next $1 billion
     .35% of average daily net assets over $2 billion.

The annual management fee rate for Insured was reduced to the following rate:

     .40% of the first $2 billion in average daily net assets
     .375% of the next $3 billion
     .35% of average daily net assets over $5 billion.

In addition, effective October 1, 2004, Distributor will pay the one-time distribution fee of up to 1% on certain qualifying purchases of Class A shares of the Funds. Previously, these payments were made by the Funds. The Funds will continue to amortize the prepaid distribution fee balance outstanding at September 30, 2004, which is generally amortized over a two-year period. The remaining balance of the unamortized prepaid distribution fees by Fund, as of September 30, 2004 are:

                            UNAMORTIZED
                                BALANCE
---------------------------------------
National                    $    22,946
California                        9,373
Connecticut                         885
Hawaii                                -
Missouri                         11,884
New Jersey                        8,457
New York                            232
Texas                             8,469
Florida                          37,433
Pennsylvania                      1,496

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT TAX-FREE INCOME FUND, INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Tax-Free Income Fund, Inc. (the "Company"), comprising Lord Abbett National Tax-Free Income Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett Connecticut Tax-Free Income Fund, Lord Abbett Hawaii Tax-Free Income Fund, Lord Abbett Minnesota Tax-Free Income Fund, Lord Abbett Missouri Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, Lord Abbett New York Tax-Free Income Fund, Lord Abbett Texas Tax-Free Income Fund, and Lord Abbett Washington Tax-Free Income Fund, as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Lord Abbett Tax-Free Income Fund, Inc., as of September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 18, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT TAX-FREE INCOME TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Tax-Free Income Trust (the "Trust"), comprising Lord Abbett Insured Intermediate Tax-Free Fund, Florida Series, Georgia Series, Michigan Series, and Pennsylvania Series, as of September 30, 2004, and the related statements of operations, changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Lord Abbett Tax-Free Income Trust as of September 30, 2004, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 18, 2004

BASIC INFORMATION ABOUT MANAGEMENT

The Company's Board of Directors and the Trust's Board of Trustees are responsible for the management of the business and affairs of the Company and Trust in accordance with the laws of the States of Maryland and Delaware, respectively. Each Board appoints officers who are responsible for the day-to-day operations of the Company and Trust and who execute policies authorized by the Boards. Each Board also approves an investment adviser to the Company and Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director and Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company and Trust organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the investment adviser of the Company and Trust.

INTERESTED DIRECTOR/TRUSTEE

The following Director/Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                   CURRENT POSITION
                                  LENGTH OF SERVICE
NAME, ADDRESS AND                    WITH COMPANY               PRINCIPAL OCCUPATION                      OTHER
DATE OF BIRTH                          AND TRUST               DURING PAST FIVE YEARS                 DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                  Director since             Managing Partner and Chief         N/A
Lord, Abbett & Co. LLC         since 1989; Trustee        Investment Officer of Lord
90 Hudson Street               since 1991; and            Abbett since 1996.
Jersey City, NJ                Chairman since 1996
Date of Birth: 3/8/1945

                                   ----------

INDEPENDENT DIRECTOR/TRUSTEE

The following independent or outside Directors/Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                   CURRENT POSITION
                                  LENGTH OF SERVICE
NAME, ADDRESS AND                    WITH COMPANY               PRINCIPAL OCCUPATION                      OTHER
DATE OF BIRTH                          AND TRUST               DURING PAST FIVE YEARS                 DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW              Director/Trustee           Managing General Partner,          Currently serves as director of
c/o Emmerling                  since 1994                 Bigelow Media, LLC (since 2000);   Adelphia Communications, Inc.,
Communications                                            Senior Adviser, Time Warner Inc.   Crane Co., and Huttig Building
41 Madison Ave.,                                          (1998 - 2000); Acting Chief        Products Inc.
Suite 3810                                                Executive Officer of Courtroom
New York, NY                                              Television Network (1997 -
Date of Birth: 10/22/1941                                 1998); President and Chief
                                                          Executive Officer of Time Warner
                                                          Cable Programming, Inc. (1991 -
                                                          1997).

                                   CURRENT POSITION
                                  LENGTH OF SERVICE
NAME, ADDRESS AND                    WITH COMPANY               PRINCIPAL OCCUPATION                      OTHER
DATE OF BIRTH                          AND TRUST               DURING PAST FIVE YEARS                 DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------
WILLIAM H.T. BUSH              Director/Trustee           Co-founder and Chairman of the     Currently serves as director of
Bush-O'Donnell & Co., Inc.     since 1998                 Board of the financial advisory    Wellpoint Health Networks Inc.,
101 South Hanley Road                                     firm of Bush-O'Donnell & Company   and Engineered Support Systems,
Suite 1250                                                (since 1986).                      Inc.
St. Louis, MO
Date of Birth: 7/14/1938

ROBERT B. CALHOUN, JR.         Director/Trustee           Managing Director of Monitor       Currently serves as director of
Monitor Clipper Partners       since 1998                 Clipper Partners (since 1997)      Avondale, Inc. and Interstate
Two Canal Park                                            and President of Clipper Asset     Bakeries Corp.
Cambridge, MA                                             Management Corp. (since 1991),
Date of Birth: 10/25/1942                                 both private equity investment
                                                          funds.

JULIE A. HILL                  Director/Trustee           Owner and CEO of the Hillsdale     Currently serves as director of
1280 Bison                     since 2004                 Companies, a business consulting   Wellpoint Health Networks Inc.;
Newport Coast, CA                                         firm (1998 - present); Founder,    Resources Connection Inc.;
Date of Birth: 7/16/1946                                  President and Owner of the         Holcim (US) Inc. (parent company
                                                          Hiram-Hill and Hillsdale           Holcim Ltd).
                                                          Development Companies from 1998
                                                          to 2001.

FRANKLIN W. HOBBS              Director/Trustee           Senior Advisor (since April        Currently serves as director of
Houlihan Lokey                 since 2000                 2003) and Former Chief Executive   Adolph Coors Company.
Howard & Zukin                                            Officer of Houlihan Lokey Howard
685 Third Ave.                                            & Zukin, an investment bank
New York, NY                                              (January 2002 - April 2003);
Date of Birth: 7/30/1947                                  Chairman of Warburg Dillon Read
                                                          (1999 - 2001); Global Head of
                                                          Corporate Finance of SBC Warburg
                                                          Dillon Read (1997 - 1999); Chief
                                                          Executive Officer of Dillon,
                                                          Read & Co. (1994 - 1997).

C. ALAN MACDONALD              Director/Trustee           Retired - General Business and     Currently serves as director of
P.O. Box 4393                  since 1988                 Governance Consulting (since       H.J. Baker.
Greenwich, CT                                             1992); formerly President and
Date of Birth: 5/19/1933                                  CEO of Nestle Foods.

THOMAS J. NEFF                 Director/Trustee           Chairman of Spencer Stuart         Currently serves as director of
Spencer Stuart                 since 1982                 (U.S.), an executive search        Ace, Ltd. and Exult, Inc.
277 Park Avenue                                           consulting firm (since 1996);
New York, NY                                              President of Spencer Stuart
Date of Birth: 10/2/1937                                  (1979-1996).

OFFICERS

None of the officers listed below have received compensation from the Company or Trust. All the officers of the Company and Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

                               CURRENT POSITION
NAME AND                         WITH COMPANY             LENGTH OF SERVICE                   PRINCIPAL OCCUPATION
(DATE OF BIRTH)                   AND TRUST              OF CURRENT POSITION                 DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW               Chief Executive          Elected in 1996               Managing Partner and Chief Investment
(3/8/1945)                  Officer and President                                  Officer of Lord Abbett since 1996.

RICHARD D. SMOLA            Executive Vice           Elected in 2003               Partner and Investment Manager, joined
(10/27/1956)                President                                              Lord Abbett in 1991.

TRACIE E. AHERN             Vice President           Elected in 1999               Partner and Director of Portfolio
(1/12/1968)                                                                        Accounting and Operations, joined Lord
                                                                                   Abbett in 1999, prior thereto Vice
                                                                                   President - Head of Fund Administration of
                                                                                   Morgan Grenfell.

JOAN A. BINSTOCK            Chief Financial          Elected in 1999               Partner and Chief Operations Officer,
(3/4/1954)                  Officer and Vice                                       joined Lord Abbett in 1999, prior thereto
                            President                                              Chief Operating Officer of Morgan
                                                                                   Grenfell.

DANIEL E. CARPER            Vice President           Elected in 1998               Partner, joined Lord Abbett in 1979.
(1/22/1952)                                          Company; and 1991
                                                     Trust

PHILIP P. FANG              Vice President           Elected in 1994               Investment Manager, joined Lord Abbett in
(6/19/1965)                                                                        1991.

PAUL A. HILSTAD             Vice President and       Elected in 1995               Partner and General Counsel, joined Lord
(12/13/1942)                Secretary                                              Abbett in 1995.

LAWRENCE H. KAPLAN          Vice President and       Elected in 1997               Partner and Deputy General Counsel, joined
(1/16/1957)                 Assistant Secretary                                    Lord Abbett in 1997.

A. EDWARD OBERHAUS, III     Vice President           Elected in 1996               Partner and Manager of Equity Trading,
(12/21/1959)                                                                       joined Lord Abbett in 1983.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

                               CURRENT POSITION
NAME AND                         WITH COMPANY             LENGTH OF SERVICE                   PRINCIPAL OCCUPATION
(DATE OF BIRTH)                   AND TRUST              OF CURRENT POSITION                 DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
CHRISTINA T. SIMMONS        Vice President and       Elected in 2000               Assistant General Counsel, joined Lord
(11/12/1957)                Assistant Secretary                                    Abbett in 1999, formerly Assistant General
                                                                                   Counsel of Prudential Investments from
                                                                                   1998 to 1999, prior thereto Counsel of
                                                                                   Drinker, Biddle & Reath LLP, a law firm.

PETER SCOTT SMITH           Vice President           Elected in 2000               Investment Manager, joined Lord Abbett in
(9/15/1966)                                                                        1992.

BERNARD J. GRZELAK          Treasurer                Elected in 2003               Director of Fund Administration, joined
(6/12/1971)                                                                        Lord Abbett in 2003, formerly Vice
                                                                                   President, Lazard Asset Management LLC
                                                                                   from 2000 to 2003, prior thereto Manager
                                                                                   of Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Company's Directors and the Trust's Trustees. It is available free upon request.

HOUSEHOLDING

The Company and Trust have adopted a policy that allows them to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities, and information on how Lord Abbett voted each Funds' proxies during the 12-month period ended September 30, 2004, are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's website at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds will be required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Funds' Forms N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

   TAX INFORMATION

   100% of the income distributions paid by each Fund during fiscal year 2004 is tax-exempt dividend income.

[LORD ABBETT(R) LOGO]


                                                        Lord Abbett Tax-Free Income Fund Inc.
                                                               Lord Abbett National Tax-Free Income Fund
                                                               Lord Abbett California Tax-Free Income Fund
                                                               Lord Abbett Connecticut Tax-Free Income Fund
                                                               Lord Abbett Hawaii Tax-Free Income Fund
                                                               Lord Abbett Minnesota Tax-Free Income Fund
                                                               Lord Abbett Missouri Tax-Free Income Fund
                                                               Lord Abbett New Jersey Tax-Free Income Fund
                                                               Lord Abbett New York Tax-Free Income Fund
                                                               Lord Abbett Texas Tax-Free Income Fund
                                                               Lord Abbett Washington Tax-Free Income Fund
                                                        Lord Abbett Tax-Free Income Trust
     This report when not used for the general                 Lord Abbett Insured Intermediate Tax-Free Fund
  information of shareholders of the Fund, is to               Florida Series
  be distributed only if preceded or accompanied               Georgia Series
           by a current Fund Prospectus.                       Michigan Series
                                                               Pennsylvania Series

Lord Abbett Mutual Fund shares are distributed by:                                                                LATFI-2-904
            LORD ABBETT DISTRIBUTOR LLC                                                                               (11/04)

ITEM 2:     CODE OF ETHICS.

       (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended September 30, 2004 (the "Period").

       (b)  Not applicable.

       (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

       (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

       (e)  Not applicable.

       (f) See Item 11(a) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.

            The Registrant's Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2004 and 2003 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                          FISCAL YEAR ENDED:
                                                         2004           2003
Audit Fees {a}                                       $    228,000   $    218,000
Audit-Related Fees {b}                                        342            576
                                                     ---------------------------
Total audit and audit-related fees                        228,342        218,576
                                                     ---------------------------

Tax Fees {c}                                               65,882         65,982
All Other Fees {d}                                            -0-            731
                                                     ---------------------------
  Total Fees                                         $    294,224   $    285,289
                                                     ---------------------------

----------
        {a} Consists of fees for audits of the Registrant's annual financial statements.

        {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

        {c} Fees for the fiscal years ended September 30, 2004 and 2003 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return,
        New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

        {d} Consists of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

               - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
               - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended September 30, 2004 and 2003 were:

                                                          FISCAL YEAR ENDED:
                                                         2004           2003
All Other Fees {a}                                   $     81,900   $     75,000

----------
        {a} Fees for the fiscal years ended September 30, 2004 and 2003 consist of fees of $81,900 and $75,000, respectively, for Independent Service Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's operations and general computer controls over equity securities processing for institutional and mutual fund accounts ("SAS 70 Report").

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended September 30, 2004 and 2003 were:

                                                          FISCAL YEAR ENDED:
                                                         2004           2003
All Other Fees {b}                                            -0-   $     11,378

----------
        {b} Fees for the fiscal year ended September 30, 2003 represent fees for testing of Anti-Money Laundering Compliance.

(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
            Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM 9:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            Not Applicable

ITEM10:     CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of November 18, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:    EXHIBITS.

       (a)(1) Amendments to Code of Ethics - Not applicable.

       (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

       (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT TAX-FREE INCOME
                                      FUND, INC.


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: November 18, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                  LORD ABBETT TAX-FREE INCOME FUND, INC.

                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: November 18, 2004